Form 5500, Schedule H, Part IV, Line 4i — Schedule of Assets (Held at End of Year) (Details) - EBP 003	12 Months Ended
Dec. 31, 2025 USD ($) shares
EBP, Schedule of Asset Held for Investment [Line Items]
Plan number	003
Entity tax identification number	20-8764829
Participant loan, current value	$ 130,838,275
Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
Participant loan, interest rate	4.25%
Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
Participant loan, interest rate	9.50%
Registered Investment Companies
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 91,408,978
Corporate equities
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	7,695,567,248
Cash and cash equivalents
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	6,441,435
Total Government and agency securities
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	1,225,238,404
Corporate debt instruments
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	169,674,050
Derivative instruments
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	23,487,554
Collective trust funds
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	15,945,018,656
Repurchase agreements
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	587,000,000
Investment, Identifier [Axis]: Cash and cash equivalents | Foreign currency
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	6,441,435
Investment, Identifier [Axis]: Collective Trust Fund | Blackrock | MFO BLACKROCK INSTL TR CO EMERGING MKTS INDEX UNITIZED ACCT
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	278,943,488
Investment, Identifier [Axis]: Collective Trust Fund | Blackrock | MFO BLACKROCK INSTL TR CO EQUITY INDEX UNITIZED ACCT
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	4,931,977,457
Investment, Identifier [Axis]: Collective Trust Fund | Blackrock | MFO BLACKROCK INSTL TR CO MIDCAP EQUITY INDEX UNITIZED ACCT
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	661,663,008
Investment, Identifier [Axis]: Collective Trust Fund | Blackrock | MFO BLACKROCK INSTL TR CO MSCI ACWI EX US IMI INDEX UNITIZED ACCT
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	625,723,619
Investment, Identifier [Axis]: Collective Trust Fund | Blackrock | MFO BLACKROCK INSTL TR CO N A INVT FDS FOR E DEVELOPED REAL ESTATE INDEX UNI
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	77,823,232
Investment, Identifier [Axis]: Collective Trust Fund | Blackrock | MFO BLACKROCK INSTL TR CO N A MSCI ACWI ESG FOCUS INDEX UNITIZED ACCT
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	126,976,855
Investment, Identifier [Axis]: Collective Trust Fund | Blackrock | MFO BLACKROCK INSTL TR CO RUSSELL 2000 INDEX UNITIZED ACCT
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	585,104,039
Investment, Identifier [Axis]: Collective Trust Fund | Blackrock | MFO BLACKROCK INSTL TR CO US DEBT INDEX UNITIZED ACCT
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	290,681,079
Investment, Identifier [Axis]: Collective Trust Fund | Blackrock | MFO BLACKROCK INSTL TR CO US HIGH YIELD BOND INDEX
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	88,633,801
Investment, Identifier [Axis]: Collective Trust Fund | JP Morgan | MFO CF COMMINGLED PENSION TR FD LARGE CAP GROWT OF JPM CHASE BK N A UNIT CL CF-K 1
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	951,807,641
Investment, Identifier [Axis]: Collective Trust Fund | JP Morgan | MFO CF COMMINGLED PENSION TR FD LARGE CAP GROWT OF JPM CHASE BK N A UNIT CL CF-K 2
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	1,093,981,201
Investment, Identifier [Axis]: Collective Trust Fund | Northern Trust | NT COLLECTIVE SHORT TERM INVT FD 1
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	1,001,541
Investment, Identifier [Axis]: Collective Trust Fund | Northern Trust | NT COLLECTIVE SHORT TERM INVT FD 10
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	3,318,588
Investment, Identifier [Axis]: Collective Trust Fund | Northern Trust | NT COLLECTIVE SHORT TERM INVT FD 11
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	4,216,988
Investment, Identifier [Axis]: Collective Trust Fund | Northern Trust | NT COLLECTIVE SHORT TERM INVT FD 12
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	4,324,164
Investment, Identifier [Axis]: Collective Trust Fund | Northern Trust | NT COLLECTIVE SHORT TERM INVT FD 13
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	5,879,762
Investment, Identifier [Axis]: Collective Trust Fund | Northern Trust | NT COLLECTIVE SHORT TERM INVT FD 14
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	6,075
Investment, Identifier [Axis]: Collective Trust Fund | Northern Trust | NT COLLECTIVE SHORT TERM INVT FD 15
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	8,183,541
Investment, Identifier [Axis]: Collective Trust Fund | Northern Trust | NT COLLECTIVE SHORT TERM INVT FD 16
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	8,715,901
Investment, Identifier [Axis]: Collective Trust Fund | Northern Trust | NT COLLECTIVE SHORT TERM INVT FD 17
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	9,526,164
Investment, Identifier [Axis]: Collective Trust Fund | Northern Trust | NT COLLECTIVE SHORT TERM INVT FD 18
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	421,237
Investment, Identifier [Axis]: Collective Trust Fund | Northern Trust | NT COLLECTIVE SHORT TERM INVT FD 2
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	1,580
Investment, Identifier [Axis]: Collective Trust Fund | Northern Trust | NT COLLECTIVE SHORT TERM INVT FD 3
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	11,422,023
Investment, Identifier [Axis]: Collective Trust Fund | Northern Trust | NT COLLECTIVE SHORT TERM INVT FD 4
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	12,399,287
Investment, Identifier [Axis]: Collective Trust Fund | Northern Trust | NT COLLECTIVE SHORT TERM INVT FD 5
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	13,570
Investment, Identifier [Axis]: Collective Trust Fund | Northern Trust | NT COLLECTIVE SHORT TERM INVT FD 6
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	2,280,858
Investment, Identifier [Axis]: Collective Trust Fund | Northern Trust | NT COLLECTIVE SHORT TERM INVT FD 7
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	2,526,735
Investment, Identifier [Axis]: Collective Trust Fund | Northern Trust | NT COLLECTIVE SHORT TERM INVT FD 8
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	258,280
Investment, Identifier [Axis]: Collective Trust Fund | Northern Trust | NT COLLECTIVE SHORT TERM INVT FD 9
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	275,117
Investment, Identifier [Axis]: Collective Trust Fund | PIMCO | MFO PIMCO COLLECTIVE INVT TOTAL RETURN COLLECTIVE TR CL M
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	342,392,055
Investment, Identifier [Axis]: Collective Trust Fund | PIMCO | MFO PIMCO SHORT TERM FLOATING NAV II
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	62,875,378
Investment, Identifier [Axis]: Collective Trust Fund | State Street | MFO SSGA 2025 FUND (CM8U1)
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	337,870,802
Investment, Identifier [Axis]: Collective Trust Fund | State Street | MFO SSGA 2030 FUND (CM5L)
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	646,232,338
Investment, Identifier [Axis]: Collective Trust Fund | State Street | MFO SSGA 2035 FUND (CM8V1)
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	842,407,149
Investment, Identifier [Axis]: Collective Trust Fund | State Street | MFO SSGA 2040 FUND (CM5M)
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	653,704,057
Investment, Identifier [Axis]: Collective Trust Fund | State Street | MFO SSGA 2045 FUND (CM8W1)
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	659,764,681
Investment, Identifier [Axis]: Collective Trust Fund | State Street | MFO SSGA 2050 FUND (CMAQ1)
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	599,943,853
Investment, Identifier [Axis]: Collective Trust Fund | State Street | MFO SSGA 2055 FUND (CMLE1)
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	427,054,046
Investment, Identifier [Axis]: Collective Trust Fund | State Street | MFO SSGA TARGET RETMT INCOME SL SER I
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	332,291,270
Investment, Identifier [Axis]: Collective Trust Fund | State Street | MFO STATE STR GBL ADVISORS TR CO TARGET RETIREMENT 2070 SEC LENDING SR FD CL I
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	4,156,177
Investment, Identifier [Axis]: Collective Trust Fund | State Street | MFO STATE STREET TARGET RETIREMENT 2060 SECURITIES LENDING SER FUND CLASS I
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	250,254,440
Investment, Identifier [Axis]: Collective Trust Fund | State Street | MFO STATE STREET TARGET RETIREMENT 2065 SECURITIES LENDING SERIES FUND CLASS I
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	144,111,062
Investment, Identifier [Axis]: Collective Trust Fund | TS&W | MFO TS&W COLLECTIVE INVT TR INTL LARGE CAP EQUITY TR CL V
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	402,038,318
Investment, Identifier [Axis]: Collective Trust Fund | Wellington | MFO WELLINGTON OPPORTUNISTIC EMERGING MARKETS DEBT (SERIES 1)
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	68,790,809
Investment, Identifier [Axis]: Collective Trust Fund | William Blair | MFO WILLIAM BLAIR COLLECTIVE INVT TR EMERGING MKTS GROWTH COLL INVT FD CL 6
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	383,045,390
Investment, Identifier [Axis]: Corporate Debt Instruments | 1211 Ave Of The Amers Tr | PVTPL 1211 AVE OF THE AMERS TR 2015-1211 CL A-1A2 DUE 08-10-2035 BEO
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 386,000
Interest Rate	3.9005%
Investment, Identifier [Axis]: Corporate Debt Instruments | 1261229 BC LTD | PVTPL 1261229 BC LTD 04-15-203
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 523,272
Interest Rate	10.00%
Investment, Identifier [Axis]: Corporate Debt Instruments | 37 CAPITAL CLO LTD | PVTPL 37 CAPITAL CLO LTD SER 23-2A CL ARFLTG 04-15-2035
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 699,456
Investment, Identifier [Axis]: Corporate Debt Instruments | 522 FDG CLO 2018-3 A Ltd | 522 FDG CLO 2018-3 A LTD / 522 FDG 10-20-2031
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 78,731
Interest Rate	4.96924%
Investment, Identifier [Axis]: Corporate Debt Instruments | 888 Acquisitions Limited | 888 ACQUISITIONS LIMITED TRM LN B SR SCD TRM LN 07-08-2028
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 283,046
Investment, Identifier [Axis]: Corporate Debt Instruments | AAG FH UK PLC / GLOBAL AUTO HLDGS PLC | PVTPL AAG FH UK PLC / GLOBAL AUTO HLDGS PLC 08-15-2029
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 209,339
Interest Rate	11.50%
Investment, Identifier [Axis]: Corporate Debt Instruments | ABN AMRO BANK NV | PVTPL ABN AMRO BANK NV 10-13-2026
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 0
Interest Rate	6.575%
Investment, Identifier [Axis]: Corporate Debt Instruments | ACADIA HEALTHCARE CO INC | PVTPL ACADIA HEALTHCARE CO INC 03-15-2033
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 35,350
Interest Rate	7.375%
Investment, Identifier [Axis]: Corporate Debt Instruments | ACADIA HEALTHCARE CO INC | PVTPL ACADIA HEALTHCARE CO INC SR NT 04-15-2029
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 270,645
Interest Rate	5.00%
Investment, Identifier [Axis]: Corporate Debt Instruments | ACRISURE LLC/ACRISURE FIN INC | PVTPL ACRISURE LLC/ACRISURE FIN INC 02-01-2029
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 350,653
Interest Rate	8.25%
Investment, Identifier [Axis]: Corporate Debt Instruments | ACRISURE LLC/ACRISURE FIN INC | PVTPL ACRISURE LLC/ACRISURE FIN INC SR NT 08-01-2029
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 109,604
Interest Rate	6.00%
Investment, Identifier [Axis]: Corporate Debt Instruments | ACUSHNET CO DEL SR | PVTPL ACUSHNET CO DEL SR 12-01-2033
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 47,528
Interest Rate	5.625%
Investment, Identifier [Axis]: Corporate Debt Instruments | AG | AG ISSUER LLC DUE 03-01-2028
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 23,101
Interest Rate	6.25%
Investment, Identifier [Axis]: Corporate Debt Instruments | AHP HEALTH PARTNERS INC | PVTPL AHP HEALTH PARTNERS INC SR NT 07-15-2029
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 122,944
Interest Rate	5.75%
Investment, Identifier [Axis]: Corporate Debt Instruments | ALBERTSONS COS INC FIXED | PVTPL ALBERTSONS COS INC FIXED 02-15-2028
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 135,517
Interest Rate	5.875%
Investment, Identifier [Axis]: Corporate Debt Instruments | ALBERTSONS COS INC | PVTPL ALBERTSONS COS INC DUE 02-15-2030
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 319,329
Interest Rate	4.875%
Investment, Identifier [Axis]: Corporate Debt Instruments | ALBERTSONS COS INC/SAFEWAY INC/ A | PVTPL ALBERTSONS COS INC/SAFEWAY INC/ A DUE 01-15-2027 BEO
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 156,851
Interest Rate	4.625%
Investment, Identifier [Axis]: Corporate Debt Instruments | ALBERTSONS COS INC/SAFEWAY INC/NEWA | PVTPL ALBERTSONS COS INC/SAFEWAY INC/NEWA DUE 03-15-2029/08-31-2020 BEO
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 289,063
Interest Rate	3.50%
Investment, Identifier [Axis]: Corporate Debt Instruments | ALLIANT HLDGS | PVTPL ALLIANT HLDGS 10-01-2031
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 138,179
Interest Rate	6.50%
Investment, Identifier [Axis]: Corporate Debt Instruments | ALLISON TRANSMISSION INC | PVTPL ALLISON TRANSMISSION INC 12-01-2033
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 113,829
Interest Rate	5.875%
Investment, Identifier [Axis]: Corporate Debt Instruments | ALLISON TRANSMISSION INC | PVTPL ALLISON TRANSMISSION INC DUE01-30-2031/11-19-2020 BEO
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 289,075
Interest Rate	3.75%
Investment, Identifier [Axis]: Corporate Debt Instruments | ALTICE FRANCE SAS | PVTPL ALTICE FRANCE SAS 11-01-2029
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 274,923
Interest Rate	9.50%
Investment, Identifier [Axis]: Corporate Debt Instruments | AMER SPORTS CO | PVTPL AMER SPORTS CO 02-16-2031
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 132,061
Interest Rate	6.75%
Investment, Identifier [Axis]: Corporate Debt Instruments | AMERICAN AXLE & MANUFACTURING INC | PVTPL AMERICAN AXLE & MANUFACTURING INC 10-15-2032
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 121,172
Interest Rate	6.375%
Investment, Identifier [Axis]: Corporate Debt Instruments | AMERICAN FIN TR INC/AMERN FIN OPERPAR | PVTPL AMERICAN FIN TR INC/AMERN FIN OPERPAR 09-30-2028
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 240,087
Interest Rate	4.50%
Investment, Identifier [Axis]: Corporate Debt Instruments | AMERIGAS PART/FIN CORP | PVTPL AMERIGAS PART/FIN CORP 06-01-2030
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 308,934
Interest Rate	9.50%
Investment, Identifier [Axis]: Corporate Debt Instruments | AMWINS GROUP INC | PVTPL AMWINS GROUP INC 02-15-2029
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 170,686
Interest Rate	6.375%
Investment, Identifier [Axis]: Corporate Debt Instruments | ARCHES BUYER INC | PVTPL ARCHES BUYER INC 144A DUE 06-01-2028 BEO
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 34,349
Interest Rate	4.25%
Investment, Identifier [Axis]: Corporate Debt Instruments | ARCHROCK PARTNERS L P/ARCHROCK PARTNER | PVTPL ARCHROCK PARTNERS L P/ARCHROCK PARTNER DUE 04-01-2028
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 107,605
Interest Rate	6.25%
Investment, Identifier [Axis]: Corporate Debt Instruments | ARDAGH METAL PACKAGING FIN PLC/ARDAGH | PVTPL ARDAGH METAL PACKAGING FIN PLC/ARDAGH DUE 09-01-2029 BEO
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 387,895
Interest Rate	4.00%
Investment, Identifier [Axis]: Corporate Debt Instruments | ARDONAGH FINCO LTD | PVTPL ARDONAGH FINCO LTD 02-15-2031
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 564,015
Interest Rate	7.75%
Investment, Identifier [Axis]: Corporate Debt Instruments | ARDONAGH GROUP | ARDONAGH GROUP FIN DUE 02-15-2032
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 509,245
Interest Rate	8.875%
Investment, Identifier [Axis]: Corporate Debt Instruments | ARES EUROPEAN | ARES EUROPEAN CLO 15/10/2031 15/10/2031
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 122,971
Interest Rate	2.796%
Investment, Identifier [Axis]: Corporate Debt Instruments | ASURION LLC | ASURION LLC TERM LOAN B-13 SENIOR SECURED 09-19-2030
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 329,293
Investment, Identifier [Axis]: Corporate Debt Instruments | ATHENE GLOBAL FUNDING | PVTPL ATHENE GLOBAL FUNDING FLTG RT 07-16-2026
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	400,609
Investment, Identifier [Axis]: Corporate Debt Instruments | ATLAS | ATLAS CC ACQUISITION CORP TLB 05-25-2029
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	213,747
Investment, Identifier [Axis]: Corporate Debt Instruments | ATLAS | ATLAS CC ACQUISITION CORP TLC 05-25-2029
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	30,943
Investment, Identifier [Axis]: Corporate Debt Instruments | AVANTOR FUNDING INC | PVTPL AVANTOR FUNDING INC DUE 11-01-2029/10-26-2021 BEO
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 328,048
Interest Rate	3.875%
Investment, Identifier [Axis]: Corporate Debt Instruments | AVANTOR | PVTPL AVANTOR DUE 07-15-2028 BEO
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 91,500
Interest Rate	4.625%
Investment, Identifier [Axis]: Corporate Debt Instruments | Aar Escrow Issuer Llc Sr | AAR ESCROW ISSUER LLC SR NT 144A 03-15-2029
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 75,537
Interest Rate	6.75%
Investment, Identifier [Axis]: Corporate Debt Instruments | Acadia Healthcare | ACADIA HEALTHCARE DUE 07-01-2028
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 72,554
Interest Rate	5.50%
Investment, Identifier [Axis]: Corporate Debt Instruments | Acrisure Llc | ACRISURE LLC / ACRISURE FIN INC 11-06-2030
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 193,675
Interest Rate	7.50%
Investment, Identifier [Axis]: Corporate Debt Instruments | Acrisure Llc | ACRISURE LLC TL 11-06-2030
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 472,310
Investment, Identifier [Axis]: Corporate Debt Instruments | Aethon | AETHON UTD BR LP / DUE 10-01-2029
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 203,249
Interest Rate	7.50%
Investment, Identifier [Axis]: Corporate Debt Instruments | Air Lease Corp | AIR LEASE CORP 06-25-2026
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 301,504
Interest Rate	5.30%
Investment, Identifier [Axis]: Corporate Debt Instruments | Alliant | ALLIANT HLDGS DUE 10-15-2027
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 54,317
Interest Rate	6.75%
Investment, Identifier [Axis]: Corporate Debt Instruments | Ally Finl Inc Sr | ALLY FINL INC SR NT FIXED / FLTG 06-13-2029
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 106,680
Interest Rate	6.992%
Investment, Identifier [Axis]: Corporate Debt Instruments | Ally Finl Inc | ALLY FINL INC 02-14-2033
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 350,643
Interest Rate	6.70%
Investment, Identifier [Axis]: Corporate Debt Instruments | Ally Finl Inc | ALLY FINL INC DUE 11-01-2031
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 476,006
Interest Rate	8.00%
Investment, Identifier [Axis]: Corporate Debt Instruments | Altice | ALTICE FINANCING S.A. FIRST LIEN TERM LOAN DUE 10-31-2027 BEO
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 477,113
Investment, Identifier [Axis]: Corporate Debt Instruments | Altice | ALTICE FRANCE S A USD TLB-12 LOAN SENIORSECURED 10-30-2028
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	47,073
Investment, Identifier [Axis]: Corporate Debt Instruments | Altice | ALTICE FRANCE S.A USD TLB-14 LOAN SENIORSECURED 05-31-2031
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	288,275
Investment, Identifier [Axis]: Corporate Debt Instruments | Altice | ALTICE LUXCO3
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	42,413
Investment, Identifier [Axis]: Corporate Debt Instruments | American Axle & Mfg | AMERN AXLE & MFG DUE 10-01-2029
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 304,396
Interest Rate	5.00%
Investment, Identifier [Axis]: Corporate Debt Instruments | American Axle & Mfg | AMERN AXLE & MFG DUE 10-15-2033
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 83,559
Interest Rate	7.75%
Investment, Identifier [Axis]: Corporate Debt Instruments | American Axle & Mfg | AMERN HONDA FIN FLTG RT DUE 08-13-2027
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 601,245
Interest Rate	4.40584%
Investment, Identifier [Axis]: Corporate Debt Instruments | Amerigas Partners | AMERIGAS PARTNERS DUE 05-20-2027
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 361,062
Interest Rate	5.75%
Investment, Identifier [Axis]: Corporate Debt Instruments | Amgen Inc Fixed | AMGEN INC FIXED 03-02-2028
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 204,748
Interest Rate	5.15%
Investment, Identifier [Axis]: Corporate Debt Instruments | Amynta Agy Borrower Inc/Amynta | PVTPL AMYNTA AGY BORROWER INC/AMYNTA WAR 07-15-2033
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 143,233
Interest Rate	7.50%
Investment, Identifier [Axis]: Corporate Debt Instruments | Antero Midstream | ANTERO MIDSTREAM DUE 01-15-2028
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 117,225
Interest Rate	5.75%
Investment, Identifier [Axis]: Corporate Debt Instruments | Apidos Clo Xxiv / Apidos Clo Xxiv Llc | PVTPL APIDOS CLO XXIV / APIDOS CLO XXIV LLC CLO VAR RT DUE 10-20-2030 BEO
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 113,554
Investment, Identifier [Axis]: Corporate Debt Instruments | Arbor Rlty Coml Real Estate Nts | PVTPL ARBOR RLTY COML REAL ESTATE NTS 2021-FL4 SR 21-FL4 CL A 11-15-2036
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	175,043
Investment, Identifier [Axis]: Corporate Debt Instruments | Arcano Euro CLO I DAC | ARCANO EUR FRN CLO 07/2039 EUR 'A'
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	705,719
Investment, Identifier [Axis]: Corporate Debt Instruments | BAIN CAPITAL CREDIT CLO LIMITED | PVTPL BAIN CAPITAL CREDIT CLO LIMITED SER 20-3A CL A1R FLTG 10-23-2034
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	600,540
Investment, Identifier [Axis]: Corporate Debt Instruments | BALDWIN INS GROUP HLDGS LLC | PVTPL BALDWIN INS GROUP HLDGS LLC 05-15-2031
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 83,924
Interest Rate	7.125%
Investment, Identifier [Axis]: Corporate Debt Instruments | BALLYS CORPORATION | BALLYS CORPORATION TERM LOAN B DUE 10-02-2028 BEO
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 203,266
Investment, Identifier [Axis]: Corporate Debt Instruments | BARINGS | BARINGS EURO CLO 21/10/2038
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 704,420
Interest Rate	3.269%
Investment, Identifier [Axis]: Corporate Debt Instruments | BARRACUDA NETWORKS INC | BARRACUDA NETWORKS INC FIRST LIEN TERM LOAN SENOIR SECURED TERM LOAN 08-15-2029
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 445,652
Investment, Identifier [Axis]: Corporate Debt Instruments | BAUSCH HEALTH COS INC | PVTPL BAUSCH HEALTH COS INC DUE 06-01-2028 BEO
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 108,295
Interest Rate	4.875%
Investment, Identifier [Axis]: Corporate Debt Instruments | BAUSCH HEALTH COS INC | PVTPL BAUSCH HEALTH COS INC SR NT DUE 01-30-2028 BEO
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 99,750
Interest Rate	5.00%
Investment, Identifier [Axis]: Corporate Debt Instruments | BEACH ACQUISITION BIDCO LLC | PVTPL BEACH ACQUISITION BIDCO LLC PIK 07-15-2033
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 220,738
Interest Rate	10.00%
Investment, Identifier [Axis]: Corporate Debt Instruments | BELRON UK FIN PLC | PVTPL BELRON UK FIN PLC 10-15-2029
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 204,242
Interest Rate	5.75%
Investment, Identifier [Axis]: Corporate Debt Instruments | BERRY GLOBAL ESCROW CORP FIXED | PVTPL BERRY GLOBAL ESCROW CORP FIXED 07-15-2026 BEO
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 220,041
Interest Rate	4.875%
Investment, Identifier [Axis]: Corporate Debt Instruments | BLOOM ENERGY CORP | PVTPL BLOOM ENERGY CORP 11-15-2030
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 66,120
Interest Rate	0.00%
Investment, Identifier [Axis]: Corporate Debt Instruments | BLUE RACER MID LLC/FINAN | PVTPL BLUE RACER MID LLC/FINAN 07-15-2029
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 83,431
Interest Rate	7.00%
Investment, Identifier [Axis]: Corporate Debt Instruments | BMW US CAP LLC | PVTPL BMW US CAP LLC 03-21-2028
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 101,482
Interest Rate	4.75%
Investment, Identifier [Axis]: Corporate Debt Instruments | BMW US CAP LLC | PVTPL BMW US CAP LLC SR NT 08-11-2028
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 205,126
Interest Rate	5.05%
Investment, Identifier [Axis]: Corporate Debt Instruments | BMW US CAPITAL LLC | PVTPL BMW US CAPITAL LLC 03-19-2027
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 201,664
Interest Rate	4.65%
Investment, Identifier [Axis]: Corporate Debt Instruments | BOMBARDIER INC | PVTPL BOMBARDIER INC 06-15-2033
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 208,251
Interest Rate	6.75%
Investment, Identifier [Axis]: Corporate Debt Instruments | BOMBARDIER INC | PVTPL BOMBARDIER INC 11-15-2030
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 83,199
Interest Rate	8.75%
Investment, Identifier [Axis]: Corporate Debt Instruments | BONANZA CREEK ENERGY INC | PVTPL BONANZA CREEK ENERGY INC 10-15-2026
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 412,840
Interest Rate	5.00%
Investment, Identifier [Axis]: Corporate Debt Instruments | BORR IHC LIMITED | PVTPL BORR IHC LIMITED 11-15-2028
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 306,224
Interest Rate	10.00%
Investment, Identifier [Axis]: Corporate Debt Instruments | BPCE SA | PVTPL BPCE SA 10-19-2027
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 305,649
Interest Rate	6.612%
Investment, Identifier [Axis]: Corporate Debt Instruments | BRIDGECREST | BRIDGECREST LENDING AUTO SECURITIZATION TR SR 25-2 CL A2 01-18-2028
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 289,028
Interest Rate	4.84%
Investment, Identifier [Axis]: Corporate Debt Instruments | BRIGHTSTAR | BRIGHTSTAR LOTTERY DUE 01-15-2033
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 169,782
Interest Rate	5.75%
Investment, Identifier [Axis]: Corporate Debt Instruments | BROADCOM INC | PVTPL BROADCOM INC DUE 11-15-2035 BEO
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 104,451
Interest Rate	3.137%
Investment, Identifier [Axis]: Corporate Debt Instruments | BROADCOM | BROADCOM INC 02-15-2033
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 22,928
Interest Rate	2.60%
Investment, Identifier [Axis]: Corporate Debt Instruments | Bain Capital Credit Clo Limited | PVTPL BAIN CAPITAL CREDIT CLO LIMITED SR 19-3A CL ARR FLTG RT 10-21-2034
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 499,800
Investment, Identifier [Axis]: Corporate Debt Instruments | Bain Capital Credit Clo Ltd | PVTPL BAIN CAPITAL CREDIT CLO LTD SR 21-3A AR FLTG RT 07-24-2034
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	499,478
Investment, Identifier [Axis]: Corporate Debt Instruments | Bank Amer Corp | BAMLL COML MTG FLTG RT DUE 09-15-2038
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 385,688
Interest Rate	4.82448%
Investment, Identifier [Axis]: Corporate Debt Instruments | Bank Amer Corp | BANK AMER CORP 05-09-2029
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 405,433
Interest Rate	4.623%
Investment, Identifier [Axis]: Corporate Debt Instruments | Bank Amer Corp | BANK AMER CORP DUE 12-31-2049
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 81,242
Interest Rate	5.875%
Investment, Identifier [Axis]: Corporate Debt Instruments | Bank Montreal | BANK MONTREAL QUE 09-10-2027
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 301,140
Interest Rate	4.567%
Investment, Identifier [Axis]: Corporate Debt Instruments | Bausch Health Companies | BAUSCH HEALTH COMPANIES INC. TERM LOAN B01-27-2027
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 0
Investment, Identifier [Axis]: Corporate Debt Instruments | Bayer Us Fin Ii | BAYER US FIN II DUE 12-15-2028
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 100,117
Interest Rate	4.375%
Investment, Identifier [Axis]: Corporate Debt Instruments | Benefit Street Partners Clo Ltd | PVTPL BENEFIT STREET PARTNERS CLO LTD SR 20-22A CL ARR FRN 04-20-2035
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 800,002
Investment, Identifier [Axis]: Corporate Debt Instruments | Black Diamond 2019 Frn C | BLACK DIAMOND 2019 FRN CLO 05/2032 EUR 'A-1'
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	147,097
Investment, Identifier [Axis]: Corporate Debt Instruments | Blackrock | BLACKROCK EURO.VII FRN CLO 10/2031 EUR 'A'
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	156,283
Investment, Identifier [Axis]: Corporate Debt Instruments | Block Inc | BLOCK INC SR NT 06-01-2026
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 86,481
Interest Rate	2.75%
Investment, Identifier [Axis]: Corporate Debt Instruments | Block Inc | BLOCK INC SR NT 06-01-2031
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 72,371
Interest Rate	3.50%
Investment, Identifier [Axis]: Corporate Debt Instruments | Blue Racer | BLUE RACER DUE 07-15-2032
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 382,058
Interest Rate	7.25%
Investment, Identifier [Axis]: Corporate Debt Instruments | Bluemountain Clo Ltd | PVTPL BLUEMOUNTAIN CLO LTD SR 22-34A CL AR FLTG RT 04-20-2035 1
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 600,000
Investment, Identifier [Axis]: Corporate Debt Instruments | Bluemountain Clo Ltd | PVTPL BLUEMOUNTAIN CLO LTD SR 22-34A CL AR FLTG RT 04-20-2035 2
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	800,000
Investment, Identifier [Axis]: Corporate Debt Instruments | Bluemountain Clo Xxii Ltd | PVTPL BLUEMOUNTAIN CLO XXII LTD 18-1A CL A-1 FLTG RT 07-15-2031
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	123,696
Investment, Identifier [Axis]: Corporate Debt Instruments | Boxer Parent Co Inc | BOXER PARENT CO INC TL 07-02-2032
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	639,327
Investment, Identifier [Axis]: Corporate Debt Instruments | Buckeye Partners | BUCKEYE PARTNERS L DUE 03-01-2028
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 172,892
Interest Rate	4.50%
Investment, Identifier [Axis]: Corporate Debt Instruments | Buckeye Partners | BUCKEYE PARTNERS L DUE 11-15-2043
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 256,951
Interest Rate	5.85%
Investment, Identifier [Axis]: Corporate Debt Instruments | Buckeye Partners | BUCKEYE PARTNERS L DUE 12-01-2026
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 168,164
Interest Rate	3.95%
Investment, Identifier [Axis]: Corporate Debt Instruments | C&S Wholesale Grocer | CS WHSL GROCERS INC TLB 08-06-2030
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 190,047
Investment, Identifier [Axis]: Corporate Debt Instruments | CACI INTL INC | PVTPL CACI INTL INC 06-15-2033
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 339,375
Interest Rate	6.375%
Investment, Identifier [Axis]: Corporate Debt Instruments | CAESARS ENTERTAINMENT INC | PVTPL CAESARS ENTERTAINMENT INC 10-15-2032
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 10,696
Interest Rate	6.00%
Investment, Identifier [Axis]: Corporate Debt Instruments | CAESARS ENTERTAINMENT INC | PVTPL CAESARS ENTERTAINMENT INC DUE 10-15-2029 BEO
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 414,391
Interest Rate	4.625%
Investment, Identifier [Axis]: Corporate Debt Instruments | CALIFORNIA RES CORP | PVTPL CALIFORNIA RES CORP 06-15-2029
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 274,047
Interest Rate	8.25%
Investment, Identifier [Axis]: Corporate Debt Instruments | CARNIVAL CORP | PVTPL CARNIVAL CORP 08-01-2028
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 295,587
Interest Rate	4.00%
Investment, Identifier [Axis]: Corporate Debt Instruments | CARPENTER TECHNOLOGY CORP | PVTPL CARPENTER TECHNOLOGY CORP 03-01-2034
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 151,294
Interest Rate	5.625%
Investment, Identifier [Axis]: Corporate Debt Instruments | CARRIAGE PURCHASER INC | PVTPL CARRIAGE PURCHASER INC 10-15-2029
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 276,002
Interest Rate	7.875%
Investment, Identifier [Axis]: Corporate Debt Instruments | CARVANA CO | PVTPL CARVANA CO PIK 06-01-2031 1
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 262,010
Interest Rate	9.00%
Investment, Identifier [Axis]: Corporate Debt Instruments | CARVANA CO | PVTPL CARVANA CO PIK 06-01-2031 2
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 371,937
Interest Rate	9.00%
Investment, Identifier [Axis]: Corporate Debt Instruments | CCO HLDGS LLC / CCO HLDGS CAP CORP | PVPTL CCO HLDGS LLC / CCO HLDGS CAP CORP DUE 05-01-2027
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 143,802
Interest Rate	5.125%
Investment, Identifier [Axis]: Corporate Debt Instruments | CCO HLDGS LLC | PVTPL CCO HLDGS LLC 144A 02-01-2028
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 233,153
Interest Rate	5.00%
Investment, Identifier [Axis]: Corporate Debt Instruments | CCO HLDGS LLC/CAP CORP | PVTPL CCO HLDGS LLC/CAP CORP DUE 03-01-2030
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 62,082
Interest Rate	4.75%
Investment, Identifier [Axis]: Corporate Debt Instruments | CCO HLDGS LLC/CCO HLDGS CAP CORP BNDS | PVTPL CCO HLDGS LLC/CCO HLDGS CAP CORP BNDS DUE 05-01-2026
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 559,925
Interest Rate	5.50%
Investment, Identifier [Axis]: Corporate Debt Instruments | CCO HLDGS LLC/CCO HLDGS CAP CORP | PVTPL CCO HLDGS LLC/CCO HLDGS CAP CORP DUE 02-01-2031
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 193,012
Interest Rate	4.25%
Investment, Identifier [Axis]: Corporate Debt Instruments | CCO HLDGS LLC/CCO HLDGS CAP CORP | PVTPL CCO HLDGS LLC/CCO HLDGS CAP CORP DUE 08-15-2030
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 72,496
Interest Rate	4.50%
Investment, Identifier [Axis]: Corporate Debt Instruments | CDI ESCROW ISS | PVTPL CDI ESCROW ISS 04-01-2030
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 130,250
Interest Rate	5.75%
Investment, Identifier [Axis]: Corporate Debt Instruments | CENTRAL PARENT LLC/CDK GLOBAL II LLC | PVTPL CENTRAL PARENT LLC/CDK GLOBAL II LLC 06-15-2029
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 259,917
Interest Rate	8.00%
Investment, Identifier [Axis]: Corporate Debt Instruments | CHARLES RIV LABORATORIES INTL INC | PVTPL CHARLES RIV LABORATORIES INTL INC DUE 05-01-2028
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 41,622
Interest Rate	4.25%
Investment, Identifier [Axis]: Corporate Debt Instruments | CHARLES RIVER LABORATORI | PVTPL CHARLES RIVER LABORATORI DUE 03-15-2031
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 327,967
Interest Rate	4.00%
Investment, Identifier [Axis]: Corporate Debt Instruments | CHART INDUSTRIES INC | PVTPL CHART INDUSTRIES INC DUE 01-01-2030 BEO
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 257,435
Interest Rate	7.50%
Investment, Identifier [Axis]: Corporate Debt Instruments | CHART INDUSTRIES INC | PVTPL CHART INDUSTRIES INC DUE 01-01-2031 BEO
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 348,161
Interest Rate	9.50%
Investment, Identifier [Axis]: Corporate Debt Instruments | CHOBANI HOLDCO II LLC | PVTPL CHOBANI HOLDCO II LLC PIK 10-01-2029
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 189,006
Interest Rate	8.75%
Investment, Identifier [Axis]: Corporate Debt Instruments | CHOBANI LLC/CHOBANI FIN CORP INC | PVTPL CHOBANI LLC/CHOBANI FIN CORP INC 07-01-2029
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 63,628
Interest Rate	7.625%
Investment, Identifier [Axis]: Corporate Debt Instruments | CHORD ENERGY CORP | PVTPL CHORD ENERGY CORP 03-15-2033
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 191,291
Interest Rate	6.75%
Investment, Identifier [Axis]: Corporate Debt Instruments | CHORD ENERGY CORP | PVTPL CHORD ENERGY CORP 10-01-2030
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 172,929
Interest Rate	6.00%
Investment, Identifier [Axis]: Corporate Debt Instruments | CHS/CMNTY HEALTH SYS INC | PVTPL CHS/CMNTY HEALTH SYS INC 01-15-2032
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 3,274
Interest Rate	10.875%
Investment, Identifier [Axis]: Corporate Debt Instruments | CHS/CMNTY HEALTH SYS INC | PVTPL CHS/CMNTY HEALTH SYS INC DUE02-15-2031/02-09-2021 BEO
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 234,252
Interest Rate	4.75%
Investment, Identifier [Axis]: Corporate Debt Instruments | CHS/COMMUNITY HEALTH SYS | PVTPL CHS/COMMUNITY HEALTH SYS 01-15-2034
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 448,490
Interest Rate	9.75%
Investment, Identifier [Axis]: Corporate Debt Instruments | CHURCHILL DOWNS | PVTPL CHURCHILL DOWNS 01-15-2028
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 335,744
Interest Rate	4.75%
Investment, Identifier [Axis]: Corporate Debt Instruments | CHURCHILL DOWNS | PVTPL CHURCHILL DOWNS DUE 04-01-2027
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 212,000
Interest Rate	5.50%
Investment, Identifier [Axis]: Corporate Debt Instruments | CI FINANCIAL | CI FINANCIAL CORP 05-30-2029
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 306,805
Interest Rate	7.50%
Investment, Identifier [Axis]: Corporate Debt Instruments | CI FINANCIAL | CI FINL CORP DUE 12-17-2030
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 348,821
Interest Rate	3.20%
Investment, Identifier [Axis]: Corporate Debt Instruments | CIFC FDG 2017-IV LTD | PVTPL CIFC FDG 2017-IV LTD SER 17-4A CL A1R FLTG 10-24-2030
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 62,256
Investment, Identifier [Axis]: Corporate Debt Instruments | CITIGROUP GLOBAL MKTS HLDGS INC | PVTPL CITIGROUP GLOBAL MKTS HLDGS INC 04-18-2028
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 374,843
Interest Rate	0.125%
Investment, Identifier [Axis]: Corporate Debt Instruments | CIVITAS RES INC | PVTPL CIVITAS RES INC 07-01-2028
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 280,253
Interest Rate	8.375%
Investment, Identifier [Axis]: Corporate Debt Instruments | CIVITAS RES INC | PVTPL CIVITAS RES INC 11-01-2030
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 221,144
Interest Rate	8.625%
Investment, Identifier [Axis]: Corporate Debt Instruments | CIVITAS RESOURCES INC | PVTPL CIVITAS RESOURCES INC 07-01-2031
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 41,496
Interest Rate	8.75%
Investment, Identifier [Axis]: Corporate Debt Instruments | CLARIOS GLOBAL LP | PVTPL CLARIOS GLOBAL LP 02-15-2030
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 179,535
Interest Rate	6.75%
Investment, Identifier [Axis]: Corporate Debt Instruments | CLARIOS GLOBAL LP/CLARIOS US FINA | PVTPL CLARIOS GLOBAL LP/CLARIOS US FINA 09-15-2032
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 171,221
Interest Rate	6.75%
Investment, Identifier [Axis]: Corporate Debt Instruments | CLARIVATE SCIENCE HLDGS CORP SR | PVTPL CLARIVATE SCIENCE HLDGS CORP SR \NT 07-01-2029
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 321,465
Interest Rate	4.875%
Investment, Identifier [Axis]: Corporate Debt Instruments | CLOUD SOFTWARE GROUP INC | PVTPL CLOUD SOFTWARE GROUP INC 06-30-2032
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 630,159
Interest Rate	8.25%
Investment, Identifier [Axis]: Corporate Debt Instruments | CLOUD SOFTWARE GROUP INC | PVTPL CLOUD SOFTWARE GROUP INC 08-15-2033
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 198,211
Interest Rate	6.625%
Investment, Identifier [Axis]: Corporate Debt Instruments | CLOUD SOFTWARE GROUP INC | PVTPL CLOUD SOFTWARE GROUP INC 09-30-2029
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 750,700
Interest Rate	9.00%
Investment, Identifier [Axis]: Corporate Debt Instruments | CMO 280 PK AVE 2017-280P MTG TR COML CTF | PVTPL CMO 280 PK AVE 2017-280P MTG TR COML CTF CL A VAR DUE 09-15-2034
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 398,688
Investment, Identifier [Axis]: Corporate Debt Instruments | CMO ATRIUM HOTE 2017-ATRM COML MTG | PVTPL CMO ATRIUM HOTE 2017-ATRM COML MTG 144A CL A VAR RT DUE 11-15-2019
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	347,290
Investment, Identifier [Axis]: Corporate Debt Instruments | CMO CIM TRUST | PVTPL CMO CIM TRUST SER 19-INV1 CLS A2 FLTG RT 02-25-2049
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	12,478
Investment, Identifier [Axis]: Corporate Debt Instruments | CMO COMM | PVTPL CMO COMM SER 2019-521F CL A FLTG 144A DUE 06-15-2034
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	679,000
Investment, Identifier [Axis]: Corporate Debt Instruments | CMO MILL CITY MTG LN TR 2019-GS2 | PVTPL CMO MILL CITY MTG LN TR 2019-GS2 SER 19-GS2 CLS A1 VAR RT 08-25-2059
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	148,621
Investment, Identifier [Axis]: Corporate Debt Instruments | CMO NEW RESIDENTIAL MTG LN | PVTPL CMO NEW RESIDENTIAL MTG LN SER 19-RPL3 CL A1 FRN 07-25-2059 BEO
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	183,982
Investment, Identifier [Axis]: Corporate Debt Instruments | CMO ONE MKT PLAZA TR | PVTPL CMO ONE MKT PLAZA TR SER 2017-1MKT CL A 144A 02-10-2032 BEO
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 488,443
Interest Rate	3.6139%
Investment, Identifier [Axis]: Corporate Debt Instruments | CMO SMB PRIVATE ED LN TR 2022-B | PVTPL CMO SMB PRIVATE ED LN TR 2022-B DUE 12-31-2049
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 189,542
Interest Rate	0.00%
Investment, Identifier [Axis]: Corporate Debt Instruments | CMO SMB PRIVATE ED LN TR 2022-B | PVTPL CMO SMB PRIVATE ED LN TR 2022-B DUE 12-31-2049 BEO
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 195,243
Interest Rate	0.00%
Investment, Identifier [Axis]: Corporate Debt Instruments | CMS ENERGY CORP | CMS ENERGY CORP 05-01-2028
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 168,981
Interest Rate	3.375%
Investment, Identifier [Axis]: Corporate Debt Instruments | COBRA ACQUISITIONCO LLC | PVTPL COBRA ACQUISITIONCO LLC 11-01-2029
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 71,869
Interest Rate	6.375%
Investment, Identifier [Axis]: Corporate Debt Instruments | COGENT COMMUNICATIONS GROUP LLC | COGENT COMMUNICATIONS GROUP LLC / SR SECD NT 144A 07-01-2032
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 42,084
Interest Rate	6.50%
Investment, Identifier [Axis]: Corporate Debt Instruments | COGENT COMMUNICATIONS GROUP LLC | COMM 2021-2400 MTG FLTG RT DUE 12-15-2038
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 326,717
Interest Rate	5.07448%
Investment, Identifier [Axis]: Corporate Debt Instruments | COINBASE GLOBAL INC | PVTPL COINBASE GLOBAL INC ZCP 10-01-2032
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 199,474
Investment, Identifier [Axis]: Corporate Debt Instruments | COMMERCIAL METALS CO | PVTPL COMMERCIAL METALS CO 11-15-2033
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 83,848
Interest Rate	5.75%
Investment, Identifier [Axis]: Corporate Debt Instruments | COMMERCIAL METALS CO | PVTPL COMMERCIAL METALS CO 12-15-2035
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 84,151
Interest Rate	6.00%
Investment, Identifier [Axis]: Corporate Debt Instruments | COMPASS GROUP DIVERSIFIED HLDGS LLC | PVTPL COMPASS GROUP DIVERSIFIED HLDGS LLC DUE 04-15-2029/03-23-2021 BEO
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 85,333
Interest Rate	5.25%
Investment, Identifier [Axis]: Corporate Debt Instruments | COMSTOCK RES INC COMSTOCK RE INC | PVTPL COMSTOCK RES INC COMSTOCK RE INC DUE 01-15-2030 BEO
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 2,918
Interest Rate	5.875%
Investment, Identifier [Axis]: Corporate Debt Instruments | CONSOLIDATED ENERGY FIN S A NT USD | PVTPL CONSOLIDATED ENERGY FIN S A NT USD 10-15-2028
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 161,200
Interest Rate	5.625%
Investment, Identifier [Axis]: Corporate Debt Instruments | CONTINENTAL RESOURCES | PVTPL CONTINENTAL RESOURCES 11-15-2026
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 391,821
Interest Rate	2.268%
Investment, Identifier [Axis]: Corporate Debt Instruments | CONTOURGLOBAL POWER HOLDINGS SA | PVTPL CONTOURGLOBAL POWER HOLDINGS SA 02-28-2030
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 302,115
Interest Rate	6.75%
Investment, Identifier [Axis]: Corporate Debt Instruments | CORELOGIC INC | PVTPL CORELOGIC INC DUE 05-01-2028
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 389,295
Interest Rate	4.50%
Investment, Identifier [Axis]: Corporate Debt Instruments | COREWEAVE INC | PVTPL COREWEAVE INC 02-01-2031
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 5,499
Interest Rate	9.00%
Investment, Identifier [Axis]: Corporate Debt Instruments | COREWEAVE INC | PVTPL COREWEAVE INC 06-01-2030
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 274,283
Interest Rate	9.25%
Investment, Identifier [Axis]: Corporate Debt Instruments | COTIVITI | COTIVITI HLDGS INC FIXED RATE SENIOR SECURED TERM LOAN 02-21-2031
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 192,517
Investment, Identifier [Axis]: Corporate Debt Instruments | CREDIT ACCEPTANCE | PVTPL CREDIT ACCEPTANCE 12-15-2028
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 83,613
Interest Rate	9.25%
Investment, Identifier [Axis]: Corporate Debt Instruments | CREDIT AGRICOLE S A | PVTPL CREDIT AGRICOLE S A FLTG RT 09-11-2028
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 301,587
Investment, Identifier [Axis]: Corporate Debt Instruments | CRESTWOOD MIDSTREAM PARTNERS LP | PVTPL CRESTWOOD MIDSTREAM PARTNERS LP DUE 02-01-2031
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 92,469
Interest Rate	7.375%
Investment, Identifier [Axis]: Corporate Debt Instruments | CSC HLDGS LLC | PVTPL CSC HLDGS LLC 12-01-2030
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 190,740
Interest Rate	4.625%
Investment, Identifier [Axis]: Corporate Debt Instruments | CSC HLDGS LLC | PVTPL CSC HLDGS LLC 144A DUE 02-15-2031/08-17-2020 BEO
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 207,609
Interest Rate	3.375%
Investment, Identifier [Axis]: Corporate Debt Instruments | CSC HOLDINGS LLC SR GTD NT | PVTPL CSC HOLDINGS LLC SR GTD NT 11-15-2031
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 164,700
Interest Rate	4.50%
Investment, Identifier [Axis]: Corporate Debt Instruments | CSC HOLDINGS LLC | CSC HOLDINGS LLC SEPTEMBER 2019 INITIAL TERM LOAN SENIOR SECURED 04-15-2027
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 145,544
Investment, Identifier [Axis]: Corporate Debt Instruments | Cairn | CAIRN CLO III B.V. FLTG 144A 15/10/2031
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	232,287
Investment, Identifier [Axis]: Corporate Debt Instruments | Camelot | CAMELOT FIN S A DUE 11-01-2026
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 17,874
Interest Rate	4.50%
Investment, Identifier [Axis]: Corporate Debt Instruments | Capital power | CAP PWR US HLDGS DUE 06-01-2028
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 101,978
Interest Rate	5.257%
Investment, Identifier [Axis]: Corporate Debt Instruments | Carlyle | CARLYLE G 14-2 DAC BDS 15/11/2031 EUR
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 57,708
Interest Rate	0.00%
Investment, Identifier [Axis]: Corporate Debt Instruments | Carriage Purchaser Inc | CARRIAGE PURCHASER INC SENIOR SECURED TERM B LOAN 10-02-2028
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 25,867
Investment, Identifier [Axis]: Corporate Debt Instruments | Carvana Auto Receivables Trust | PVTPL CARVANA AUTO RECEIVABLES TRUST SR 25-N1 CL A2 05-10-2028
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 236,896
Interest Rate	4.78%
Investment, Identifier [Axis]: Corporate Debt Instruments | Cco Hldgs Llc | CCO HLDGS LLC / CCO HLDGS CAP CORP SR NT144A 01-15-2034
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 159,852
Interest Rate	4.25%
Investment, Identifier [Axis]: Corporate Debt Instruments | Cco Hldgs Llc | CCO HLDGS LLC/CCO HLDGS CAP CORP 05-01-2032
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 26,029
Interest Rate	4.50%
Investment, Identifier [Axis]: Corporate Debt Instruments | Cco Holdings Llc | CCO HOLDINGS LLC 06-01-2033
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 221,466
Interest Rate	4.50%
Investment, Identifier [Axis]: Corporate Debt Instruments | Centene Corp | CENTENE CORP DEL 03-01-2031
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 15,540
Interest Rate	2.50%
Investment, Identifier [Axis]: Corporate Debt Instruments | Centene Corp | CENTENE CORP DEL 08-01-2031
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 252,882
Interest Rate	2.625%
Investment, Identifier [Axis]: Corporate Debt Instruments | Centene Corp | CENTENE CORP DEL DUE 10-15-2030
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 149,388
Interest Rate	3.00%
Investment, Identifier [Axis]: Corporate Debt Instruments | Centene Corp | CENTENE CORP DEL SR NT 07-15-2028
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 120,804
Interest Rate	2.45%
Investment, Identifier [Axis]: Corporate Debt Instruments | Centene Corp | CENTENE CORP DEL SR NT 12-15-2027
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 84,499
Interest Rate	4.25%
Investment, Identifier [Axis]: Corporate Debt Instruments | Central Parent | CENT PARENT INC / DUE 06-15-2029
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 441,709
Interest Rate	7.25%
Investment, Identifier [Axis]: Corporate Debt Instruments | Chesapeake Funding LLC | CHES FDG II LLC FLTG RT DUE 05-15-2036
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 154,295
Interest Rate	4.42819%
Investment, Identifier [Axis]: Corporate Debt Instruments | Chs / Cmnty Hlth | CHS / CMNTY HLTH DUE 01-15-2029
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 173,984
Interest Rate	6.00%
Investment, Identifier [Axis]: Corporate Debt Instruments | Citibank | CITIBANK N A 04-30-2026
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 501,910
Interest Rate	5.438%
Investment, Identifier [Axis]: Corporate Debt Instruments | Citibank | CITIBANK N A 08-06-2026
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 100,527
Interest Rate	4.929%
Investment, Identifier [Axis]: Corporate Debt Instruments | Citibank | CITIGROUP GLOBAL MKTS HLDGS INC 03-20-2028
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 169,849
Interest Rate	0.125%
Investment, Identifier [Axis]: Corporate Debt Instruments | Cmo Colony Mtg Cap Ltd | PVTPL CMO COLONY MTG CAP LTD SR 19-IKPR CL A FLTG 11-15-2038
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 169,216
Investment, Identifier [Axis]: Corporate Debt Instruments | Cmo New Orl Hotel Tr | PVTPL CMO NEW ORL HOTEL TR 2019-HNLASER 19-HNLA CLS A VAR RT DUE 04-15-2032 BEO
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	397,546
Investment, Identifier [Axis]: Corporate Debt Instruments | Cmo Sfo Coml Mtg Tr | PVTPL CMO SFO COML MTG TR 2021-555 SFO 2021-555 A VAR RT DUE 05-15-2038 BEO
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	798,113
Investment, Identifier [Axis]: Corporate Debt Instruments | Cnf Inc | CNF INC DUE 05-01-2034
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 511,200
Interest Rate	6.70%
Investment, Identifier [Axis]: Corporate Debt Instruments | Cno Global Fdg | CNO GLOBAL FDG MEDIUM TERM NTS BOOK 06-04-2027
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 204,449
Interest Rate	5.875%
Investment, Identifier [Axis]: Corporate Debt Instruments | Commscope Inc | COMMSCOPE INC TERM LOAN FIRST LIEN SENIOR SECURED 12-18-2029
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 1,016,324
Investment, Identifier [Axis]: Corporate Debt Instruments | Comstock Res Inc | COMSTOCK RES INC DUE 03-01-2029
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 80,816
Interest Rate	6.75%
Investment, Identifier [Axis]: Corporate Debt Instruments | Consensus Cloud | CONSENSUS CLOUD DUE 10-15-2028
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 279,083
Interest Rate	6.50%
Investment, Identifier [Axis]: Corporate Debt Instruments | Ctr Partnership L P | CTR PARTNERSHIP L P / CARETRUST CAP SR NT 144A 06-30-2028
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 270,741
Interest Rate	3.875%
Investment, Identifier [Axis]: Corporate Debt Instruments | DANSKE BANK A/S | PVTPL DANSKE BANK A/S 03-01-2028
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 203,123
Interest Rate	5.427%
Investment, Identifier [Axis]: Corporate Debt Instruments | DARLING INGREDIENTS INC | PVTPL DARLING INGREDIENTS INC 06-15-2030
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 178,892
Interest Rate	6.00%
Investment, Identifier [Axis]: Corporate Debt Instruments | DAVITA INC | DAVITA INC DUE 06-01-2030
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 55,418
Interest Rate	4.625%
Investment, Identifier [Axis]: Corporate Debt Instruments | DAVITA INC | PVTPL DAVITA INC 02-15-2031
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 274,449
Interest Rate	3.75%
Investment, Identifier [Axis]: Corporate Debt Instruments | DAVITA INC | PVTPL DAVITA INC 09-01-2032
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 138,436
Interest Rate	6.875%
Investment, Identifier [Axis]: Corporate Debt Instruments | DAVITA INC | PVTPL DAVITA INC SR NT 07-15-2033
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 117,169
Interest Rate	6.75%
Investment, Identifier [Axis]: Corporate Debt Instruments | DBR LAND HOLDINGS LLC | PVTPL DBR LAND HOLDINGS LLC 12-01-2030
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 198,439
Interest Rate	6.25%
Investment, Identifier [Axis]: Corporate Debt Instruments | DIAMOND FGN ASSET CO/DIAMOND FIN LLC | PVTPL DIAMOND FGN ASSET CO/DIAMOND FIN LLC 10-01-2030
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 132,473
Interest Rate	8.50%
Investment, Identifier [Axis]: Corporate Debt Instruments | DISH NETWORK CORPORATION | PVTPL DISH NETWORK CORPORATION DUE 11-15-2027 BEO
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 199,818
Interest Rate	11.75%
Investment, Identifier [Axis]: Corporate Debt Instruments | DROP MTG | DROP MTG TR FLTG RT DUE 10-15-2043
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 390,181
Interest Rate	4.92448%
Investment, Identifier [Axis]: Corporate Debt Instruments | DROPBOX INC | DROPBOX INC SR NT CONV DUE 03-01-2028REG
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 56,448
Interest Rate	0.00%
Investment, Identifier [Axis]: Corporate Debt Instruments | DTE ELEC CO | DTE ELEC CO 05-14-2027
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 100,699
Interest Rate	4.25%
Investment, Identifier [Axis]: Corporate Debt Instruments | DUKE ENERGY | DUKE ENERGY CORP 04-15-2026
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 265,740
Interest Rate	4.125%
Investment, Identifier [Axis]: Corporate Debt Instruments | Dana Inc | DANA INC DUE 06-15-2028
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 51,917
Interest Rate	5.625%
Investment, Identifier [Axis]: Corporate Debt Instruments | Dana Inc | DANA INC DUE 09-01-2030 BEO
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 181,058
Interest Rate	4.25%
Investment, Identifier [Axis]: Corporate Debt Instruments | Dana Inc | DANA INC DUE 11-15-2027
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 149,753
Interest Rate	5.375%
Investment, Identifier [Axis]: Corporate Debt Instruments | Delivery Hero | DELIVERY HERO SE TERM LOAN B SENIOR SECURED 12-12-2029
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 952,838
Investment, Identifier [Axis]: Corporate Debt Instruments | Dell Intl L L C | DELL INTL L L C/EMC CORP 07-15-2036 USD
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 337,572
Interest Rate	8.10%
Investment, Identifier [Axis]: Corporate Debt Instruments | Dell Intl L L C | DELL INTL L L C/EMC CORP 07-15-2046
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 99,252
Interest Rate	8.35%
Investment, Identifier [Axis]: Corporate Debt Instruments | Discovery Comms | DISCOVERY DUE 03-20-2028
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 94,297
Interest Rate	3.95%
Investment, Identifier [Axis]: Corporate Debt Instruments | Dryden 95 Clo Ltd | PVTPL DRYDEN 95 CLO LTD SR 21-95A CL A-R FLTG 08-20-2034
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 499,423
Investment, Identifier [Axis]: Corporate Debt Instruments | Dryden Senior Loan Fund | PVTPL DRYDEN SENIOR LOAN FUND SR 18-64A CL A FLTG DUE 04-18-2031
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	203,043
Investment, Identifier [Axis]: Corporate Debt Instruments | Dryden | DRYDEN 52 EURO CL FRN CLO 05/2034 EUR 'A-R'
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	187,130
Investment, Identifier [Axis]: Corporate Debt Instruments | EG GLOBAL | EG GLOBAL FIN PLC DUE 11-30-2028
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 308,643
Interest Rate	12.00%
Investment, Identifier [Axis]: Corporate Debt Instruments | ELASTIC N V | PVTPL ELASTIC N V DUE 07-15-2029/07-15-2024 BEO
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 323,442
Interest Rate	4.125%
Investment, Identifier [Axis]: Corporate Debt Instruments | EMERALD DEBT MERGER | PVTPL EMERALD DEBT MERGER 12-15-2030
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 155,306
Interest Rate	6.625%
Investment, Identifier [Axis]: Corporate Debt Instruments | ENDO FIN HLDGS INC | PVTPL ENDO FIN HLDGS INC 04-15-2031
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 356,196
Interest Rate	8.50%
Investment, Identifier [Axis]: Corporate Debt Instruments | ENTEGRIS ESCROW CORP SR SECD NT | PVTPL ENTEGRIS ESCROW CORP SR SECD NT 144A DUE 04-15-2029/04-14-2022 BEO
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 311,042
Interest Rate	4.75%
Investment, Identifier [Axis]: Corporate Debt Instruments | ENTEGRIS INC | PVTPL ENTEGRIS INC SR NT 144A DUE04-15-2028/04-30-2020 BEO
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 41,713
Interest Rate	4.375%
Investment, Identifier [Axis]: Corporate Debt Instruments | Echostar Corp | ECHOSTAR CORP 11-30-2029
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 684,437
Interest Rate	10.75%
Investment, Identifier [Axis]: Corporate Debt Instruments | Echostar Corporation | ECHOSTAR CORPORATION PIK 11-30-2030
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 721,228
Interest Rate	6.75%
Investment, Identifier [Axis]: Corporate Debt Instruments | Endo Finance Holdings Inc | ENDO FINANCE HOLDINGS INC TLB 04-23-2031
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 726,247
Investment, Identifier [Axis]: Corporate Debt Instruments | Etsy Inc | ETSY INC SR NT CONV 06-15-2028
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 520,928
Interest Rate	0.25%
Investment, Identifier [Axis]: Corporate Debt Instruments | FCAT | FLAGSHIP CR AUTO DUE 08-15-2025
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 1
Interest Rate	3.28%
Investment, Identifier [Axis]: Corporate Debt Instruments | FIBERCOP SPA | PVTPL FIBERCOP SPA 09-30-2034
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 189,469
Interest Rate	6.00%
Investment, Identifier [Axis]: Corporate Debt Instruments | FIRSTENERGY | FIRSTENERGY CORP 05-01-2026
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 266,612
Interest Rate	4.00%
Investment, Identifier [Axis]: Corporate Debt Instruments | FMG RES AUGUST 2006 PTY LTD | PVTPL FMG RES AUGUST 2006 PTY LTD 04-15-2030
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 140,804
Interest Rate	5.875%
Investment, Identifier [Axis]: Corporate Debt Instruments | FMG RES AUGUST 2006 PTY LTD | PVTPL FMG RES AUGUST 2006 PTY LTD 04-15-2032
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 238,379
Interest Rate	6.125%
Investment, Identifier [Axis]: Corporate Debt Instruments | FOCUS FINL PARTNERS LLC | PVTPL FOCUS FINL PARTNERS LLC 09-15-2031
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 203,872
Interest Rate	6.75%
Investment, Identifier [Axis]: Corporate Debt Instruments | FORD CR AUTO OWNER TR 2023-REV1 231 | PVTPL FORD CR AUTO OWNER TR 2023-REV1 231 CL A 08-15-2035
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 255,037
Interest Rate	4.85%
Investment, Identifier [Axis]: Corporate Debt Instruments | FORTREA HLDGS INC | PVTPL FORTREA HLDGS INC 07-01-2030
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 196,263
Interest Rate	7.50%
Investment, Identifier [Axis]: Corporate Debt Instruments | FORTRESS TRANSN & INFRASTRUCTURE INVS LL | PVTPL FORTRESS TRANSN & INFRASTRUCTURE INVS LL 12-01-2030
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 336,091
Interest Rate	7.875%
Investment, Identifier [Axis]: Corporate Debt Instruments | FREEDOM MORTGAGE CORPORATION | PVTPL FREEDOM MORTGAGE CORPORATION 01-15-2027
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 58,217
Interest Rate	6.625%
Investment, Identifier [Axis]: Corporate Debt Instruments | FREEDOM MORTGAGE CORPORATION | PVTPL FREEDOM MORTGAGE CORPORATION 02-01-2029
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 164,078
Interest Rate	9.25%
Investment, Identifier [Axis]: Corporate Debt Instruments | FREEDOM MORTGAGE HOLD | PVTPL FREEDOM MORTGAGE HOLD 04-01-2033
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 63,297
Interest Rate	7.875%
Investment, Identifier [Axis]: Corporate Debt Instruments | FREEDOM MTG CORP | PVTPL FREEDOM MTG CORP 10-01-2030
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 57,675
Interest Rate	12.25%
Investment, Identifier [Axis]: Corporate Debt Instruments | FRONTIER COMMUNICATIONS CORP | PVTPL FRONTIER COMMUNICATIONS CORP DUE 05-01-2028 BEO
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 198,340
Interest Rate	5.00%
Investment, Identifier [Axis]: Corporate Debt Instruments | FRONTIER COMMUNICATIONS HLDGS LLC | PVTPL FRONTIER COMMUNICATIONS HLDGS LLC 01-15-2030
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 90,506
Interest Rate	6.00%
Investment, Identifier [Axis]: Corporate Debt Instruments | FRONTIER COMMUNICATIONS HLDGS LLC | PVTPL FRONTIER COMMUNICATIONS HLDGS LLC 03-15-2031
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 67,340
Interest Rate	8.625%
Investment, Identifier [Axis]: Corporate Debt Instruments | FRONTIER COMMUNICATIONS HLDGS LLC | PVTPL FRONTIER COMMUNICATIONS HLDGS LLC 05-15-2030
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 361,345
Interest Rate	8.75%
Investment, Identifier [Axis]: Corporate Debt Instruments | Fmg Res | FMG RES AUG 2006 DUE 09-15-2027
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 584,565
Interest Rate	4.50%
Investment, Identifier [Axis]: Corporate Debt Instruments | Fmg Resources | PVTPL FMG RESOURCES AUG 2006 DUE 04-01-2031 BEO
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 120,861
Interest Rate	4.375%
Investment, Identifier [Axis]: Corporate Debt Instruments | Fnz Usa Finco Llc | FNZ USA FINCO LLC USD TLB SENIOR SECURED 11-05-2031
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 548,550
Investment, Identifier [Axis]: Corporate Debt Instruments | Ford Hldgs Inc | FORD CREDIT CND C0 GTD SNR 10/02/2026CAD1
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 73,235
Interest Rate	7.00%
Investment, Identifier [Axis]: Corporate Debt Instruments | Ford Hldgs Inc | FORD HLDGS INC DUE 03-01-2030
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 383,590
Interest Rate	9.30%
Investment, Identifier [Axis]: Corporate Debt Instruments | Ford Mtr Co | FORD MTR CO DEL DUE 04-22-2030
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 660,186
Interest Rate	9.625%
Investment, Identifier [Axis]: Corporate Debt Instruments | Ford Mtr Co | FORD MTR CR CO LLC 11-05-2026
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 251,376
Interest Rate	5.125%
Investment, Identifier [Axis]: Corporate Debt Instruments | Fortress Cr Bsl Vii Ltd | PVTPL FORTRESS CR BSL VII LTD SR 21-1A CL A-1-R FLTG 07-23-2032
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 223,273
Investment, Identifier [Axis]: Corporate Debt Instruments | Foursight Cap | FOURSIGHT CAP DUE 05-15-2028
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 33,815
Interest Rate	5.99%
Investment, Identifier [Axis]: Corporate Debt Instruments | Frontier Communications | FRONTIER COMMUNICATIONS HLDGS LLC 11-01-2029
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 79,958
Interest Rate	5.875%
Investment, Identifier [Axis]: Corporate Debt Instruments | GARDA WORLD SECURITY CORP | GARDA WORLD SECURITY CORP SENIOR SECURED TERM LOAN B 02-01-2029
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 93,514
Investment, Identifier [Axis]: Corporate Debt Instruments | GARDA WORLD SECURITY CORP | PVTPL GARDA WORLD SECURITY CORP 01-15-2031
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 52,188
Interest Rate	6.50%
Investment, Identifier [Axis]: Corporate Debt Instruments | GARDA WORLD SECURITY CORP | PVTPL GARDA WORLD SECURITY CORP 02-15-2028
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 111,463
Interest Rate	7.75%
Investment, Identifier [Axis]: Corporate Debt Instruments | GARDA WORLD SECURITY CORP | PVTPL GARDA WORLD SECURITY CORP 08-01-2032
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 98,552
Interest Rate	8.25%
Investment, Identifier [Axis]: Corporate Debt Instruments | GARDA WORLD SECURITY CORP | PVTPL GARDA WORLD SECURITY CORP 11-15-2032
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 251,586
Interest Rate	8.375%
Investment, Identifier [Axis]: Corporate Debt Instruments | GEN DIGITAL INC | PVTPL GEN DIGITAL INC DUE 04-01-2033
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 144,375
Interest Rate	6.25%
Investment, Identifier [Axis]: Corporate Debt Instruments | GEO GROUP INC | GEO GROUP INC/THE 04-15-2031
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 297,754
Interest Rate	10.25%
Investment, Identifier [Axis]: Corporate Debt Instruments | GFL ENVIRONMENTAL INC | PVTPL GFL ENVIRONMENTAL INC 08-01-2028
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 378,777
Interest Rate	4.00%
Investment, Identifier [Axis]: Corporate Debt Instruments | GLOBAL AUTO HO/AAG FH UK | PVTPL GLOBAL AUTO HO/AAG FH UK 01-15-2029
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 196,500
Interest Rate	8.375%
Investment, Identifier [Axis]: Corporate Debt Instruments | GLOBAL NET LEASE INC & GLOBAL NET LEASE 3.75 | PVTPL GLOBAL NET LEASE INC & GLOBAL NET LEASE 3.75 DUE 12-15-2027/12-17-2020 BEO
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 283,381
Investment, Identifier [Axis]: Corporate Debt Instruments | GO DADDY OPER CO LLC/GD FIN CO INC | PVTPL GO DADDY OPER CO LLC/GD FIN CO INC 12-01-2027
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 15,039
Interest Rate	5.25%
Investment, Identifier [Axis]: Corporate Debt Instruments | GO DADDY OPER CO LLC/GD | PVTPL GO DADDY OPER CO LLC/GD FIN CO INC DUE 03-01-2029 BEO
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 19,176
Interest Rate	3.50%
Investment, Identifier [Axis]: Corporate Debt Instruments | GOEASY LTD | PVTPL GOEASY LTD 02-15-2031
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 87,927
Interest Rate	6.875%
Investment, Identifier [Axis]: Corporate Debt Instruments | GOEASY LTD | PVTPL GOEASY LTD 07-01-2029
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 66,277
Interest Rate	7.625%
Investment, Identifier [Axis]: Corporate Debt Instruments | GOEASY LTD | PVTPL GOEASY LTD 12-01-2028
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 281,723
Interest Rate	9.25%
Investment, Identifier [Axis]: Corporate Debt Instruments | GOLDMAN SACHS | GOLDMAN SACHS DUE 04-23-2028
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 404,631
Interest Rate	4.937%
Investment, Identifier [Axis]: Corporate Debt Instruments | GOLDMAN SACHS | GOLDMAN SACHS GROUP INC 10-21-2029
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 300,021
Interest Rate	4.153%
Investment, Identifier [Axis]: Corporate Debt Instruments | GRAPHIC PACKAGING INTL LLC | PVTPL GRAPHIC PACKAGING INTL LLC DUE 03-01-2029 BEO
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 247,768
Interest Rate	3.50%
Investment, Identifier [Axis]: Corporate Debt Instruments | GRAPHIC PACKAGING INTL LLC | PVTPL GRAPHIC PACKAGING INTL LLC SR NT 02-01-2030
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 324,234
Interest Rate	3.75%
Investment, Identifier [Axis]: Corporate Debt Instruments | GREAT CANADIAN GAMING CORP | PVTPL GREAT CANADIAN GAMING CORP 11-15-2029
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 169,705
Interest Rate	8.75%
Investment, Identifier [Axis]: Corporate Debt Instruments | GROUP 1 AUTOMOTIVE INC GROUP 1 | PVTPL GROUP 1 AUTOMOTIVE INC GROUP 1 DUE 08-15-2028 BEO
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 172,545
Interest Rate	4.00%
Investment, Identifier [Axis]: Corporate Debt Instruments | GS MORTGAGE SECURITIES TRUST | PVTPL GS MORTGAGE SECURITIES TRUST SER 2018-LUAU CL E E 11-15-2032 BEO
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 226,117
Investment, Identifier [Axis]: Corporate Debt Instruments | GTCR W-2 MERGER SUB LLC | PVTPL GTCR W-2 MERGER SUB LLC 01-15-2031
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 320,967
Interest Rate	7.50%
Investment, Identifier [Axis]: Corporate Debt Instruments | General Mtrs Finl Co Inc | GENERAL MTRS FINL CO INC 05-08-2027
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 304,945
Interest Rate	5.40%
Investment, Identifier [Axis]: Corporate Debt Instruments | Genesis Energy L P | GENESIS ENERGY L P / GENESIS ENERGY FIN CORP DUE 04-15-2030
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 187,084
Interest Rate	8.875%
Investment, Identifier [Axis]: Corporate Debt Instruments | Genesis Energy L P | GENESIS ENERGY L P/GENESIS ENERGY FIN 05-15-2032
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 116,739
Interest Rate	7.875%
Investment, Identifier [Axis]: Corporate Debt Instruments | Genesis Energy Lp | GENESIS ENERGY LP FIN 05-15-2033
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 140,131
Interest Rate	8.00%
Investment, Identifier [Axis]: Corporate Debt Instruments | Gfl Environmental Inc | GFL ENVIRONMENTAL INC SR NT 144A 08-15-2029
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 53,093
Interest Rate	4.375%
Investment, Identifier [Axis]: Corporate Debt Instruments | Global Pmts Inc | GLOBAL PMTS INC DUE 08-15-2027
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 404,375
Interest Rate	4.95%
Investment, Identifier [Axis]: Corporate Debt Instruments | Goeasy Ltd | GOEASY LTD SR NT 144A 05-01-2026
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 165,293
Interest Rate	4.375%
Investment, Identifier [Axis]: Corporate Debt Instruments | Gs Mtg Backed | GS MTG BACKED SECS FLTG RT DUE 08-25-2052
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 258,960
Interest Rate	2.50%
Investment, Identifier [Axis]: Corporate Debt Instruments | Gs Mtg Backed | GS MTG-BACKED SECS FLTG RT DUE 04-25-2052
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 241,143
Interest Rate	2.50%
Investment, Identifier [Axis]: Corporate Debt Instruments | Gs Mtg Backed | GS MTG-BACKED SECS TR 2022-HP1 MTG PASSTHRU CTF CL A-2 09-25-2052
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 283,217
Interest Rate	3.00%
Investment, Identifier [Axis]: Corporate Debt Instruments | Gulfport Energy Corp | GULFPORT ENERGY CORP 09-01-2029
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 235,296
Interest Rate	6.75%
Investment, Identifier [Axis]: Corporate Debt Instruments | Gxo Logistics Inc | GXO LOGISTICS INC NT 07-15-2031
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 366,464
Interest Rate	2.65%
Investment, Identifier [Axis]: Corporate Debt Instruments | HAH GROUP HOLDING COMPANY LLC | PVTPL HAH GROUP HOLDING COMPANY LLC 10-01-2031
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 511,553
Interest Rate	9.75%
Investment, Identifier [Axis]: Corporate Debt Instruments | HAH GROUP | HAH GROUP HOLDING COMPANY LLC SENIOR SECURED TERM LOAN B 09-17-2031
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 24,408
Investment, Identifier [Axis]: Corporate Debt Instruments | HEARTLAND DENTAL LLC/ SR SECD NT | PVTPL HEARTLAND DENTAL LLC/ SR SECD NT 144A 04-30-2028
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 27,261
Interest Rate	10.50%
Investment, Identifier [Axis]: Corporate Debt Instruments | HEINZ H J FIN CO GTD NT | PVTPL HEINZ H J FIN CO GTD NT 144A DUE 08-01-2039 BEO
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 78,243
Interest Rate	7.125%
Investment, Identifier [Axis]: Corporate Debt Instruments | HERC HOLDINGS INC | PVTPL HERC HOLDINGS INC 03-15-2031
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 30,460
Interest Rate	5.75%
Investment, Identifier [Axis]: Corporate Debt Instruments | HERC HOLDINGS INC | PVTPL HERC HOLDINGS INC 03-15-2034
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 58,752
Interest Rate	6.00%
Investment, Identifier [Axis]: Corporate Debt Instruments | HERC | HERC HLDGS INC DUE 06-15-2030
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 18,943
Interest Rate	7.00%
Investment, Identifier [Axis]: Corporate Debt Instruments | HESS MIDSTREAM OPERATIONS LP | PVTPL HESS MIDSTREAM OPERATIONS LP 06-01-2029
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 47,573
Interest Rate	6.50%
Investment, Identifier [Axis]: Corporate Debt Instruments | HESS MIDSTREAM OPERATIONS | PVTPL HESS MIDSTREAM OPERATIONS 03-01-2028
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 198,447
Interest Rate	5.875%
Investment, Identifier [Axis]: Corporate Debt Instruments | HILCORP ENERGY I L P / HILCORP | PVTPL HILCORP ENERGY I L P / HILCORP 02-15-2035
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 79,831
Interest Rate	7.25%
Investment, Identifier [Axis]: Corporate Debt Instruments | HILCORP ENERGY I L P/HILCORP FIN CO | PVTPL HILCORP ENERGY I L P/HILCORP FIN CO 05-15-2034
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 126,475
Interest Rate	6.875%
Investment, Identifier [Axis]: Corporate Debt Instruments | HILCORP ENERGY I L P/HILCORP FIN CO | PVTPL HILCORP ENERGY I L P/HILCORP FIN CO SR NT 11-01-2033
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 171,560
Interest Rate	8.375%
Investment, Identifier [Axis]: Corporate Debt Instruments | HILTON DOMESTIC OPER CO INC | PVTPL HILTON DOMESTIC OPER CO INC DUE 02-15-2032/02-02-2021 BEO
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 199,578
Interest Rate	3.625%
Investment, Identifier [Axis]: Corporate Debt Instruments | HILTON DOMESTIC OPER CO INC | PVTPL HILTON DOMESTIC OPER CO INC DUE 05-01-2031 BEO
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 127,332
Interest Rate	4.00%
Investment, Identifier [Axis]: Corporate Debt Instruments | HILTON GRAND VACATIONS BORROWER ESCROW L | PVTPL HILTON GRAND VACATIONS BORROWER ESCROW L SR NT 06-01-2029
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 44,677
Interest Rate	5.00%
Investment, Identifier [Axis]: Corporate Debt Instruments | HUB INTL | HUB INTL LTD DUE 06-15-2030
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 193,186
Interest Rate	7.25%
Investment, Identifier [Axis]: Corporate Debt Instruments | HYUNDAI CAP AMER | PVTPL HYUNDAI CAP AMER 06-23-2028
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 203,195
Interest Rate	4.90%
Investment, Identifier [Axis]: Corporate Debt Instruments | HYUNDAI | HYUNDAI CAP AMER VAR RT DUE 01-08-2027
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 403,139
Interest Rate	5.16862%
Investment, Identifier [Axis]: Corporate Debt Instruments | Harborview Mtg | CMO HARBORVIEW MTG LN SER 05-9 CL B1 FLTG 06-20-2035
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 159,864
Investment, Identifier [Axis]: Corporate Debt Instruments | Harborview Mtg | CMO HARBORVIEW MTG LN TR 2005-11 MTG PASSTHRU CTF 2-A1A DUE 08-19-2045 REG
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	68,830
Investment, Identifier [Axis]: Corporate Debt Instruments | Hca Inc | HCA INC DUE 07-15-2051 BEO
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 216,487
Interest Rate	3.50%
Investment, Identifier [Axis]: Corporate Debt Instruments | Hewlett Packard | HEWLETT PACKARD DUE 09-25-2026
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 250,728
Interest Rate	4.45%
Investment, Identifier [Axis]: Corporate Debt Instruments | Hillenbrand Inc | HILLENBRAND INC 02-15-2029
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 3,068
Interest Rate	6.25%
Investment, Identifier [Axis]: Corporate Debt Instruments | Hillenbrand Inc | HILLENBRAND INC DUE 03-01-2031 BEO
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 218,393
Interest Rate	3.75%
Investment, Identifier [Axis]: Corporate Debt Instruments | Hilton | HILTON DOMESTIC DUE 03-31-2034
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 54,416
Interest Rate	5.50%
Investment, Identifier [Axis]: Corporate Debt Instruments | Hospitality Properties Trust | HOSPITALITY PPTYS DUE 02-15-2027
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 83,356
Interest Rate	4.95%
Investment, Identifier [Axis]: Corporate Debt Instruments | Hp Enterprise Co | HP ENTERPRISE CO 09-25-2027
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 50,252
Interest Rate	4.40%
Investment, Identifier [Axis]: Corporate Debt Instruments | IBM | INTERNATIONAL BUSINESS MACHS CORP 02-10-2028
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 304,468
Interest Rate	4.65%
Investment, Identifier [Axis]: Corporate Debt Instruments | IHO VERWALTUNGS GMBH | PVTPL IHO VERWALTUNGS GMBH PIK 11-15-2030
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 210,148
Interest Rate	7.75%
Investment, Identifier [Axis]: Corporate Debt Instruments | ILIAD HLDG S A S | PVTPL ILIAD HLDG S A S DUE 04-15-2031
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 314,263
Interest Rate	8.50%
Investment, Identifier [Axis]: Corporate Debt Instruments | ILIAD HLDG S A S | PVTPL ILIAD HLDG S A S DUE 10-15-2028 BEO
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 230,859
Interest Rate	7.00%
Investment, Identifier [Axis]: Corporate Debt Instruments | ILLUMINATE BUYER LLC/ILLUMINATE HLDGS | PVTPL ILLUMINATE BUYER LLC/ILLUMINATE HLDGS SR NT 144A DUE 07-01-2028
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 93,126
Interest Rate	9.00%
Investment, Identifier [Axis]: Corporate Debt Instruments | INVESCO | INVESCO EURO CLO SR 11A CL 22/10/2036 1
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 706,531
Investment, Identifier [Axis]: Corporate Debt Instruments | INVESCO | INVESCO EURO CLO SR 11A CL 22/10/2036 2
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	942,041
Investment, Identifier [Axis]: Corporate Debt Instruments | INVESCO | INVESCO EURO CLO V INVSC 5A 15/01/2034
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	938,370
Investment, Identifier [Axis]: Corporate Debt Instruments | IQVIA INC | PVTPL IQVIA INC 06-01-2032
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 126,435
Interest Rate	6.25%
Investment, Identifier [Axis]: Corporate Debt Instruments | IRB | IRB HOLDING CORP TLB 12-15-2030
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 200,215
Investment, Identifier [Axis]: Corporate Debt Instruments | IREN LTD | PVTPL IREN LTD 07-01-2031
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 494,654
Interest Rate	0.00%
Investment, Identifier [Axis]: Corporate Debt Instruments | IRIS ESCROW ISSUER CORP | PVTPL IRIS ESCROW ISSUER CORP DUE 12-15-2028/06-22-2022 BEO
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 128,301
Interest Rate	10.00%
Investment, Identifier [Axis]: Corporate Debt Instruments | IRON MOUNTAIN INC | PVTPL IRON MOUNTAIN INC 07-15-2030
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 472,219
Interest Rate	5.25%
Investment, Identifier [Axis]: Corporate Debt Instruments | IRON MOUNTAIN INC | PVTPL IRON MOUNTAIN INC DUE 02-15-2029
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 168,467
Interest Rate	7.00%
Investment, Identifier [Axis]: Corporate Debt Instruments | IRON MOUNTAIN INFORMATION MANAGEMEN | PVTPL IRON MOUNTAIN INFORMATION MANAGEMEN DUE 07-15-2032 BEO
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 99,285
Interest Rate	5.00%
Investment, Identifier [Axis]: Corporate Debt Instruments | IRON MTN INC NEW BDS | PVTPL IRON MTN INC NEW BDS 144A DUE 07-15-2032/06-22-2020 BEO
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 1,969
Interest Rate	5.625%
Investment, Identifier [Axis]: Corporate Debt Instruments | IRON MTN INC NEW | PVPTL IRON MTN INC NEW 09-15-2027
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 324,670
Interest Rate	4.875%
Investment, Identifier [Axis]: Corporate Debt Instruments | IRON MTN INC NEW | PVTPL IRON MTN INC NEW DUE 02-15-2031/08-18-2020 BEO
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 87,722
Interest Rate	4.50%
Investment, Identifier [Axis]: Corporate Debt Instruments | IRON MTN INC NEW | PVTPL IRON MTN INC NEW DUE 07-15-2028
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 114,861
Interest Rate	5.00%
Investment, Identifier [Axis]: Corporate Debt Instruments | IRON MTN INC NEW | PVTPL IRON MTN INC NEW DUE 09-15-2029 BEO
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 61,166
Interest Rate	4.875%
Investment, Identifier [Axis]: Corporate Debt Instruments | ITT HLDGS LLC | PVTPL ITT HLDGS LLC DUE 08-01-2029/07-08-2021 BEO
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 406,040
Interest Rate	6.50%
Investment, Identifier [Axis]: Corporate Debt Instruments | Illumina Inc | ILLUMINA INC SR NT 09-09-2026
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 100,324
Interest Rate	4.65%
Investment, Identifier [Axis]: Corporate Debt Instruments | Itron Inc | ITRON INC SR NT CONV 03-15-2026
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 253,184
Interest Rate	0.00%
Investment, Identifier [Axis]: Corporate Debt Instruments | J2 GLOBAL INC | PVTPL J2 GLOBAL INC DUE 10-15-2030/10-07-2020 BEO
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 355,210
Interest Rate	4.625%
Investment, Identifier [Axis]: Corporate Debt Instruments | JAZZ SECS DESIGNATED ACTIVITY CO | PVTPL JAZZ SECS DESIGNATED ACTIVITY CO DUE 01-15-2029 BEO
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 465,539
Interest Rate	4.375%
Investment, Identifier [Axis]: Corporate Debt Instruments | JH NORTH AMER HLDGS INC | PVTPL JH NORTH AMER HLDGS INC 07-31-2032
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 57,487
Interest Rate	6.125%
Investment, Identifier [Axis]: Corporate Debt Instruments | JONES DESLAURIERS INS MGMT INC | PVTPL JONES DESLAURIERS INS MGMT INC 03-15-2030
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 263,018
Interest Rate	8.50%
Investment, Identifier [Axis]: Corporate Debt Instruments | JONES DESLAURIERS | JONES DESLAURIERS INSURANCE MGNT 2025-1 REPRICING TL SR SECURED 03-15-2030
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 81,536
Investment, Identifier [Axis]: Corporate Debt Instruments | Jpmorgan Chase & Co | JPMORGAN CHASE & CO 01-24-2029
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 101,892
Interest Rate	4.915%
Investment, Identifier [Axis]: Corporate Debt Instruments | Jpmorgan Chase & Co | JPMORGAN CHASE & CO FLTG RT 09-22-2027
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 400,958
Investment, Identifier [Axis]: Corporate Debt Instruments | Jpmorgan Chase & Co | JPMORGAN CHASE & CO SR NT FLTG RATE 07-22-2028
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 301,915
Interest Rate	4.60032%
Investment, Identifier [Axis]: Corporate Debt Instruments | Jpmorgan Chase & Co | JPMORGAN CHASE BK N A MANDATORY TRANCHE # TR 00246 VAR DTD 10-19-2027
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 387,280
Interest Rate	0.125%
Investment, Identifier [Axis]: Corporate Debt Instruments | Jpmorgan Chase & Co | JPMORGAN CHASE BK N A MANDATORY TRANCHE # TR 00247 VAR DTD 10-27-2027
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 651,990
Interest Rate	0.125%
Investment, Identifier [Axis]: Corporate Debt Instruments | Jpmorgan Chase & Co | JPMORGAN CHASE BK N A MANDATORY TRANCHE # TR 00258 VAR DTD 07-05-2028
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 309,000
Interest Rate	0.125%
Investment, Identifier [Axis]: Corporate Debt Instruments | Jyske Realkredit | JYSKE REALKREDIT BDS 01/10/43 DKK0.01
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 969
Interest Rate	0.50%
Investment, Identifier [Axis]: Corporate Debt Instruments | Jyske Realkredit | JYSKE REALKREDIT CVD BDS 01/10/2053DKK
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 0
Interest Rate	1.50%
Investment, Identifier [Axis]: Corporate Debt Instruments | Jyske Realkredit | JYSKE REALKREDIT CVD BDS 01/10/53 DKK0.
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 11,486
Interest Rate	1.50%
Investment, Identifier [Axis]: Corporate Debt Instruments | KINETIK HLDGS LP | PVTPL KINETIK HLDGS LP 12-15-2028
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 215,214
Interest Rate	6.625%
Investment, Identifier [Axis]: Corporate Debt Instruments | KIOXIA | KIOXIA HLDGS CORP 07-24-2033
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 234,005
Interest Rate	6.625%
Investment, Identifier [Axis]: Corporate Debt Instruments | KRAKEN OIL & GAS PARTNERS LLC | PVTPL KRAKEN OIL & GAS PARTNERS LLC 08-15-2029
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 190,354
Interest Rate	7.625%
Investment, Identifier [Axis]: Corporate Debt Instruments | Kkr Financial Clo Ltd | PVTPL KKR FINANCIAL CLO LTD SER 36A CL AR FLTG 10-15-2034 1
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 599,871
Investment, Identifier [Axis]: Corporate Debt Instruments | Kkr Financial Clo Ltd | PVTPL KKR FINANCIAL CLO LTD SER 36A CL AR FLTG 10-15-2034 2
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	799,828
Investment, Identifier [Axis]: Corporate Debt Instruments | Kkr Financial Clo Ltd | PVTPL KKR FINANCIAL CLO LTD SR 42A CL ARFLTG RT 07-20-2034
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	499,896
Investment, Identifier [Axis]: Corporate Debt Instruments | L Brands Inc | L BRANDS INC DUE 07-01-2036
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 86,350
Interest Rate	6.75%
Investment, Identifier [Axis]: Corporate Debt Instruments | L Brands Inc | L BRANDS INC DUE 11-01-2035
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 270,115
Interest Rate	6.875%
Investment, Identifier [Axis]: Corporate Debt Instruments | LABL Inc | DEFAULTED 144A LABL INC NEW ISSUE 11-01-2028
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 52,011
Interest Rate	5.875%
Investment, Identifier [Axis]: Corporate Debt Instruments | LABL Inc | DEFAULTED LABL ESCR ISSUER DUE 07-15-2027
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 66,129
Interest Rate	10.50%
Investment, Identifier [Axis]: Corporate Debt Instruments | LAMB WESTON HLDGS INC | PVTPL LAMB WESTON HLDGS INC SR NT 01-31-2030
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 54,170
Interest Rate	4.125%
Investment, Identifier [Axis]: Corporate Debt Instruments | LAREDO PETE INC NEW | PVTPL LAREDO PETE INC NEW SR NT 07-31-2029
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 64,853
Interest Rate	7.75%
Investment, Identifier [Axis]: Corporate Debt Instruments | LCM INVTS HLDGS II LLC | PVTPL LCM INVTS HLDGS II LLC 08-01-2031
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 133,269
Interest Rate	8.25%
Investment, Identifier [Axis]: Corporate Debt Instruments | LCM INVTS HLDGS II LLC | PVTPL LCM INVTS HLDGS II LLC DUE 05-01-2029/04-27-2021 BEO
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 199,075
Interest Rate	4.875%
Investment, Identifier [Axis]: Corporate Debt Instruments | LEVEL 3 FING INC | PVTPL LEVEL 3 FING INC 03-31-2034
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 527,653
Interest Rate	7.00%
Investment, Identifier [Axis]: Corporate Debt Instruments | LEVEL 3 FING INC | PVTPL LEVEL 3 FING INC 06-15-2029
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 59,323
Interest Rate	4.875%
Investment, Identifier [Axis]: Corporate Debt Instruments | LEVEL 3 FING INC | PVTPL LEVEL 3 FING INC DUE 07-15-2029/01-13-2021 BEO
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 37,331
Interest Rate	3.75%
Investment, Identifier [Axis]: Corporate Debt Instruments | LGI HOMES INC | PVTPL LGI HOMES INC 07-15-2029
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 257,893
Interest Rate	4.00%
Investment, Identifier [Axis]: Corporate Debt Instruments | LGI HOMES INC | PVTPL LGI HOMES INC 12-15-2028
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 62,597
Interest Rate	8.75%
Investment, Identifier [Axis]: Corporate Debt Instruments | LIFEPOINT HEALTH INC | LIFEPOINT HEALTH INC 2024-1 REFINANCING TERM LOAN SENIOR SECURED 05-17-2031
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 384,353
Investment, Identifier [Axis]: Corporate Debt Instruments | LIFEPOINT HEALTH INC | PVTPL LIFEPOINT HEALTH INC 06-01-2032
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 128,653
Interest Rate	10.00%
Investment, Identifier [Axis]: Corporate Debt Instruments | LIFEPOINT HEALTH INC | PVTPL LIFEPOINT HEALTH INC 10-15-2030
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 619,599
Interest Rate	11.00%
Investment, Identifier [Axis]: Corporate Debt Instruments | LIFEPOINT HEALTH INC | PVTPL LIFEPOINT HEALTH INC DUE 01-15-2029 BEO
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 251,118
Interest Rate	5.375%
Investment, Identifier [Axis]: Corporate Debt Instruments | LIFEPOINT HEALTH INC | PVTPL LIFEPOINT HEALTH INC DUE 08-15-2030
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 248,658
Interest Rate	9.875%
Investment, Identifier [Axis]: Corporate Debt Instruments | LIGHT & WONDER INC | PVTPL LIGHT & WONDER INC 09-01-2031
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 187,826
Interest Rate	7.50%
Investment, Identifier [Axis]: Corporate Debt Instruments | LIGHTNING PWR LLC | PVTPL LIGHTNING PWR LLC 08-15-2032
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 96,777
Interest Rate	7.25%
Investment, Identifier [Axis]: Corporate Debt Instruments | LITHIA MOTORS INC | PVTPL LITHIA MOTORS INC DUE 12-15-2027
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 271,588
Interest Rate	4.625%
Investment, Identifier [Axis]: Corporate Debt Instruments | LITHIA MTRS INC | PVTPL LITHIA MTRS INC DUE 01-15-2031
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 336,418
Interest Rate	4.375%
Investment, Identifier [Axis]: Corporate Debt Instruments | LIVE NATION ENTMT IN | PVTPL LIVE NATION ENTMT IN DUE 10-15-2027
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 263,521
Interest Rate	4.75%
Investment, Identifier [Axis]: Corporate Debt Instruments | LIVE NATION ENTMT INC | PVTPL LIVE NATION ENTMT INC DUE 01-15-2028/01-04-2021 BEO
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 10,826
Interest Rate	3.75%
Investment, Identifier [Axis]: Corporate Debt Instruments | LUMEN TECHNOLOGIES INC LA | PVTPL LUMEN TECHNOLOGIES INC LA DUE 04-15-2029 BEO
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 8,910
Interest Rate	4.125%
Investment, Identifier [Axis]: Corporate Debt Instruments | LUMEN TECHNOLOGIES INC | PVTPL LUMEN TECHNOLOGIES INC 04-15-2030
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 121,383
Interest Rate	4.125%
Investment, Identifier [Axis]: Corporate Debt Instruments | LUNA | LUNA 1 5 S A R L SR PIK TOGGLE NT 144A DUE 07-01-2032/01-01-2026 BEO
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 386,294
Interest Rate	12.00%
Investment, Identifier [Axis]: Corporate Debt Instruments | Labl Multicolor | LABL MULTICOLOR USD LABL MULTICOLOR OCTOBER 2021 TERM LOAN L500 10-22-2028
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 110,087
Investment, Identifier [Axis]: Corporate Debt Instruments | Lcm Ltd Partnership | PVTPL LCM LTD PARTNERSHIP SR SECD NT CL A-1-R FLTG 10-20-2034
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	250,030
Investment, Identifier [Axis]: Corporate Debt Instruments | Level 3 Financing Inc | LEVEL 3 FINANCING INC TERM B-1 TERM LOANSENIOR SECURED 04-15-2029
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	75,536
Investment, Identifier [Axis]: Corporate Debt Instruments | Liberty Media Corp | LIBERTY MEDIA CORP SR EXCHANGEABLE EXCH INTO SPRINT 3.75 02-15-30/02-15-04
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	14,365
Investment, Identifier [Axis]: Corporate Debt Instruments | Lithia Mtrs Inc | LITHIA MTRS INC SR NT 144A 06-01-2029
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 485,397
Interest Rate	3.875%
Investment, Identifier [Axis]: Corporate Debt Instruments | Live Nation Entertainment | LIVE NATION ENTMT DUE 05-15-2027
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 136,213
Interest Rate	6.50%
Investment, Identifier [Axis]: Corporate Debt Instruments | Lumen Technologies, Inc. | LUMEN TECHNOLOGIES, INC. SENIOR SECURED TERM B-1 LOAN 04-15-2029
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 532,100
Investment, Identifier [Axis]: Corporate Debt Instruments | M / I Homes Inc | M / I HOMES INC DUE 02-15-2030
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 327,182
Interest Rate	3.95%
Investment, Identifier [Axis]: Corporate Debt Instruments | MACQUARIE AIRFINANCE HLDGS LTD | PVTPL MACQUARIE AIRFINANCE HLDGS LTD 03-26-2029
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 59,772
Interest Rate	6.40%
Investment, Identifier [Axis]: Corporate Debt Instruments | MACQUARIE AIRFINANCE HLDGS LTD | PVTPLMACQUARIE AIRFINANCE HLDGS LTD 03-26-2031
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 175,564
Interest Rate	6.50%
Investment, Identifier [Axis]: Corporate Debt Instruments | MACYS RETAIL HLDGS LLC | PVTPL MACYS RETAIL HLDGS LLC DUE 03-15-2032 BEO
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 83,008
Interest Rate	6.125%
Investment, Identifier [Axis]: Corporate Debt Instruments | MAGIC MERGERCO INC | PVTPL MAGIC MERGERCO INC 05-01-2028
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 198,040
Interest Rate	5.25%
Investment, Identifier [Axis]: Corporate Debt Instruments | MARRIOTT OWNERSHIP RESORTS INC | PVTPL MARRIOTT OWNERSHIP RESORTS INC DUE 06-15-2029
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 268,470
Interest Rate	4.50%
Investment, Identifier [Axis]: Corporate Debt Instruments | MATCH GROUP INC | PVTPL MATCH GROUP INC DUE 02-15-2029/02-15-2019 BEO
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 170,539
Interest Rate	5.625%
Investment, Identifier [Axis]: Corporate Debt Instruments | MATCH GROUP INC | PVTPL MATCH GROUP INC DUE 08-01-2030
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 126,908
Interest Rate	4.125%
Investment, Identifier [Axis]: Corporate Debt Instruments | MATCH GROUP INC | PVTPL MATCH GROUP INC SR NT 144A DUE 06-01-2028/05-19-2020 BEO
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 97,133
Interest Rate	4.625%
Investment, Identifier [Axis]: Corporate Debt Instruments | MATTAMY GROUP CORP | PVTPL MATTAMY GROUP CORP 12-15-2033
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 138,799
Interest Rate	6.00%
Investment, Identifier [Axis]: Corporate Debt Instruments | MAV ACQUISITION CORP SR SECD NT | PVTPL MAV ACQUISITION CORP SR SECD NT 144A 08-01-2028
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 374,773
Interest Rate	5.75%
Investment, Identifier [Axis]: Corporate Debt Instruments | MAV ACQUISITION CORP | PVTPL MAV ACQUISITION CORP SR NT 08-01-2029
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 559,908
Interest Rate	8.00%
Investment, Identifier [Axis]: Corporate Debt Instruments | MCAFEE CORP | MCAFEE CORP TERM LOAN B 03-01-2029
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 600,737
Investment, Identifier [Axis]: Corporate Debt Instruments | MCAFEE CORP | PVTPL MCAFEE CORP SR NT 144A DUE 02-15-2030/02-15-2026 BEO
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 77,615
Interest Rate	7.375%
Investment, Identifier [Axis]: Corporate Debt Instruments | MCGRAW-HILL EDUCATION | PVTPL MCGRAW-HILL EDUCATION 09-01-2031
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 296,363
Interest Rate	7.375%
Investment, Identifier [Axis]: Corporate Debt Instruments | MERCEDES-BENZ FIN NORTH AMER LLC | PVTPL MERCEDES-BENZ FIN NORTH AMER LLC 03-31-2028
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 457,234
Interest Rate	4.75%
Investment, Identifier [Axis]: Corporate Debt Instruments | MICROSOFT CORP | MICROSOFT CORP DUE 08-08-2036
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 118,987
Interest Rate	3.45%
Investment, Identifier [Axis]: Corporate Debt Instruments | MINERVA MERGER SUB INC | PVTPL MINERVA MERGER SUB INC DUE 02-15-2030
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 97,705
Interest Rate	6.50%
Investment, Identifier [Axis]: Corporate Debt Instruments | MODENA | MODENA BUYER LLC INITIAL TERM LOAN SR SECD 07-01-2031
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 142,576
Investment, Identifier [Axis]: Corporate Debt Instruments | MOLINA HEALTHCARE INC | PVTPL MOLINA HEALTHCARE INC 01-15-2033
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 245,691
Interest Rate	6.25%
Investment, Identifier [Axis]: Corporate Debt Instruments | MOLINA HEALTHCARE INC | PVTPL MOLINA HEALTHCARE INC 02-15-2031
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 108,865
Interest Rate	6.50%
Investment, Identifier [Axis]: Corporate Debt Instruments | MOLINA HEALTHCARE INC | PVTPL MOLINA HEALTHCARE INC DUE 11-15-2030 BEO
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 368,373
Interest Rate	3.875%
Investment, Identifier [Axis]: Corporate Debt Instruments | MOSS CREEK RES HLDGS INC | PVTPL MOSS CREEK RES HLDGS INC 09-01-2031
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 126,390
Interest Rate	8.25%
Investment, Identifier [Axis]: Corporate Debt Instruments | MSCI INC | PVTPL MSCI INC DUE 08-15-2033 BEO
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 61,979
Interest Rate	3.25%
Investment, Identifier [Axis]: Corporate Debt Instruments | MSCI INC | PVTPL MSCI INC SR NT 144A DUE 02-15-2031/05-26-2020 BEO
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 48,064
Interest Rate	3.875%
Investment, Identifier [Axis]: Corporate Debt Instruments | Madison Iaq Llc | MADISON IAQ LLC DUE 06-30-2028
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 169,980
Interest Rate	4.125%
Investment, Identifier [Axis]: Corporate Debt Instruments | Madison Iaq Llc | MADISON IAQ LLC DUE 06-30-2029
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 133,190
Interest Rate	5.875%
Investment, Identifier [Axis]: Corporate Debt Instruments | Marriott Ownership Resorts Inc | MARRIOTT OWNERSHIP RESORTS INC 10-01-2033
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 331,043
Interest Rate	6.50%
Investment, Identifier [Axis]: Corporate Debt Instruments | Marriott Ownership Resorts Inc | MARRIOTT OWNERSHIP RESORTS INC DUE01-15-2028 REG
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 460,993
Interest Rate	4.75%
Investment, Identifier [Axis]: Corporate Debt Instruments | Match Group Hldgs Ii Llc | MATCH GROUP HLDGS II LLC SR NT 144A 10-01-2031
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 149,574
Interest Rate	3.625%
Investment, Identifier [Axis]: Corporate Debt Instruments | Match Group Inc | MATCH GROUP INC DUE 12-15-2027
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 191,973
Interest Rate	5.00%
Investment, Identifier [Axis]: Corporate Debt Instruments | Methanex Corp | METHANEX CORP 10-15-2027
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 43,240
Interest Rate	5.125%
Investment, Identifier [Axis]: Corporate Debt Instruments | Metis Merger | METIS MERGER SUB DUE 05-15-2029
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 430,080
Interest Rate	6.50%
Investment, Identifier [Axis]: Corporate Debt Instruments | Mgm Resorts Intl | MGM RESORTS INTL 04-15-2032
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 23,697
Interest Rate	6.50%
Investment, Identifier [Axis]: Corporate Debt Instruments | Mgm Resorts Intl | MGM RESORTS INTL 09-15-2029
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 260,001
Interest Rate	6.125%
Investment, Identifier [Axis]: Corporate Debt Instruments | Mgm Resorts Intl | MGM RESORTS INTL DUE 04-15-2027
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 274,170
Interest Rate	5.50%
Investment, Identifier [Axis]: Corporate Debt Instruments | Mgm Resorts Intl | MGM RESORTS INTL DUE 09-01-2026
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 472,131
Interest Rate	4.625%
Investment, Identifier [Axis]: Corporate Debt Instruments | Mgm Resorts Intl | MGM RESORTS INTL DUE 10-15-2028
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 389,130
Interest Rate	4.75%
Investment, Identifier [Axis]: Corporate Debt Instruments | Molina Healthcare Inc | MOLINA HEALTHCARE INC SR NT 144A 05-15-2032
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 542,338
Interest Rate	3.875%
Investment, Identifier [Axis]: Corporate Debt Instruments | Molina Healthcare | MOLINA HEALTHCARE DUE 06-15-2028
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 205,540
Interest Rate	4.375%
Investment, Identifier [Axis]: Corporate Debt Instruments | Mosaic Solar | MOSAIC SOLAR LN TR DUE 01-20-2053
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 220,346
Interest Rate	2.64%
Investment, Identifier [Axis]: Corporate Debt Instruments | Msci Inc | MSCI INC DUE 09-01-2030
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 118,512
Interest Rate	3.625%
Investment, Identifier [Axis]: Corporate Debt Instruments | Msci Inc | MSCI INC SR NT 144A 11-01-2031
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 211,476
Interest Rate	3.625%
Investment, Identifier [Axis]: Corporate Debt Instruments | Murphy Oil Corp | MURPHY OIL CORP 5.125 12-01-2042
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 51,590
Investment, Identifier [Axis]: Corporate Debt Instruments | NAVIENT PVT ED LN TR 2015-B NT | PVTPL NAVIENT PVT ED LN TR 2015-B NT CL A-3 FLTG RATE 144A VAR RT DUE 07-16-2040
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	87,304
Investment, Identifier [Axis]: Corporate Debt Instruments | NAVIENT | NAVIENT CORP 03-15-2031
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 85,124
Interest Rate	11.50%
Investment, Identifier [Axis]: Corporate Debt Instruments | NCL CORP LTD | PVTPL NCL CORP LTD 03-01-2030
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 44,687
Interest Rate	6.25%
Investment, Identifier [Axis]: Corporate Debt Instruments | NCL CORPORATION LTD | PVTPL NCL CORPORATION LTD 01-15-2031
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 162,383
Interest Rate	5.875%
Investment, Identifier [Axis]: Corporate Debt Instruments | NCR CORP NEW | PVTPL NCR CORP NEW DUE 10-01-2028/08-20-2020 BEO
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 195,473
Interest Rate	5.00%
Investment, Identifier [Axis]: Corporate Debt Instruments | NEPTUNE BIDCO US INC | PVTPL NEPTUNE BIDCO US INC 05-15-2031
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 85,103
Interest Rate	10.375%
Investment, Identifier [Axis]: Corporate Debt Instruments | NISSAN MOTOR ACCEPTANCE CORP | PVTPL NISSAN MOTOR ACCEPTANCE CORP DUE 09-15-2028 BEO
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 33,293
Interest Rate	2.45%
Investment, Identifier [Axis]: Corporate Debt Instruments | NISSAN MTR ACCEP CO LLC | PVTPL NISSAN MTR ACCEP CO LLC 09-29-2028
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 140,410
Interest Rate	5.625%
Investment, Identifier [Axis]: Corporate Debt Instruments | NISSAN MTR ACCEP CO LLC | PVTPL NISSAN MTR ACCEP CO LLC 09-30-2030
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 262,037
Interest Rate	6.125%
Investment, Identifier [Axis]: Corporate Debt Instruments | NISSAN MTR LTD | PVTPL NISSAN MTR LTD DUE 09-17-2030 BEO
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 289,451
Interest Rate	4.81%
Investment, Identifier [Axis]: Corporate Debt Instruments | NOBLE FIN II LLC | PVTPL NOBLE FIN II LLC 04-15-2030
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 47,791
Interest Rate	8.00%
Investment, Identifier [Axis]: Corporate Debt Instruments | NORTONLIFELOCK INC | PVTPL NORTONLIFELOCK INC DUE 09-30-2027 BEO
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 360,277
Interest Rate	6.75%
Investment, Identifier [Axis]: Corporate Debt Instruments | NORTONLIFELOCK INC | PVTPL NORTONLIFELOCK INC DUE 09-30-2030 BEO
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 23,751
Interest Rate	7.125%
Investment, Identifier [Axis]: Corporate Debt Instruments | NRG ENERGY INC | PVTPL NRG ENERGY INC 01-15-2036
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 383,006
Interest Rate	6.00%
Investment, Identifier [Axis]: Corporate Debt Instruments | NRG ENERGY INC | PVTPL NRG ENERGY INC 03-15-2033
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 278,911
Interest Rate	7.00%
Investment, Identifier [Axis]: Corporate Debt Instruments | NRG ENERGY INC | PVTPL NRG ENERGY INC 11-01-2034
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 309,097
Interest Rate	6.25%
Investment, Identifier [Axis]: Corporate Debt Instruments | NRG ENERGY INC | PVTPL NRG ENERGY INC DUE 02-15-2029/12-02-2020 BEO
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 25,830
Interest Rate	3.375%
Investment, Identifier [Axis]: Corporate Debt Instruments | Nabors Inds Inc | NABORS INDS INC NEW 01-31-2030
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 308,440
Interest Rate	9.125%
Investment, Identifier [Axis]: Corporate Debt Instruments | Navient Corp | NAVIENT CORP 06-15-2026
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 30,315
Interest Rate	6.75%
Investment, Identifier [Axis]: Corporate Debt Instruments | Navient Corp | NAVIENT CORP 07-25-2030
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 82,237
Interest Rate	9.375%
Investment, Identifier [Axis]: Corporate Debt Instruments | Navient Corp | NAVIENT CORP DUE 03-15-2027
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 14,026
Interest Rate	5.00%
Investment, Identifier [Axis]: Corporate Debt Instruments | Neptune Bidco Us Inc | NEPTUNE BIDCO US INC 04-15-2029
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 43,073
Interest Rate	9.29%
Investment, Identifier [Axis]: Corporate Debt Instruments | Neptune Bidco Us Inc | NEPTUNE BIDCO US INC. DOLLAR TERM B LOANFIRST LIEN TL SENIOR SECD 04-11-2029
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 81,983
Investment, Identifier [Axis]: Corporate Debt Instruments | Neptune Bidco Us Inc | NISSAN MTR LTD DUE 09-17-2027
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 197,285
Interest Rate	4.345%
Investment, Identifier [Axis]: Corporate Debt Instruments | Nordea Realkredit | NORDEA REALKREDIT CVD BDS 01/10/2043 DKK
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 0
Interest Rate	0.50%
Investment, Identifier [Axis]: Corporate Debt Instruments | Nordea Realkredit | NORDEA REALKREDIT CVD BDS 01/10/2053 DKK 1
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 0
Interest Rate	1.50%
Investment, Identifier [Axis]: Corporate Debt Instruments | Nordea Realkredit | NORDEA REALKREDIT CVD BDS 01/10/2053 DKK 2
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 10,581
Interest Rate	1.50%
Investment, Identifier [Axis]: Corporate Debt Instruments | Nordea Realkredit | NORDEA REALKREDIT CVD BDS 01/10/2053 DKK 3
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 23,358
Interest Rate	1.50%
Investment, Identifier [Axis]: Corporate Debt Instruments | Nordea Realkredit | NORDEA REALKREDIT CVD BDS 01/10/53 DKK0.01
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 26,290
Interest Rate	2.00%
Investment, Identifier [Axis]: Corporate Debt Instruments | Nordstrom Inc | NORDSTROM INC DUE 01-15-2044
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 213,123
Interest Rate	5.00%
Investment, Identifier [Axis]: Corporate Debt Instruments | Northwoods Capital Ltd | PVTPL NORTHWOODS CAPITAL LTD SER 21-25A CL AR FLTG 07-20-2034
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 499,640
Investment, Identifier [Axis]: Corporate Debt Instruments | Novastar Mtg | NOVASTAR MTG FDG TR SER 06-1 CL A1A FLTG 05-25-2036
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	13,281
Investment, Identifier [Axis]: Corporate Debt Instruments | Nrg Energy Inc | NRG ENERGY INC SR NT 144A 02-15-2032
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 231,895
Interest Rate	3.875%
Investment, Identifier [Axis]: Corporate Debt Instruments | Nykredit Realkredi | NYKREDIT REALKREDI CVD BDS 01/10/2043 DKK
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 0
Interest Rate	0.50%
Investment, Identifier [Axis]: Corporate Debt Instruments | Nykredit Realkredi | NYKREDIT REALKREDI CVD BDS 01/10/2053 DKK 1
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 0
Interest Rate	1.50%
Investment, Identifier [Axis]: Corporate Debt Instruments | Nykredit Realkredi | NYKREDIT REALKREDI CVD BDS 01/10/2053 DKK 2
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 0
Interest Rate	1.50%
Investment, Identifier [Axis]: Corporate Debt Instruments | Nykredit Realkredi | NYKREDIT REALKREDI CVD BDS 01/10/2053 DKK 3
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 10,520
Interest Rate	1.50%
Investment, Identifier [Axis]: Corporate Debt Instruments | Nykredit Realkredi | NYKREDIT REALKREDI CVD BDS 01/10/53 DKK0.01
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 0
Interest Rate	2.00%
Investment, Identifier [Axis]: Corporate Debt Instruments | OBX | OBX 2021-INV2 TR FLTG RT DUE 10-25-2051
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 285,315
Interest Rate	4.56721%
Investment, Identifier [Axis]: Corporate Debt Instruments | ONE | ONE 2021-PK MTG TR 03-15-2036
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 399,031
Interest Rate	4.49548%
Investment, Identifier [Axis]: Corporate Debt Instruments | ONTARIO GAMING GTA LTD PARTNERSHIP/OTG | PVTPL ONTARIO GAMING GTA LTD PARTNERSHIP/OTG 08-01-2030
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 305,318
Interest Rate	8.00%
Investment, Identifier [Axis]: Corporate Debt Instruments | OPAL BIDCO SAS | PVTPL OPAL BIDCO SAS 03-31-2032
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 325,702
Interest Rate	6.50%
Investment, Identifier [Axis]: Corporate Debt Instruments | OPEN TEXT CORP | PVTPL OPEN TEXT CORP 01/12/2029 DUE 12-01-2029/12-01-2025 BEO
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 312,220
Interest Rate	3.875%
Investment, Identifier [Axis]: Corporate Debt Instruments | OPEN TEXT CORP | PVTPL OPEN TEXT CORP DUE 02-15-2028 BEO
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 224,719
Interest Rate	3.875%
Investment, Identifier [Axis]: Corporate Debt Instruments | OPEN TEXT INC | PVTPL OPEN TEXT INC 02-15-2030
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 183,518
Interest Rate	4.125%
Investment, Identifier [Axis]: Corporate Debt Instruments | OPTIV INC | OPTIV INC TERM LOAN SENIOR SECURED TERM LOAN 08-17-2026
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 147,940
Investment, Identifier [Axis]: Corporate Debt Instruments | ORACLE CORP | ORACLE CORP FLTG RT 08-03-2028
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	98,675
Investment, Identifier [Axis]: Corporate Debt Instruments | OREGON TOOL LUX LP | PVTPL OREGON TOOL LUX LP 10-15-2029
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 51,831
Interest Rate	7.875%
Investment, Identifier [Axis]: Corporate Debt Instruments | ORGANON CO/ORGANON FOREIGN DEBT C | PVTPL ORGANON CO/ORGANON FOREIGN DEBT C 05-15-2034
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 294,130
Interest Rate	6.75%
Investment, Identifier [Axis]: Corporate Debt Instruments | ORGANON FIN 1 LLC | PVTPL ORGANON FIN 1 LLC DUE 04-30-2028 BEO
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 194,887
Interest Rate	4.125%
Investment, Identifier [Axis]: Corporate Debt Instruments | OUTFRONT MEDIA CAP LLC | PVTPL OUTFRONT MEDIA CAP LLC 01-15-2029
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 118,888
Interest Rate	4.25%
Investment, Identifier [Axis]: Corporate Debt Instruments | OWENS & MINOR INC NEW | PVTPL OWENS & MINOR INC NEW SR NT 03-31-2029
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 99,730
Interest Rate	4.50%
Investment, Identifier [Axis]: Corporate Debt Instruments | OWENS & MINOR INC NEW | PVTPL OWENS & MINOR INC NEW SR NT 04-01-2030
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 134,962
Interest Rate	6.625%
Investment, Identifier [Axis]: Corporate Debt Instruments | OZLM XXIV LTD / OZLM XXIV LLC | PVTPL OZLM XXIV LTD / OZLM XXIV LLC 20/07/2032 VAR RT DUE 07-20-2032 BEO
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 32,683
Investment, Identifier [Axis]: Corporate Debt Instruments | Occidental Petroleum Corp | OCCIDENTAL PETE CORP SR NT 03-15-2046
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 76,647
Interest Rate	6.60%
Investment, Identifier [Axis]: Corporate Debt Instruments | Occidental Petroleum Corp | OCCIDENTAL PETE CORP SR NT 09-15-2036
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 213,193
Interest Rate	6.45%
Investment, Identifier [Axis]: Corporate Debt Instruments | Occidental Petroleum Corp | OCCIDENTAL PETE DUE 03-15-2048
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 57,612
Interest Rate	4.20%
Investment, Identifier [Axis]: Corporate Debt Instruments | Occidental Petroleum Corp | OCCIDENTAL PETROLEUM CORP DUE 08-15-2029/08-08-2019 REG
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 40,530
Interest Rate	3.50%
Investment, Identifier [Axis]: Corporate Debt Instruments | Occidental Petroleum Corp | OCCIDENTAL PETROLEUM CORP DUE 08-15-2039
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 7,755
Interest Rate	4.30%
Investment, Identifier [Axis]: Corporate Debt Instruments | Onemain Direct | ONEMAIN DIRECT DUE 11-14-2029
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 302,265
Interest Rate	5.41%
Investment, Identifier [Axis]: Corporate Debt Instruments | Onemain Direct | ONEMAIN FIN CORP 03-15-2033
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 66,668
Interest Rate	6.50%
Investment, Identifier [Axis]: Corporate Debt Instruments | Onemain Direct | ONEMAIN FIN CORP 09-15-2032
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 93,504
Interest Rate	7.125%
Investment, Identifier [Axis]: Corporate Debt Instruments | Onemain Fin Corp | ONEMAIN FIN CORP 03-15-2030
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 341,428
Interest Rate	7.875%
Investment, Identifier [Axis]: Corporate Debt Instruments | Onemain Fin Corp | ONEMAIN FIN CORP 05-15-2031
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 44,191
Interest Rate	7.50%
Investment, Identifier [Axis]: Corporate Debt Instruments | Onemain Fin Corp | ONEMAIN FIN CORP SR NT 01-15-2027
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 139,624
Interest Rate	3.50%
Investment, Identifier [Axis]: Corporate Debt Instruments | Onemain Finance Corp | ONEMAIN FINANCE CORP 05-15-2029
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 51,780
Interest Rate	6.625%
Investment, Identifier [Axis]: Corporate Debt Instruments | Oneok Inc | ONEOK INC 09-24-2027
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 301,045
Interest Rate	4.25%
Investment, Identifier [Axis]: Corporate Debt Instruments | Ontario Gaming Gta Limit | ONTARIO GAMING GTA LIMITED PARTNERSHIP TERM LOAN B SENIOR SECURED TL 07-20-2030
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 47,093
Investment, Identifier [Axis]: Corporate Debt Instruments | Option Care Health Inc | OPTION CARE HEALTH INC 10-31-2029
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 404,491
Interest Rate	4.375%
Investment, Identifier [Axis]: Corporate Debt Instruments | Oscar Us Fdg Xiv Llc | OSCAR US FDG XIV LLC NT CL A-4 144A 04-10-2029
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 202,242
Interest Rate	2.82%
Investment, Identifier [Axis]: Corporate Debt Instruments | PANTHER ESCROW ISSUER LLC/PANTHER CO-I | PVTPL PANTHER ESCROW ISSUER LLC/PANTHER CO-I 06-01-2031
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 103,625
Interest Rate	7.125%
Investment, Identifier [Axis]: Corporate Debt Instruments | PARK INTER HLDGS LLC/PK DOMESTIC PPTY | PVTPL PARK INTER HLDGS LLC/PK DOMESTIC PPTY DUE 10-01-2028 BEO
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 91,074
Interest Rate	5.875%
Investment, Identifier [Axis]: Corporate Debt Instruments | PENN NATIONAL GA INC | PVTPL PENN NATIONAL GA INC DUE 07-01-2029 BEO
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 284,342
Interest Rate	4.125%
Investment, Identifier [Axis]: Corporate Debt Instruments | PENN NATL GAMING INC | PVTPL PENN NATL GAMING INC SR NT DUE 01-15-2027 BEO
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 68,905
Interest Rate	5.625%
Investment, Identifier [Axis]: Corporate Debt Instruments | PENNYMAC FINL SVCS INC NEW | PVTPL PENNYMAC FINL SVCS INC NEW 02-15-2033
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 89,780
Interest Rate	6.875%
Investment, Identifier [Axis]: Corporate Debt Instruments | PENNYMAC FINL SVCS INC NEW | PVTPL PENNYMAC FINL SVCS INC NEW SR NT 02-15-2029
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 213,211
Interest Rate	4.25%
Investment, Identifier [Axis]: Corporate Debt Instruments | PENNYMAC FINL SVCS INC | PVTPL PENNYMAC FINL SVCS INC 12-15-2029
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 112,789
Interest Rate	7.875%
Investment, Identifier [Axis]: Corporate Debt Instruments | PERATON CORP | PERATON CORP. TERM B LOAN (FIRST LIEN) DUE 02-01-2028 BEO
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 272,877
Investment, Identifier [Axis]: Corporate Debt Instruments | PETSMART LLC/PETSMART FIN CORP | PVTPL PETSMART LLC/PETSMART FIN CORP 09-15-2032
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 329,730
Interest Rate	7.50%
Investment, Identifier [Axis]: Corporate Debt Instruments | PETSMART LLC/PETSMART FIN CORP | PVTPL PETSMART LLC/PETSMART FIN CORP 09-15-2033
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 334,623
Interest Rate	10.00%
Investment, Identifier [Axis]: Corporate Debt Instruments | PHILIP MORRIS INTL | PHILIP MORRIS INTL INC 04-28-2028
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 401,903
Interest Rate	4.125%
Investment, Identifier [Axis]: Corporate Debt Instruments | PHINIA INC | PVTPL PHINIA INC 04-15-2029
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 101,475
Interest Rate	6.75%
Investment, Identifier [Axis]: Corporate Debt Instruments | PINNACLE WEST CAPITAL | PINNACLE WEST CAPITAL CORP 05-15-2028
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 203,669
Interest Rate	4.90%
Investment, Identifier [Axis]: Corporate Debt Instruments | PLAYTIKA HLDG CORP | PVTPL PLAYTIKA HLDG CORP DUE 03-15-2029/03-11-2021 BEO
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 799,912
Interest Rate	4.25%
Investment, Identifier [Axis]: Corporate Debt Instruments | PLAYTIKA HOLDING | PLAYTIKA HOLDING CORP. FLTG RT TBL 03-05-2028
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 65,977
Investment, Identifier [Axis]: Corporate Debt Instruments | POST HLDGS INC | POST HLDGS INC DUE 04-15-2030
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 20,451
Interest Rate	4.625%
Investment, Identifier [Axis]: Corporate Debt Instruments | POST HLDGS INC | PVTPL POST HLDGS INC 10-15-2034
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 130,722
Interest Rate	6.25%
Investment, Identifier [Axis]: Corporate Debt Instruments | PREMIER ENTMT SUB LLC/PREMIER ENTMT FI | PVTPL PREMIER ENTMT SUB LLC/PREMIER ENTMT FI SR NT 09-01-2029
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 173,468
Interest Rate	5.625%
Investment, Identifier [Axis]: Corporate Debt Instruments | PREMIER ENTMT SUB LLC/PREMIER ENTMT FI | PVTPL PREMIER ENTMT SUB LLC/PREMIER ENTMT FI SR NT 09-01-2031
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 246,450
Interest Rate	5.875%
Investment, Identifier [Axis]: Corporate Debt Instruments | PRIME HEALTHCARE SVCS INC | PVTPL PRIME HEALTHCARE SVCS INC 09-01-2029
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 656,252
Interest Rate	9.375%
Investment, Identifier [Axis]: Corporate Debt Instruments | PRIMO WTR HLDGS INC | PRIMO WTR HLDGS INC / TRITON WTR SR SECDNT 144A 04-30-2029
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 48,644
Interest Rate	4.375%
Investment, Identifier [Axis]: Corporate Debt Instruments | PRIMO WTR HLDGS INC/TRIT | PVTPL PRIMO WTR HLDGS INC/TRIT 04-01-2029
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 203,981
Interest Rate	6.25%
Investment, Identifier [Axis]: Corporate Debt Instruments | PROOFPOINT INC | PROOFPOINT INC SR SEC 2024 REFINANCING TL(FIRST LIEN) 08-31-2028
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 278,530
Investment, Identifier [Axis]: Corporate Debt Instruments | PROTECTIVE LIFE GF | PVTPL PROTECTIVE LIFE GF FLTG 07-22-2026
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	200,301
Investment, Identifier [Axis]: Corporate Debt Instruments | Penske Automotive | PENSKE AUTOMOTIVE DUE 06-15-2029
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 283,952
Interest Rate	3.75%
Investment, Identifier [Axis]: Corporate Debt Instruments | Polar Us Borrower Llc | POLAR US BORROWER LLC SENIOR SECURED TERM B-1 LOAN 10-16-2028
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 36,416
Investment, Identifier [Axis]: Corporate Debt Instruments | Polaris Newco Llc | POLARIS NEWCO LLC TLB LIEN1 06-02-2028 USD
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	727,372
Investment, Identifier [Axis]: Corporate Debt Instruments | Ppm Clo 3 Ltd | PVTPL PPM CLO 3 LTD SR 19-3A CL A1R2 FLTG 07-17-2034
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	599,641
Investment, Identifier [Axis]: Corporate Debt Instruments | Ppm Clo Ltd | PVTPL PPM CLO LTD SR 21-5A CL AR FLTG RT10-18-2034
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	600,073
Investment, Identifier [Axis]: Corporate Debt Instruments | Pre-Paid Legal Services Inc | PRE-PAID LEGAL SERVICES INC INITIAL TERMLOAN (FIRST LIEN) DUE 12-15-2028
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	0
Investment, Identifier [Axis]: Corporate Debt Instruments | Precision Drilling Corp | PRECISION DRILLING CORP SR NT 144A 01-15-2029
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 131,459
Interest Rate	6.875%
Investment, Identifier [Axis]: Corporate Debt Instruments | QUICKEN LNS LLC/QUICKEN LNS CO-ISSUER IN | PVTPL QUICKEN LNS LLC/QUICKEN LNS CO-ISSUER IN 03-01-2029
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 19,317
Interest Rate	3.625%
Investment, Identifier [Axis]: Corporate Debt Instruments | RADIATE HOLDCO LLC | RADIATE HOLDCO LLC DELAYED TL 06-26-2029
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 1,535
Investment, Identifier [Axis]: Corporate Debt Instruments | RADIATE HOLDCO LLC | RADIATE HOLDCO LLC FIRST OUT TERM LOAN SENIOR SECURED 09-25-2029
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	30,238
Investment, Identifier [Axis]: Corporate Debt Instruments | RADIATE HOLDCO LLC | RADIATE HOLDCO LLC TL 06-26-2029
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	1,535
Investment, Identifier [Axis]: Corporate Debt Instruments | RAVEN ACQUISITION HLDGS LLC | PVTPL RAVEN ACQUISITION HLDGS LLC 11-15-2031
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 331,773
Interest Rate	6.875%
Investment, Identifier [Axis]: Corporate Debt Instruments | RBC | ROYAL BK CDA MED TERM NTS BOOK ENTRY 03/08/2026 VAR RT DUE 08-03-2026
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 200,270
Investment, Identifier [Axis]: Corporate Debt Instruments | RFNA LP | PVTPL RFNA LP 02-15-2030
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 215,614
Interest Rate	7.875%
Investment, Identifier [Axis]: Corporate Debt Instruments | RHP HOTEL PPTYS LP & RHP FIN CORP | PVTPL RHP HOTEL PPTYS LP & RHP FIN CORP 07-15-2028
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 84,560
Interest Rate	7.25%
Investment, Identifier [Axis]: Corporate Debt Instruments | ROBLOX CORP | PVTPL ROBLOX CORP DUE 05-01-2030/10-29-2021 BEO
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 326,956
Interest Rate	3.875%
Investment, Identifier [Axis]: Corporate Debt Instruments | ROCKCLIFF ENERGY II LLC | PVTPL ROCKCLIFF ENERGY II LLC SR NT 144A DUE 10-15-2029/10-15-2025 BEO
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 266,346
Interest Rate	5.50%
Investment, Identifier [Axis]: Corporate Debt Instruments | ROCKET COS INC | PVTPL ROCKET COS INC 08-01-2029
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 123,767
Interest Rate	6.50%
Investment, Identifier [Axis]: Corporate Debt Instruments | ROCKET MTG LLC/ROCKET MTG CO-ISSUER INC | PVTPL ROCKET MTG LLC/ROCKET MTG CO-ISSUER INC DUE 10-15-2026 BEO
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 177,374
Interest Rate	2.875%
Investment, Identifier [Axis]: Corporate Debt Instruments | ROCKET MTG LLC/ROCKET MTG | PVTPL ROCKET MTG LLC/ROCKET MTG 10-15-2033
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 225,770
Interest Rate	4.00%
Investment, Identifier [Axis]: Corporate Debt Instruments | ROCKIES EXPRESS PIPELINE LLC FIXED | PVTPL ROCKIES EXPRESS PIPELINE LLC FIXED 07-15-2029 BEO
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 236,491
Interest Rate	4.95%
Investment, Identifier [Axis]: Corporate Debt Instruments | ROCKIES EXPRESS PIPELINE LLC | PVTPL ROCKIES EXPRESS PIPELINE LLC DUE 04-15-2040/03-22-2010
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 253,260
Interest Rate	6.875%
Investment, Identifier [Axis]: Corporate Debt Instruments | ROCKIES EXPRESS PIPELINE LLC | PVTPL ROCKIES EXPRESS PIPELINE LLC SR NT144A DUE 07-15-2038/06-27-2008 BEO
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 108,807
Interest Rate	7.50%
Investment, Identifier [Axis]: Corporate Debt Instruments | ROYAL CARIBBEAN CRUISES LTD | PVTPL ROYAL CARIBBEAN CRUISES LTD DUE 04-01-2028 BEO
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 129,314
Interest Rate	5.50%
Investment, Identifier [Axis]: Corporate Debt Instruments | Realkredit Danmark | REALKREDIT DANMARK CVD BDS 01/10/2053 DKK
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 53,996
Interest Rate	1.50%
Investment, Identifier [Axis]: Corporate Debt Instruments | Realkredit Danmark | REALKREDIT DANMARK CVD BDS 01/10/53 DKK0.01
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 14,937
Interest Rate	2.00%
Investment, Identifier [Axis]: Corporate Debt Instruments | Realkredit Danmark | REALKREDIT DANMARK SNR SEC 01/10/2053 DKK
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 0
Interest Rate	1.50%
Investment, Identifier [Axis]: Corporate Debt Instruments | Regatta Xvi Funding Ltd | PVTPL REGATTA XVI FUNDING LTD SR 19-2A CL A1R FLTG RT 01-15-2033 1
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 346,101
Investment, Identifier [Axis]: Corporate Debt Instruments | Regatta Xvi Funding Ltd | PVTPL REGATTA XVI FUNDING LTD SR 19-2A CL A1R FLTG RT 01-15-2033 2
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	432,626
Investment, Identifier [Axis]: Corporate Debt Instruments | Restoration Hardware Inc | RESTORATION HARDWARE INC TERM LOAN B 10-20-2028
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	176,750
Investment, Identifier [Axis]: Corporate Debt Instruments | Rhp Hotel Pptys Lp & Rhp Corp | RHP HOTEL PPTYS LP & RHP FIN CORP 10-11-2027
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 19,921
Interest Rate	4.75%
Investment, Identifier [Axis]: Corporate Debt Instruments | Rlj Lodging Tr | RLJ LODGING TR L P SR SECD NT 144A 07-01-2026
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 118,353
Interest Rate	3.75%
Investment, Identifier [Axis]: Corporate Debt Instruments | Rlj Lodging Tr | RLJ LODGING TR L P SR SECD NT 144A 09-15-2029
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 196,234
Interest Rate	4.00%
Investment, Identifier [Axis]: Corporate Debt Instruments | Royal Caribbean Cruises | ROYAL CARIBBEAN CRUISES LTD SR NT 144A 07-01-2026
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 276,972
Interest Rate	4.25%
Investment, Identifier [Axis]: Corporate Debt Instruments | SABRE FINANCIAL BORROWER | PVTPL SABRE FINANCIAL BORROWER 06-15-2029
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 312,108
Interest Rate	11.125%
Investment, Identifier [Axis]: Corporate Debt Instruments | SABRE GLBL INC | PVTPL SABRE GLBL INC 03-15-2030
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 17,246
Interest Rate	10.75%
Investment, Identifier [Axis]: Corporate Debt Instruments | SABRE GLBL INC | PVTPL SABRE GLBL INC 07-15-2030
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 363,962
Interest Rate	11.125%
Investment, Identifier [Axis]: Corporate Debt Instruments | SABRE GLBL INC | PVTPL SABRE GLBL INC 11-15-2029
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 9,348
Interest Rate	10.75%
Investment, Identifier [Axis]: Corporate Debt Instruments | SCIENTIFIC GAMES INTL INC | PVTPL SCIENTIFIC GAMES INTL INC DUE 11-15-2029
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 83,192
Interest Rate	7.25%
Investment, Identifier [Axis]: Corporate Debt Instruments | SCIH SALT HLDGS INC | PVTPL SCIH SALT HLDGS INC 05-01-2028
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 316,058
Interest Rate	4.875%
Investment, Identifier [Axis]: Corporate Debt Instruments | SEAGATE DATA STORAGE TECH PTE LTD | PVTPL SEAGATE DATA STORAGE TECH PTE LTD 01-15-2031
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 151,050
Interest Rate	4.125%
Investment, Identifier [Axis]: Corporate Debt Instruments | SEAGATE DATA STORAGE TECH PTE LTD | PVTPL SEAGATE DATA STORAGE TECH PTE LTD 06-01-2029
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 22,540
Interest Rate	4.091%
Investment, Identifier [Axis]: Corporate Debt Instruments | SEAGATE DATA STORAGE TECH PTE LTD | PVTPL SEAGATE DATA STORAGE TECH PTE LTD 12-01-2034
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 329,909
Interest Rate	5.75%
Investment, Identifier [Axis]: Corporate Debt Instruments | SEAGATE DATA STORAGE TECH PTE LTD | PVTPL SEAGATE DATA STORAGE TECH PTE LTD 12-15-2029
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 137,857
Interest Rate	8.25%
Investment, Identifier [Axis]: Corporate Debt Instruments | SEAGATE DATA STORAGE TECHNOLOGY PTE LTD | PVTPL SEAGATE DATA STORAGE TECHNOLOGY PTE LTD 12-01-2032
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 186,906
Interest Rate	9.625%
Investment, Identifier [Axis]: Corporate Debt Instruments | SELECT MEDICAL CORP | PVTPL SELECT MEDICAL CORP 12-01-2032
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 196,528
Interest Rate	6.25%
Investment, Identifier [Axis]: Corporate Debt Instruments | SENSATA TECHNOLOGIES INC | PVTPL SENSATA TECHNOLOGIES INC DUE 02-15-2030
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 58,602
Interest Rate	4.375%
Investment, Identifier [Axis]: Corporate Debt Instruments | SHIFT4 PMTS LLC / FIN | PVTPL SHIFT4 PMTS LLC / FIN 08-15-2032
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 167,255
Interest Rate	6.75%
Investment, Identifier [Axis]: Corporate Debt Instruments | SIRIUS XM HOLDINGS INC | PVTPL SIRIUS XM HOLDINGS INC DUE 08-01-2027
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 84,205
Interest Rate	5.00%
Investment, Identifier [Axis]: Corporate Debt Instruments | SIRIUS XM RADIO INC | PVTPL SIRIUS XM RADIO INC DUE 07-15-2028 BEO
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 61,592
Interest Rate	4.00%
Investment, Identifier [Axis]: Corporate Debt Instruments | SIRIUS XM RADIO INC | PVTPL SIRIUS XM RADIO INC DUE 09-01-2026 BEO
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 642,293
Interest Rate	3.125%
Investment, Identifier [Axis]: Corporate Debt Instruments | SIRIUS XM RADIO INC | PVTPL SIRIUS XM RADIO INC DUE 09-01-2031 BEO
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 475,913
Interest Rate	3.875%
Investment, Identifier [Axis]: Corporate Debt Instruments | SITEL | SITEL GROUP INITIAL DOLLAR TERM LOAN SENIOR SECURED 08-28-2028
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 142,674
Investment, Identifier [Axis]: Corporate Debt Instruments | SIX FLAGS ENTMT | SIX FLAGS ENTMT CORP NEW 05-15-2031
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 221,649
Interest Rate	7.25%
Investment, Identifier [Axis]: Corporate Debt Instruments | SKOPIMA CONSILIO PARENT LLC | SKOPIMA CONSILIO PARENT LLC TERM LN SENIOR SECURED 05-12-2028
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 366,901
Investment, Identifier [Axis]: Corporate Debt Instruments | SM ENERGY CO | PVTPL SM ENERGY CO 08-01-2032
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 28,509
Interest Rate	7.00%
Investment, Identifier [Axis]: Corporate Debt Instruments | SMB PRIVATE EDUACATION LN TR 2023-C NT | PVTPL SMB PRIVATE EDUACATION LN TR 2023-C NT CL A-1A 11-15-2052
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 158,901
Interest Rate	5.67%
Investment, Identifier [Axis]: Corporate Debt Instruments | SMB PRIVATE EDUCATION LOAN TRUST | PVTPL SMB PRIVATE EDUCATION LOAN TRUST SER 24-D CL A1B FLTG 07-05-2053
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 408,956
Investment, Identifier [Axis]: Corporate Debt Instruments | SNAP INC | PVTPL SNAP INC 03-01-2033
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 203,104
Interest Rate	6.875%
Investment, Identifier [Axis]: Corporate Debt Instruments | SNAP INC | PVTPL SNAP INC 03-15-2034
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 349,050
Interest Rate	6.875%
Investment, Identifier [Axis]: Corporate Debt Instruments | SPECIALTY BUILDING PRODU | PVTPL SPECIALTY BUILDING PRODU 10-15-2029
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 77,079
Interest Rate	7.75%
Investment, Identifier [Axis]: Corporate Debt Instruments | SS&C TECHNOLOGIES INC | PVTPL SS&C TECHNOLOGIES INC 144A 03-28-2019
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 113,099
Interest Rate	5.50%
Investment, Identifier [Axis]: Corporate Debt Instruments | STANDARD BUILDINGS SOLUTIONS INC. | PVTPL STANDARD BUILDINGS SOLUTIONS INC. 08-01-2033
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 35,754
Interest Rate	6.25%
Investment, Identifier [Axis]: Corporate Debt Instruments | STANDARD INDS INC DEL | PVTPL STANDARD INDS INC DEL DUE 01-15-2031 BEO
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 24,755
Interest Rate	3.375%
Investment, Identifier [Axis]: Corporate Debt Instruments | STEELE CREEK | STEELE CREEK CLO 2018-1 LTD / SR SECD NTCL A FLTG 144A 04-15-2031
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 30,701
Interest Rate	4.9438%
Investment, Identifier [Axis]: Corporate Debt Instruments | STELLANTIS FIN | STELLANTIS FINL SVC US CORP SR NT FLTG 144A 09-15-2028
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 201,342
Interest Rate	5.38126%
Investment, Identifier [Axis]: Corporate Debt Instruments | STRATEGY INC | STRATEGY INC CNV SNR NTS 12-01-2029
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 231,664
Interest Rate	0.00%
Investment, Identifier [Axis]: Corporate Debt Instruments | SUBURBAN PROPANE PARTNERS | PVTPL SUBURBAN PROPANE PARTNERS 12-15-2035
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 136,048
Interest Rate	6.50%
Investment, Identifier [Axis]: Corporate Debt Instruments | SUMITOMO MITSUI FINL GROUP INC | SUMITOMO MITSUI FINL GROUP INC 01-13-2026
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 400,175
Interest Rate	5.464%
Investment, Identifier [Axis]: Corporate Debt Instruments | SUMMIT MIDSTEAM HLDGS | PVTPL SUMMIT MIDSTEAM HLDGS 10-31-2029
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 324,543
Interest Rate	8.625%
Investment, Identifier [Axis]: Corporate Debt Instruments | SUNOCO LP NT | PVTPL SUNOCO LP NT 09-15-2028
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 252,721
Interest Rate	7.00%
Investment, Identifier [Axis]: Corporate Debt Instruments | SUNOCO LP | PVTPL SUNOCO LP 05-01-2029
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 74,039
Interest Rate	7.00%
Investment, Identifier [Axis]: Corporate Debt Instruments | SUPER MICRO COMPUTER INC | PVTPL SUPER MICRO COMPUTER INC 06-15-2030
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 279,876
Interest Rate	0.00%
Investment, Identifier [Axis]: Corporate Debt Instruments | SUPER MICRO COMPUTER INC | SUPER MICRO COMPUTER INC SR NT CONV 03-01-2029
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 94,202
Interest Rate	3.50%
Investment, Identifier [Axis]: Corporate Debt Instruments | SURGERY CTR HLDGS INC | PVTPL SURGERY CTR HLDGS INC 04-15-2032
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 422,287
Interest Rate	7.25%
Investment, Identifier [Axis]: Corporate Debt Instruments | SYNERGY INFRASTRUCTURE HLDGS LLC | PVTPL SYNERGY INFRASTRUCTURE HLDGS LLC 12-01-2030
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 93,305
Interest Rate	7.875%
Investment, Identifier [Axis]: Corporate Debt Instruments | SYNOPSYS INC | SYNOPSYS INC 04-01-2027
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 251,785
Interest Rate	4.55%
Investment, Identifier [Axis]: Corporate Debt Instruments | Sabra Health Care | SABRA HEALTH CARE LP DUE 12-01-2031
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 284,892
Interest Rate	3.20%
Investment, Identifier [Axis]: Corporate Debt Instruments | Sabre Glbl Inc | SABRE GLBL INC 08-01-2026
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 105,578
Interest Rate	5.75%
Investment, Identifier [Axis]: Corporate Debt Instruments | Sabre Glbl Inc | SABRE GLBL INC NEW EXCHANGED TL NOVEMBER2024 SENIOR SECURED TERM LOAN 11-15-2029
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 42,042
Investment, Identifier [Axis]: Corporate Debt Instruments | Sabre Glbl Inc | SABRE GLBL INC TERM LOAN B SENIOR SECURED TERM LOAN 06-30-2028 BEO
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	145,199
Investment, Identifier [Axis]: Corporate Debt Instruments | Sabre Glbl Inc | SABRE GLBL INC TERM LOAN B2 SENIOR SECURED TERM LOAN 11-15-2029
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	49,523
Investment, Identifier [Axis]: Corporate Debt Instruments | Sabre Glbl Inc | SABRE GLBL INC. SENIOR SECURED TERM LOAN B 06-30-2028 BEO
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	77,798
Investment, Identifier [Axis]: Corporate Debt Instruments | Santander Uk Group Fltg | SANTANDER UK GROUP FLTG RT DUE 09-11-2030
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 253,114
Interest Rate	4.858%
Investment, Identifier [Axis]: Corporate Debt Instruments | Sba Communications | SBA COMMUNICATIONS CORP NEW SR NT 02-15-2027
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 89,325
Interest Rate	3.875%
Investment, Identifier [Axis]: Corporate Debt Instruments | Sba Communications | SBA COMMUNICATIONS DUE 02-01-2029
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 201,857
Interest Rate	3.125%
Investment, Identifier [Axis]: Corporate Debt Instruments | Sensata | SENSATA DUE 02-15-2031
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 48,801
Interest Rate	3.75%
Investment, Identifier [Axis]: Corporate Debt Instruments | Shea Homes | SHEA HOMES LP 02-15-2028
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 62,449
Interest Rate	4.75%
Investment, Identifier [Axis]: Corporate Debt Instruments | Sm Energy Co | SM ENERGY CO DUE 07-15-2028 REG
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 103,103
Interest Rate	6.50%
Investment, Identifier [Axis]: Corporate Debt Instruments | Sm Energy Co | SM ENERGY CO DUE 09-15-2026
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 78,121
Interest Rate	6.75%
Investment, Identifier [Axis]: Corporate Debt Instruments | Sound Pt Clo Ix Ltd | SOUND PT CLO IX LTD / SOUND PT CLO 15-2A AR 07-20-2032
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 239,967
Interest Rate	0.00%
Investment, Identifier [Axis]: Corporate Debt Instruments | Southern Calif Edison Co | SOUTHERN CALIF EDISON CO 03-01-2026
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 300,535
Interest Rate	5.35%
Investment, Identifier [Axis]: Corporate Debt Instruments | Springleaf Fin | SPRINGLEAF FIN DUE 03-15-2026
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 22,167
Interest Rate	7.125%
Investment, Identifier [Axis]: Corporate Debt Instruments | Starwood Ppty Tr Inc | STARWOOD PPTY TR INC SR NT 144A 01-15-2027
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 397,504
Interest Rate	4.375%
Investment, Identifier [Axis]: Corporate Debt Instruments | Std Inds Inc | STD INDS INC DEL DUE 07-15-2030
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 88,808
Interest Rate	4.375%
Investment, Identifier [Axis]: Corporate Debt Instruments | Stellantis Finl Underwritten Enhanced | PVTPL STELLANTIS FINL UNDERWRITTEN ENHANCED SR 25-AA CL A2 07-20-2027
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 408,755
Interest Rate	4.63%
Investment, Identifier [Axis]: Corporate Debt Instruments | Structured Asset Mtg | CMO STRUCTURED ASSET MTG INVTS II INC SER 04-AR2 CL IA VAR 05-19-2034 REG
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 7,638
Investment, Identifier [Axis]: Corporate Debt Instruments | Stryker Corp | STRYKER CORP 09-11-2029
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 301,814
Interest Rate	4.637%
Investment, Identifier [Axis]: Corporate Debt Instruments | Sunoco Lp/Sunoco Fin Corp | SUNOCO LP SR NT 144A 05-01-2030
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 337,103
Interest Rate	4.625%
Investment, Identifier [Axis]: Corporate Debt Instruments | Sunoco Lp/Sunoco Fin Corp | SUNOCO LP SR NT 144A 07-15-2027
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 303,758
Interest Rate	5.875%
Investment, Identifier [Axis]: Corporate Debt Instruments | Sunoco Lp/Sunoco Fin Corp | SUNOCO LP SR NT 144A 08-15-2032
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 135,873
Interest Rate	6.625%
Investment, Identifier [Axis]: Corporate Debt Instruments | Sunoco Lp/Sunoco Fin Corp | SUNOCO LP SR NT 144A 10-01-2029
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 646,990
Interest Rate	4.50%
Investment, Identifier [Axis]: Corporate Debt Instruments | Sunoco Lp/Sunoco Fin Corp | SUNOCO LP/SUNOCO FIN CORP 03-15-2028
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 84,205
Interest Rate	5.875%
Investment, Identifier [Axis]: Corporate Debt Instruments | Sunoco Lp/Sunoco Fin Corp | SUNOCO LP/SUNOCO FIN CORP DUE 05-15-2029
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 41,246
Interest Rate	4.50%
Investment, Identifier [Axis]: Corporate Debt Instruments | Synchrony | SYNCHRONY CARD ISSUANCE TR SER 23-A2 CL A 10-15-2029
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 405,761
Interest Rate	5.74%
Investment, Identifier [Axis]: Corporate Debt Instruments | TALEN ENERGY SUPPLY LLC | PVTPL TALEN ENERGY SUPPLY LLC 06-01-2030
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 113,287
Interest Rate	8.625%
Investment, Identifier [Axis]: Corporate Debt Instruments | TALLGRASS ENERGY PARTNERS LP/TALLGRASS | PVTPL TALLGRASS ENERGY PARTNERS LP/TALLGRASS 12-31-2030
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 61,493
Interest Rate	6.00%
Investment, Identifier [Axis]: Corporate Debt Instruments | TALLGRASS ENERGY PARTNERS LP/TALLGRASS | PVTPL TALLGRASS ENERGY PARTNERS LP/TALLGRASS DUE 09-01-2031 BEO
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 315,535
Interest Rate	6.00%
Investment, Identifier [Axis]: Corporate Debt Instruments | TAYLOR MORRISON CMNTYS INC | PVTPL TAYLOR MORRISON CMNTYS INC DUE 11-15-2032
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 24,693
Interest Rate	5.75%
Investment, Identifier [Axis]: Corporate Debt Instruments | TEAM HEALTH HLDGS INC | TEAM HEALTH HLDGS INC 30/6/2028 DUE 06-30-2028/11-03-2025 BEO
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 622,833
Interest Rate	13.50%
Investment, Identifier [Axis]: Corporate Debt Instruments | TEAM HEALTH HOLDINGS INC | PVTPL TEAM HEALTH HOLDINGS INC 06-30-2028
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 184,193
Interest Rate	8.375%
Investment, Identifier [Axis]: Corporate Debt Instruments | TEGNA INC | TEGNA INC DUE 03-15-2028
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 203,903
Interest Rate	4.625%
Investment, Identifier [Axis]: Corporate Debt Instruments | TELEFLEX INC | PVTPL TELEFLEX INC SR NT 144A DUE 06-01-2028/05-27-2020 BEO
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 288,068
Interest Rate	4.25%
Investment, Identifier [Axis]: Corporate Debt Instruments | TELEFLEX INC | TELEFLEX INC 11-15-2027
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 35,945
Interest Rate	4.625%
Investment, Identifier [Axis]: Corporate Debt Instruments | TENET HEALTHCARE CORP | PVTPL TENET HEALTHCARE CORP 11-15-2032
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 145,967
Interest Rate	5.50%
Investment, Identifier [Axis]: Corporate Debt Instruments | TENNECO INC | PVTPL TENNECO INC 11-17-2028
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 81,259
Interest Rate	8.00%
Investment, Identifier [Axis]: Corporate Debt Instruments | TEVA PHARMACEUTICAL INDST LTD | TEVA PHARMACEUTICAL INDST LTD BDS 10-01-2046 USD2000
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 129,311
Interest Rate	4.10%
Investment, Identifier [Axis]: Corporate Debt Instruments | THOR INDUSTRIES | PVTPL THOR INDUSTRIES 10-15-2029
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 371,868
Interest Rate	4.00%
Investment, Identifier [Axis]: Corporate Debt Instruments | TIBCO SOFTWARE INC | PVTPL TIBCO SOFTWARE INC 03-31-2029
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 403,209
Interest Rate	6.50%
Investment, Identifier [Axis]: Corporate Debt Instruments | TRANSDIGM INC | PVTPL TRANSDIGM INC 03-01-2029
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 99,002
Interest Rate	6.375%
Investment, Identifier [Axis]: Corporate Debt Instruments | TRANSDIGM INC | PVTPL TRANSDIGM INC 05-31-2033
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 139,549
Interest Rate	6.375%
Investment, Identifier [Axis]: Corporate Debt Instruments | TRANSDIGM INC | PVTPL TRANSDIGM INC 08-15-2028
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 30,528
Interest Rate	6.75%
Investment, Identifier [Axis]: Corporate Debt Instruments | TRANSMONTAIGNE PARTNERS | PVTPL TRANSMONTAIGNE PARTNERS 06-15-2030
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 105,980
Interest Rate	8.50%
Investment, Identifier [Axis]: Corporate Debt Instruments | TRANSOCEAN INC | PVTPL TRANSOCEAN INC 02-15-2030
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 148,004
Interest Rate	8.75%
Investment, Identifier [Axis]: Corporate Debt Instruments | TRANSOCEAN INC | PVTPL TRANSOCEAN INC 05-15-2029
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 300,380
Interest Rate	8.25%
Investment, Identifier [Axis]: Corporate Debt Instruments | TRANSOCEAN INC | PVTPL TRANSOCEAN INC 05-15-2031
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 65,375
Interest Rate	8.50%
Investment, Identifier [Axis]: Corporate Debt Instruments | TRANSOCEAN TITAN FIN LTD | PVTL TRANSOCEAN TITAN FIN LTD 01/02/2028 02-01-2028
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 70,273
Interest Rate	8.375%
Investment, Identifier [Axis]: Corporate Debt Instruments | TRAVEL + LEISURE CO | PVTPL TRAVEL + LEISURE CO 09-01-2033
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 101,504
Interest Rate	6.125%
Investment, Identifier [Axis]: Corporate Debt Instruments | TRIDENT TPI HLDGS INC | PVTPL TRIDENT TPI HLDGS INC 12-31-2028
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 58,400
Interest Rate	12.75%
Investment, Identifier [Axis]: Corporate Debt Instruments | TRINSEO LUXCO FIN SPV S A R L & TRINSEO NA FIN SPV | PVTPL TRINSEO LUXCO FIN SPV S A R L & TRINSEO NA FIN SPV PIK 05-03-2029
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 27,946
Interest Rate	7.625%
Investment, Identifier [Axis]: Corporate Debt Instruments | Tenet Healthcare | TENET HEALTHCARE DUE 11-15-2031
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 103,860
Interest Rate	6.875%
Investment, Identifier [Axis]: Corporate Debt Instruments | Tenet Healthcare | TENET HEALTHCARE FIXED DUE 01-06-2029
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 17,731
Interest Rate	4.25%
Investment, Identifier [Axis]: Corporate Debt Instruments | Tenet Healthcare | TENET HEALTHCARE FIXED DUE 10-01-2028
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 9,041
Interest Rate	6.125%
Investment, Identifier [Axis]: Corporate Debt Instruments | Tenneco Inc. | TENNECO INC. TERM A LOAN SENIOR SECURED TERM LOAN 11-17-2028
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 106,019
Investment, Identifier [Axis]: Corporate Debt Instruments | Tenneco Inc. | TENNECO INC. TERM B LOAN (FIRST LIEN) SENIOR SECURED TERM LOAN 11-17-2028
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	84,418
Investment, Identifier [Axis]: Corporate Debt Instruments | Terawulf | PVTPL TERAWULF INC 05-01-2032
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 309,670
Interest Rate	0.00%
Investment, Identifier [Axis]: Corporate Debt Instruments | Teva | TEVA DUE 02-01-2036
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 37,796
Interest Rate	6.15%
Investment, Identifier [Axis]: Corporate Debt Instruments | Teva | TEVA DUE 10-01-2026
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 204,607
Interest Rate	3.15%
Investment, Identifier [Axis]: Corporate Debt Instruments | Thayer Pk Clo Ltd | PVTPL THAYER PK CLO LTD SER 17-1A CL A1RR FLTG 04-20-2034
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 599,224
Investment, Identifier [Axis]: Corporate Debt Instruments | Time Warner Cable | TIME WARNER CABLE DUE 07-01-2038
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 98,725
Interest Rate	7.30%
Investment, Identifier [Axis]: Corporate Debt Instruments | Tkc Hldgs Inc | TKC HLDGS INC SR NT 144A 05-15-2029
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 163,382
Interest Rate	10.50%
Investment, Identifier [Axis]: Corporate Debt Instruments | Tkc Hldgs Inc | TKC HLDGS INC SR SECD NT 144A 05-15-2028
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 188,823
Interest Rate	6.875%
Investment, Identifier [Axis]: Corporate Debt Instruments | Tkc Hldgs Inc | TKC HOLDINGS, INC. CLOSING DATE INITIAL TERM LOAN (2024) SR SCRD TL 05-15-2028
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 108,614
Investment, Identifier [Axis]: Corporate Debt Instruments | Towd Pt Mtg Tr | PVTPL TOWD PT MTG TR FLTG RT SER 19-HY2 CL A1 12-25-2048 BEO
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	21,970
Investment, Identifier [Axis]: Corporate Debt Instruments | Towd Pt Mtg Tr | PVTPL TOWD PT MTG TR SER 2019-HY3 CL A1A FLTG 12-25-2048
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	81,219
Investment, Identifier [Axis]: Corporate Debt Instruments | Towd Pt Mtg Tr | PVTPL TOWD PT MTG TR VAR RT SER 19-1 CL A1 03-25-2058
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	217,070
Investment, Identifier [Axis]: Corporate Debt Instruments | Tpg Real Estate Finance | PVTPL TPG REAL ESTATE FINANCE SER 22-FL5 CL A FLTG 02-15-2039
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	236,902
Investment, Identifier [Axis]: Corporate Debt Instruments | Transdigm Inc | TRANSDIGM INC 01-15-2029
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 94,370
Interest Rate	4.625%
Investment, Identifier [Axis]: Corporate Debt Instruments | Transdigm Inc | TRANSDIGM INC 05-01-2029 REG
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 231,404
Interest Rate	4.875%
Investment, Identifier [Axis]: Corporate Debt Instruments | Tri Pointe Homes Inc | TRI POINTE HOMES INC DUE 06-01-2027
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 42,198
Interest Rate	5.25%
Investment, Identifier [Axis]: Corporate Debt Instruments | Trinitas Clo Ltd | PVTPL TRINITAS CLO LTD SR 21-17A CL AR FLTG10-20-2034
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 499,892
Investment, Identifier [Axis]: Corporate Debt Instruments | Trinitas | TRINITAS EURO CL 1 FRN CLO 07/2039 EUR 'A-R' 1
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	588,199
Investment, Identifier [Axis]: Corporate Debt Instruments | Trinitas | TRINITAS EURO CL 1 FRN CLO 07/2039 EUR 'A-R' 2
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	705,839
Investment, Identifier [Axis]: Corporate Debt Instruments | Truist | TRUIST INSURANCE HOLDINGS LLC TL SECOND LIEN SR SECURED 03-08-2032
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	109,776
Investment, Identifier [Axis]: Corporate Debt Instruments | Twilio Inc | TWILIO INC 03-15-2029
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 400,893
Interest Rate	3.625%
Investment, Identifier [Axis]: Corporate Debt Instruments | UBS GROUP AG | PVTPL UBS GROUP AG 01-12-2027
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 500,190
Interest Rate	5.711%
Investment, Identifier [Axis]: Corporate Debt Instruments | UKG INC | PVTPL UKG INC 02-01-2031
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 342,217
Interest Rate	6.875%
Investment, Identifier [Axis]: Corporate Debt Instruments | UNDER ARMOUR INC | PVTPL UNDER ARMOUR INC 07-15-2030
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 72,070
Interest Rate	7.25%
Investment, Identifier [Axis]: Corporate Debt Instruments | UNITED WHOLESALE MTGE LL CORP | PVTPL UNITED WHOLESALE MTGE LL CORP 04-15-2029
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 122,127
Interest Rate	5.50%
Investment, Identifier [Axis]: Corporate Debt Instruments | UNITED WHSL MTG LLC | PVTPL UNITED WHSL MTG LLC 06-15-2027
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 67,180
Interest Rate	5.75%
Investment, Identifier [Axis]: Corporate Debt Instruments | UNITI GROUP INC | PVTPL UNITI GROUP INC DUE 02-15-2029 BEO
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 92,190
Interest Rate	6.50%
Investment, Identifier [Axis]: Corporate Debt Instruments | UNIVISION COMMUNICATIONS INC | PVTPL UNIVISION COMMUNICATIONS INC 08-15-2028
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 127,382
Interest Rate	8.00%
Investment, Identifier [Axis]: Corporate Debt Instruments | US FOODS INC | PVTPL US FOODS INC DUE 09-13-2028
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 51,711
Interest Rate	6.875%
Investment, Identifier [Axis]: Corporate Debt Instruments | UWM HLDGS LLC | PVTPL UWM HLDGS LLC 03-15-2031
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 179,713
Interest Rate	6.25%
Investment, Identifier [Axis]: Corporate Debt Instruments | UWM HOLDINGS LLC | PVTPL UWM HOLDINGS LLC 02-01-2030
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 107,338
Interest Rate	6.625%
Investment, Identifier [Axis]: Corporate Debt Instruments | Uniti Group Lp | UNITI GROUP LP / DUE 04-15-2028
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 151,203
Interest Rate	4.75%
Investment, Identifier [Axis]: Corporate Debt Instruments | Uniti Group Lp | UNITI GROUP LP / UNITI FIBER HLDGS SR NT144A 01-15-2030
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 62,313
Interest Rate	6.00%
Investment, Identifier [Axis]: Corporate Debt Instruments | Uwm Mtg | UWM MTG TR FLTG RT DUE 12-25-2051
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 283,879
Interest Rate	4.61721%
Investment, Identifier [Axis]: Corporate Debt Instruments | VALARIS LTD | PVTPL VALARIS LTD 04-30-2030
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 44,736
Interest Rate	8.375%
Investment, Identifier [Axis]: Corporate Debt Instruments | VENTURE GLOBAL CALCASIEU PASS LLC | PVTPL VENTURE GLOBAL CALCASIEU PASS LLC 01-15-2030
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 233,906
Interest Rate	6.25%
Investment, Identifier [Axis]: Corporate Debt Instruments | VENTURE GLOBAL CALCASIEU PASS LLC | PVTPL VENTURE GLOBAL CALCASIEU PASS LLC DUE 08-15-2029
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 550,199
Interest Rate	3.875%
Investment, Identifier [Axis]: Corporate Debt Instruments | VENTURE GLOBAL CALCASIEU PASS LLC | PVTPL VENTURE GLOBAL CALCASIEU PASS LLC DUE 11-01-2033 BEO
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 302,666
Interest Rate	3.875%
Investment, Identifier [Axis]: Corporate Debt Instruments | VENTURE GLOBAL LNG INC | PVTPL VENTURE GLOBAL LNG INC 02-01-2029
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 866,550
Interest Rate	9.50%
Investment, Identifier [Axis]: Corporate Debt Instruments | VENTURE GLOBAL LNG INC | PVTPL VENTURE GLOBAL LNG INC 02-01-2032
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 299,591
Interest Rate	9.875%
Investment, Identifier [Axis]: Corporate Debt Instruments | VERTICAL U S NEWCO INC | PVTPL VERTICAL U S NEWCO INC DUE 07-15-2027
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 300,071
Interest Rate	5.25%
Investment, Identifier [Axis]: Corporate Debt Instruments | VIKING CRUISES LTD | PVTPL VIKING CRUISES LTD 02-15-2029
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 312,780
Interest Rate	7.00%
Investment, Identifier [Axis]: Corporate Debt Instruments | VIKING CRUISES LTD | PVTPL VIKING CRUISES LTD 07-15-2031
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 161,698
Interest Rate	9.125%
Investment, Identifier [Axis]: Corporate Debt Instruments | VISTRA OPERATIONS CO LLC | PVTPL VISTRA OPERATIONS CO LLC 07-31-2027
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 302,695
Interest Rate	5.00%
Investment, Identifier [Axis]: Corporate Debt Instruments | VISTRA OPERATIONS CO LLC | PVTPL VISTRA OPERATIONS CO LLC DUE 04-15-2032
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 313,919
Interest Rate	6.875%
Investment, Identifier [Axis]: Corporate Debt Instruments | VISTRA OPERATIONS CO LLC | PVTPL VISTRA OPERATIONS CO LLC DUE 05-01-2029 BEO
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 356,439
Interest Rate	4.375%
Investment, Identifier [Axis]: Corporate Debt Instruments | VISTRA OPERATIONS CO LLC | PVTPL VISTRA OPERATIONS CO LLC DUE10-15-2033 BEO
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 755,773
Interest Rate	6.95%
Investment, Identifier [Axis]: Corporate Debt Instruments | VISTRA OPERATIONS CO LLC | PVTPL VISTRA OPERATIONS CO LLC SR NT 10-15-2031
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 615,382
Interest Rate	7.75%
Investment, Identifier [Axis]: Corporate Debt Instruments | VITAL ENERGY INC DEL | PVTPL VITAL ENERGY INC DEL 04-15-2032
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 147,793
Interest Rate	7.875%
Investment, Identifier [Axis]: Corporate Debt Instruments | VOLTAGRID LLC | PVTPL VOLTAGRID LLC 11-01-2030
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 212,053
Interest Rate	7.375%
Investment, Identifier [Axis]: Corporate Debt Instruments | Venture Global Plaquemines Lng Llc | PVTPL VENTURE GLOBAL PLAQUEMINES LNG LLC 01-15-2034
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 22,533
Interest Rate	6.50%
Investment, Identifier [Axis]: Corporate Debt Instruments | Venture Global Plaquemines Lng Llc | PVTPL VENTURE GLOBAL PLAQUEMINES LNG LLC 01-15-2036
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 119,842
Interest Rate	6.75%
Investment, Identifier [Axis]: Corporate Debt Instruments | Venture Global Plaquemines Lng Llc | PVTPL VENTURE GLOBAL PLAQUEMINES LNG LLC 05-01-2035
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 40,436
Interest Rate	7.75%
Investment, Identifier [Axis]: Corporate Debt Instruments | Venture Global Plaquemines Lng Llc | PVTPL VENTURE GLOBAL PLAQUEMINES LNG LLC 06-15-2034
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 93,036
Interest Rate	6.50%
Investment, Identifier [Axis]: Corporate Debt Instruments | Venture Global Plaquemines Lng Llc | PVTPL VENTURE GLOBAL PLAQUEMINES LNG LLC 12-15-2030
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 32,598
Interest Rate	6.125%
Investment, Identifier [Axis]: Corporate Debt Instruments | Venture Global | VENTURE GLOBAL DUE 08-15-2031
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 362,614
Interest Rate	4.125%
Investment, Identifier [Axis]: Corporate Debt Instruments | Venture Xxix Clo Ltd/Venture Xxix Clo | PVTPL VENTURE XXIX CLO LTD/VENTURE XXIX CLO VAR RT DUE 09-07-2030 BEO
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 14,651
Investment, Identifier [Axis]: Corporate Debt Instruments | Verdelite Static Clo Ltd | PVTPL VERDELITE STATIC CLO LTD SER 24-1A CL A FLTG 07-20-2032
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	347,692
Investment, Identifier [Axis]: Corporate Debt Instruments | Verifone | VERIFONE SYSTEMS INC 2025-1 TERM LOAN SENIOR SECURED 08-18-2028
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	11,489
Investment, Identifier [Axis]: Corporate Debt Instruments | Vibrant Clo Ltd | PVTPL VIBRANT CLO LTD SER 19-11A CL A1R1 FLTG 07-20-2032
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	104,753
Investment, Identifier [Axis]: Corporate Debt Instruments | Vibrant Clo Ltd | PVTPL VIBRANT CLO LTD SER 21-12A CL A1A2FLTG 04-20-2034
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	599,994
Investment, Identifier [Axis]: Corporate Debt Instruments | Voc | VOC ESCROW LTD DUE 02-15-2028
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 115,985
Interest Rate	5.00%
Investment, Identifier [Axis]: Corporate Debt Instruments | Volkswagon | VOLKSWAGEN GROUP DUE 03-27-2028
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 710,835
Interest Rate	5.05%
Investment, Identifier [Axis]: Corporate Debt Instruments | W R GRACE HLDGS LLC | PVTPL W R GRACE HLDGS LLC 06-15-2027
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 59,829
Interest Rate	4.875%
Investment, Identifier [Axis]: Corporate Debt Instruments | WARNERMEDIA | WARNERMEDIA HLDGS 03-15-2027
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 154,950
Interest Rate	3.755%
Investment, Identifier [Axis]: Corporate Debt Instruments | WARNERMEDIA | WARNERMEDIA HLDGS 03-15-2032
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 165,908
Interest Rate	4.279%
Investment, Identifier [Axis]: Corporate Debt Instruments | WARNERMEDIA | WARNERMEDIA HLDGS 03-15-2042
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 300,050
Interest Rate	5.05%
Investment, Identifier [Axis]: Corporate Debt Instruments | WARNERMEDIA | WARNERMEDIA HLDGS INC 03-15-2052
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 40,849
Interest Rate	5.141%
Investment, Identifier [Axis]: Corporate Debt Instruments | WAYFAIR INC | PVTPL WAYFAIR INC 11-15-2032
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 172,750
Interest Rate	6.75%
Investment, Identifier [Axis]: Corporate Debt Instruments | WAYFAIR LLC | PVTPL WAYFAIR LLC 09-15-2030
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 322,832
Interest Rate	7.75%
Investment, Identifier [Axis]: Corporate Debt Instruments | WAYFAIR LLC | PVTPL WAYFAIR LLC 10-31-2029
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 22,965
Interest Rate	7.25%
Investment, Identifier [Axis]: Corporate Debt Instruments | WBI OPERATING LLC | PVTPL WBI OPERATING LLC 10-15-2030
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 100,603
Interest Rate	6.25%
Investment, Identifier [Axis]: Corporate Debt Instruments | WBI OPERATING LLC | PVTPL WBI OPERATING LLC 10-15-2033
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 191,269
Interest Rate	6.50%
Investment, Identifier [Axis]: Corporate Debt Instruments | WESCO DISTRIBUTION INC | PVTPL WESCO DISTRIBUTION INC 03-15-2029
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 49,568
Interest Rate	6.375%
Investment, Identifier [Axis]: Corporate Debt Instruments | WESTERN MIDSTREAM OPERATING LP | WESTERN MIDSTREAM OPERATING LP 02-01-2050
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 190,534
Interest Rate	5.25%
Investment, Identifier [Axis]: Corporate Debt Instruments | WEX INC | PVTPL WEX INC 03-15-2033
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 337,809
Interest Rate	6.50%
Investment, Identifier [Axis]: Corporate Debt Instruments | WIDEOPENWEST FINANCE LLC | WIDEOPENWEST FINANCE LLC SUPER SENIOR SECOND OUT TL SR SECD 12-11-28
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 69,189
Investment, Identifier [Axis]: Corporate Debt Instruments | WILDFIRE INTER HLDGS LLC | PVTPL WILDFIRE INTER HLDGS LLC 10-15-2029
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 102,928
Interest Rate	7.50%
Investment, Identifier [Axis]: Corporate Debt Instruments | WILLIAM CARTER | PVTPL WILLIAM CARTER 02-15-2031
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 72,374
Interest Rate	7.375%
Investment, Identifier [Axis]: Corporate Debt Instruments | WILLIAMS SCOTSMAN INC | PVTPL WILLIAMS SCOTSMAN INC 04-15-2030
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 20,673
Interest Rate	6.625%
Investment, Identifier [Axis]: Corporate Debt Instruments | WILLIAMS SCOTSMAN INC | PVTPL WILLIAMS SCOTSMAN INC 06-15-2029
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 49,575
Interest Rate	6.625%
Investment, Identifier [Axis]: Corporate Debt Instruments | WINDSTREAM SVCS LLC/ESCROW FIN CORP | PVTPL WINDSTREAM SVCS LLC/ESCROW FIN CORP 10-01-2031
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 265,592
Interest Rate	8.25%
Investment, Identifier [Axis]: Corporate Debt Instruments | Wa Mut Mtg Secs Corp | CMO WA MUT MTG SECS CORP 2005-AR1 CL A-1A VAR DUE 12-25-2044 REG
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 13,817
Investment, Identifier [Axis]: Corporate Debt Instruments | Wamu Mtg | CMO WAMU MTG PASS-THRU CTFS 2005-AR8 CTFCL 2-A-1A DUE 07-25-2045 REG
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	45,695
Investment, Identifier [Axis]: Corporate Debt Instruments | Wamu Mtg | CMO WAMU MTG PASS-THRU CTFS SER 2005-AR13 CL A-1A1 FLT 10-25-45
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	78,583
Investment, Identifier [Axis]: Corporate Debt Instruments | Wells Fargo & Co | WELLS FARGO & COMPANY 04-22-2028
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 408,342
Interest Rate	5.707%
Investment, Identifier [Axis]: Corporate Debt Instruments | Wells Fargo & Co | WELLS FARGO & COMPANY 04-23-2029
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 203,787
Interest Rate	4.97%
Investment, Identifier [Axis]: Corporate Debt Instruments | Wells Fargo & Co | WELLS FARGO COML MTG TR 2025-AGLN COML MTG PASSTHRU CTF CL A 5.30209 07-15-2037
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 800,996
Investment, Identifier [Axis]: Corporate Debt Instruments | Wells Fargo & Co | WELLS FARGO HOME FLTG RT DUE 10-25-2034
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 14,306
Interest Rate	4.78821%
Investment, Identifier [Axis]: Corporate Debt Instruments | Westn Gas Partners | WESTN GAS PARTNERS 03-01-2048
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 98,683
Interest Rate	5.30%
Investment, Identifier [Axis]: Corporate Debt Instruments | Wind Riv Clo Ltd/Wind Riv | PVTPL WIND RIV 2021-2 CLO LTD/WIND RIV 2021- SR 21-2A CL A1R VAR RT 07-20-2034
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 499,780
Investment, Identifier [Axis]: Corporate Debt Instruments | Wyndham | WYNDHAM DUE 03-01-2030
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 55,590
Interest Rate	4.625%
Investment, Identifier [Axis]: Corporate Debt Instruments | Wyndham | WYNDHAM DUE 07-31-2026
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 357,573
Interest Rate	6.625%
Investment, Identifier [Axis]: Corporate Debt Instruments | X AI LLC/X AI CO ISSUER CORP | PVTPL X AI LLC/X AI CO ISSUER CORP 06-30-2030
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 78,770
Interest Rate	12.50%
Investment, Identifier [Axis]: Corporate Debt Instruments | X CORP | X CORP RANCHE B-3 TERM LOAN (FIRST LIEN)TERM LOAN SENIOR SECURED 10-26-2029
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 234,988
Investment, Identifier [Axis]: Corporate Debt Instruments | X CORP | X.AI CORP. TL 06-28-2030
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	421,433
Investment, Identifier [Axis]: Corporate Debt Instruments | XPO INC | PVTPL XPO INC 06-01-2028
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 98,899
Interest Rate	6.25%
Investment, Identifier [Axis]: Corporate Debt Instruments | ZAYO GROUP HLDGS INC | PVTPL ZAYO GROUP HLDGS INC PIK 09-09-2030
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 67,152
Interest Rate	13.75%
Investment, Identifier [Axis]: Corporate Debt Instruments | ZF NORTH AMERICA CAPITAL INC | PVTPL ZF NORTH AMERICA CAPITAL INC 03-24-2031
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 213,246
Interest Rate	7.50%
Investment, Identifier [Axis]: Corporate Debt Instruments | Zayo Group Holdings Inc | ZAYO GROUP HLDGS INC INITIAL DOLLAR TERMLOAN SENIOR SECURED 03-11-2030
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 97,661
Investment, Identifier [Axis]: Corporate Equities | 3I Group
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	76,647
Current Value	$ 3,363,959
Investment, Identifier [Axis]: Corporate Equities | 5th 3rd Bancorp 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	206,820
Current Value	$ 9,681,244
Investment, Identifier [Axis]: Corporate Equities | 5th 3rd Bancorp 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	82,700
Current Value	$ 3,871,187
Investment, Identifier [Axis]: Corporate Equities | AS One Corporation
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	44,375
Current Value	$ 680,580
Investment, Identifier [Axis]: Corporate Equities | Aalberts NV
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	14,784
Current Value	$ 487,208
Investment, Identifier [Axis]: Corporate Equities | Aar Corp 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	52,398
Current Value	$ 4,338,030
Investment, Identifier [Axis]: Corporate Equities | Aar Corp 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	86,805
Current Value	$ 7,186,586
Investment, Identifier [Axis]: Corporate Equities | Academy Sports & Outdoors Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	82,022
Current Value	$ 4,097,819
Investment, Identifier [Axis]: Corporate Equities | Acadia Pharmaceuticals Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	225,938
Current Value	$ 6,034,804
Investment, Identifier [Axis]: Corporate Equities | Accelerant Holdings
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	65,045
Current Value	$ 1,063,486
Investment, Identifier [Axis]: Corporate Equities | Accenture Plc Cls A
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	27,853
Current Value	$ 7,472,960
Investment, Identifier [Axis]: Corporate Equities | Acerinox SA
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	54,814
Current Value	$ 815,004
Investment, Identifier [Axis]: Corporate Equities | Addus Homecare Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	20,424
Current Value	$ 2,193,333
Investment, Identifier [Axis]: Corporate Equities | Advance Res Inv
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	467
Current Value	$ 510,663
Investment, Identifier [Axis]: Corporate Equities | Advanced Micro Devices Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	99,312
Current Value	$ 21,268,658
Investment, Identifier [Axis]: Corporate Equities | Aena Sme S.a.
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	58,768
Current Value	$ 1,644,058
Investment, Identifier [Axis]: Corporate Equities | Agco Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	111,957
Current Value	$ 11,679,354
Investment, Identifier [Axis]: Corporate Equities | Agilysys Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	19,586
Current Value	$ 2,327,600
Investment, Identifier [Axis]: Corporate Equities | Agree Rlty Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	15,807
Current Value	$ 1,138,578
Investment, Identifier [Axis]: Corporate Equities | Aia Group Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	806,200
Current Value	$ 8,275,889
Investment, Identifier [Axis]: Corporate Equities | Air Liquide(l')
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	39,349
Current Value	$ 7,406,166
Investment, Identifier [Axis]: Corporate Equities | Airbus SE
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	15,524
Current Value	$ 3,617,261
Investment, Identifier [Axis]: Corporate Equities | Alamo Group Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	12,709
Current Value	$ 2,133,460
Investment, Identifier [Axis]: Corporate Equities | Align Technology Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	8,400
Current Value	$ 1,311,660
Investment, Identifier [Axis]: Corporate Equities | Alleima AB
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	94,855
Current Value	$ 842,179
Investment, Identifier [Axis]: Corporate Equities | Allfunds GP Plc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	54,800
Current Value	$ 517,775
Investment, Identifier [Axis]: Corporate Equities | Alliant Energy Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	52,700
Current Value	$ 3,426,027
Investment, Identifier [Axis]: Corporate Equities | Allianz SE
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	7,889
Current Value	$ 3,618,075
Investment, Identifier [Axis]: Corporate Equities | Allstate Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	110,257
Current Value	$ 22,949,995
Investment, Identifier [Axis]: Corporate Equities | Alnylam Pharmaceuticals Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	9,580
Current Value	$ 3,809,487
Investment, Identifier [Axis]: Corporate Equities | Alphabet Inc Cap
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	211,724
Current Value	$ 66,438,991
Investment, Identifier [Axis]: Corporate Equities | Alten
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	5,555
Current Value	$ 472,669
Investment, Identifier [Axis]: Corporate Equities | Amazon
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	141,533
Current Value	$ 32,668,647
Investment, Identifier [Axis]: Corporate Equities | Amentum Hldgs Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	110,185
Current Value	$ 3,195,365
Investment, Identifier [Axis]: Corporate Equities | Ameren Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	232,794
Current Value	$ 23,246,809
Investment, Identifier [Axis]: Corporate Equities | American Healthcare Reit Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	28,252
Current Value	$ 1,329,539
Investment, Identifier [Axis]: Corporate Equities | American Homes 4 Rent
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	79,791
Current Value	$ 2,561,291
Investment, Identifier [Axis]: Corporate Equities | American International Group Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	196,388
Current Value	$ 16,800,993
Investment, Identifier [Axis]: Corporate Equities | American Tower
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	7,923
Current Value	$ 1,391,041
Investment, Identifier [Axis]: Corporate Equities | Ametek Inc New
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	37,490
Current Value	$ 7,697,072
Investment, Identifier [Axis]: Corporate Equities | Amorepacific Holdings
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	23,492
Current Value	$ 437,861
Investment, Identifier [Axis]: Corporate Equities | Amotiv Limited
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	83,746
Current Value	$ 500,939
Investment, Identifier [Axis]: Corporate Equities | Ansell
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	29,787
Current Value	$ 695,420
Investment, Identifier [Axis]: Corporate Equities | Applied Materials Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	62,323
Current Value	$ 16,016,388
Investment, Identifier [Axis]: Corporate Equities | Arcbest Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	42,563
Current Value	$ 3,157,749
Investment, Identifier [Axis]: Corporate Equities | Archer-daniels-midland CO
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	53,600
Current Value	$ 3,081,464
Investment, Identifier [Axis]: Corporate Equities | Arclands Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	33,214
Current Value	$ 409,388
Investment, Identifier [Axis]: Corporate Equities | Ares Management LP
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	79,340
Current Value	$ 12,823,724
Investment, Identifier [Axis]: Corporate Equities | Argan
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	4,401
Current Value	$ 341,138
Investment, Identifier [Axis]: Corporate Equities | Arjo AB Ser'b'npv
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	71,788
Current Value	$ 249,344
Investment, Identifier [Axis]: Corporate Equities | Artivion Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	169,024
Current Value	$ 7,709,185
Investment, Identifier [Axis]: Corporate Equities | Ascendis Pharma A/s
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	90,670
Current Value	$ 19,334,471
Investment, Identifier [Axis]: Corporate Equities | Asml Holding NV
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	2,070
Current Value	$ 2,240,026
Investment, Identifier [Axis]: Corporate Equities | Asmodee Group AB
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	51,798
Current Value	$ 595,249
Investment, Identifier [Axis]: Corporate Equities | Asmpt Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	78,054
Current Value	$ 776,679
Investment, Identifier [Axis]: Corporate Equities | Astrazeneca
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	145,965
Current Value	$ 13,418,562
Investment, Identifier [Axis]: Corporate Equities | Atea Asa
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	56,004
Current Value	$ 876,134
Investment, Identifier [Axis]: Corporate Equities | Atlantic UN Bankshares Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	126,230
Current Value	$ 4,455,919
Investment, Identifier [Axis]: Corporate Equities | Atlassian Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	45,440
Current Value	$ 7,367,642
Investment, Identifier [Axis]: Corporate Equities | Atmus Filtration Technologies Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	83,805
Current Value	$ 4,350,318
Investment, Identifier [Axis]: Corporate Equities | Aub Group
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	16,758
Current Value	$ 344,192
Investment, Identifier [Axis]: Corporate Equities | Aurubis AG
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	4,800
Current Value	$ 700,160
Investment, Identifier [Axis]: Corporate Equities | Austria Tech Systemtechnik
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	25,059
Current Value	$ 947,664
Investment, Identifier [Axis]: Corporate Equities | Auto1 Grp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	20,300
Current Value	$ 650,869
Investment, Identifier [Axis]: Corporate Equities | Autozone Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	3,366
Current Value	$ 11,415,789
Investment, Identifier [Axis]: Corporate Equities | Avalonbay Cmntys
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	23,167
Current Value	$ 4,200,409
Investment, Identifier [Axis]: Corporate Equities | Avanza Bank Hldg
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	29,544
Current Value	$ 1,131,599
Investment, Identifier [Axis]: Corporate Equities | Avio Spa
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	13,600
Current Value	$ 468,794
Investment, Identifier [Axis]: Corporate Equities | Avista Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	114,634
Current Value	$ 4,417,994
Investment, Identifier [Axis]: Corporate Equities | Axa SA
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	120,962
Current Value	$ 5,818,935
Investment, Identifier [Axis]: Corporate Equities | Axon Enterprise Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	31,953
Current Value	$ 18,147,067
Investment, Identifier [Axis]: Corporate Equities | Az-com Maruwa Hldg
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	31,489
Current Value	$ 198,282
Investment, Identifier [Axis]: Corporate Equities | Azbil Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	77,820
Current Value	$ 706,236
Investment, Identifier [Axis]: Corporate Equities | Azz Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	31,275
Current Value	$ 3,352,055
Investment, Identifier [Axis]: Corporate Equities | B & M European Value Retail SA
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	126,428
Current Value	$ 287,048
Investment, Identifier [Axis]: Corporate Equities | BE Semiconductor Industries NV
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	3,285
Current Value	$ 516,017
Investment, Identifier [Axis]: Corporate Equities | Babcock Intl Group 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	451,026
Current Value	$ 7,540,692
Investment, Identifier [Axis]: Corporate Equities | Babcock Intl Group 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	51,315
Current Value	$ 857,934
Investment, Identifier [Axis]: Corporate Equities | Balfour Beatty
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	124,033
Current Value	$ 1,186,166
Investment, Identifier [Axis]: Corporate Equities | Banca Generali
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	19,937
Current Value	$ 1,339,339
Investment, Identifier [Axis]: Corporate Equities | Banco Actinver SA Cbfi
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	84,324
Current Value	$ 353,814
Investment, Identifier [Axis]: Corporate Equities | Bank OF America
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	793,561
Current Value	$ 43,645,855
Investment, Identifier [Axis]: Corporate Equities | Bankinter SA Eur0.30(regd)
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	87,086
Current Value	$ 1,447,747
Investment, Identifier [Axis]: Corporate Equities | Banner Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	69,484
Current Value	$ 4,353,867
Investment, Identifier [Axis]: Corporate Equities | Barry Callebaut AG Chf62.2000
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	557
Current Value	$ 918,198
Investment, Identifier [Axis]: Corporate Equities | Baxter Intl Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	211,800
Current Value	$ 4,047,498
Investment, Identifier [Axis]: Corporate Equities | Beazley Plc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	94,072
Current Value	$ 1,052,743
Investment, Identifier [Axis]: Corporate Equities | Bechtle AG
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	16,751
Current Value	$ 859,326
Investment, Identifier [Axis]: Corporate Equities | Becton Dickinson & CO
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	65,736
Current Value	$ 12,757,386
Investment, Identifier [Axis]: Corporate Equities | Bezeq Israel Telcm
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	464,546
Current Value	$ 1,034,738
Investment, Identifier [Axis]: Corporate Equities | Bff Bank S.p.a.
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	394,128
Current Value	$ 4,397,395
Investment, Identifier [Axis]: Corporate Equities | Bilfinger SE Bilfinger
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	11,443
Current Value	$ 1,443,374
Investment, Identifier [Axis]: Corporate Equities | Binggrae
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	11,357
Current Value	$ 587,343
Investment, Identifier [Axis]: Corporate Equities | Bio Rad Laboratories Inc CL A
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	9,200
Current Value	$ 2,787,508
Investment, Identifier [Axis]: Corporate Equities | Biogen Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	16,500
Current Value	$ 2,903,835
Investment, Identifier [Axis]: Corporate Equities | Blackline Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	80,700
Current Value	$ 4,461,903
Investment, Identifier [Axis]: Corporate Equities | Blue Bird Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	87,383
Current Value	$ 4,107,001
Investment, Identifier [Axis]: Corporate Equities | Bnp Paribas
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	98,588
Current Value	$ 9,354,407
Investment, Identifier [Axis]: Corporate Equities | Boeing CO
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	93,321
Current Value	$ 20,261,856
Investment, Identifier [Axis]: Corporate Equities | Boise Cascade CO
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	30,542
Current Value	$ 2,247,891
Investment, Identifier [Axis]: Corporate Equities | Boot Barn Hldgs Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	11,751
Current Value	$ 2,073,699
Investment, Identifier [Axis]: Corporate Equities | Bqe Cant Vaudoise Chf1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	6,396
Current Value	$ 810,550
Investment, Identifier [Axis]: Corporate Equities | Brembo N.v.
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	68,809
Current Value	$ 760,852
Investment, Identifier [Axis]: Corporate Equities | Bristol Myers Squibb CO
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	241,577
Current Value	$ 13,030,663
Investment, Identifier [Axis]: Corporate Equities | British Land CO
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	194,402
Current Value	$ 1,055,858
Investment, Identifier [Axis]: Corporate Equities | Brown-forman Inc CL B Non-vtg
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	84,500
Current Value	$ 2,202,070
Investment, Identifier [Axis]: Corporate Equities | Bucher Industries Chf0.20
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	2,108
Current Value	$ 980,496
Investment, Identifier [Axis]: Corporate Equities | Burberry Group
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	54,262
Current Value	$ 926,181
Investment, Identifier [Axis]: Corporate Equities | Burlington Stores Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	32,250
Current Value	$ 9,315,413
Investment, Identifier [Axis]: Corporate Equities | CF Inds Hldgs Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	147,700
Current Value	$ 11,423,118
Investment, Identifier [Axis]: Corporate Equities | Cadre Hldgs Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	91,168
Current Value	$ 3,723,301
Investment, Identifier [Axis]: Corporate Equities | Caixabank SA
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	65,953
Current Value	$ 809,054
Investment, Identifier [Axis]: Corporate Equities | Camtek Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	616
Current Value	$ 65,509
Investment, Identifier [Axis]: Corporate Equities | Capitaland Integrated
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	884,400
Current Value	$ 1,643,636
Investment, Identifier [Axis]: Corporate Equities | Cardinal Infrastructure Group Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	22,068
Current Value	$ 533,604
Investment, Identifier [Axis]: Corporate Equities | Casella Waste Sys Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	56,865
Current Value	$ 5,569,358
Investment, Identifier [Axis]: Corporate Equities | Cdl Hospitality TR
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	767,254
Current Value	$ 498,178
Investment, Identifier [Axis]: Corporate Equities | Cdn Apartment Prop Trust Units
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	30,283
Current Value	$ 814,543
Investment, Identifier [Axis]: Corporate Equities | Cencora
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	32,120
Current Value	$ 10,848,530
Investment, Identifier [Axis]: Corporate Equities | Cent Garden & Pet CO
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	72,204
Current Value	$ 2,107,635
Investment, Identifier [Axis]: Corporate Equities | Centene Corp Del
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	97,334
Current Value	$ 4,005,294
Investment, Identifier [Axis]: Corporate Equities | Centurion Accommod
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	429,000
Current Value	$ 370,288
Investment, Identifier [Axis]: Corporate Equities | Century Cmntys Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	69,244
Current Value	$ 4,109,631
Investment, Identifier [Axis]: Corporate Equities | Charter
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	8,200
Current Value	$ 1,711,750
Investment, Identifier [Axis]: Corporate Equities | Chartwell Retireme Trust Units
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	41,755
Current Value	$ 612,275
Investment, Identifier [Axis]: Corporate Equities | Cheesecake Factory Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	63,611
Current Value	$ 3,211,083
Investment, Identifier [Axis]: Corporate Equities | Chubb Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	115,818
Current Value	$ 36,149,114
Investment, Identifier [Axis]: Corporate Equities | Cie Automotive SA
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	21,343
Current Value	$ 745,722
Investment, Identifier [Axis]: Corporate Equities | Cisco Systems
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	42,600
Current Value	$ 3,281,478
Investment, Identifier [Axis]: Corporate Equities | Citigroup Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	242,685
Current Value	$ 28,318,913
Investment, Identifier [Axis]: Corporate Equities | City Developments
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	83,300
Current Value	$ 518,196
Investment, Identifier [Axis]: Corporate Equities | City Hldg CO
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	35,665
Current Value	$ 4,251,268
Investment, Identifier [Axis]: Corporate Equities | Clarivate
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	579,200
Current Value	$ 1,934,528
Investment, Identifier [Axis]: Corporate Equities | Close Bros Group
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	137,866
Current Value	$ 968,907
Investment, Identifier [Axis]: Corporate Equities | Cloudflare Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	55,230
Current Value	$ 10,888,595
Investment, Identifier [Axis]: Corporate Equities | Cnh Industrial NV
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	234,800
Current Value	$ 2,164,856
Investment, Identifier [Axis]: Corporate Equities | Coastal Finl Corp WA
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	20,227
Current Value	$ 2,317,812
Investment, Identifier [Axis]: Corporate Equities | Coca Cola CO
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	337,751
Current Value	$ 23,612,172
Investment, Identifier [Axis]: Corporate Equities | Cognizant Tech Solutions Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	40,200
Current Value	$ 3,336,600
Investment, Identifier [Axis]: Corporate Equities | Coherent Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	20,900
Current Value	$ 3,857,513
Investment, Identifier [Axis]: Corporate Equities | Colgate-palmolive CO
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	346,358
Current Value	$ 27,369,209
Investment, Identifier [Axis]: Corporate Equities | Comfort Sys Usa Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	6,510
Current Value	$ 6,075,718
Investment, Identifier [Axis]: Corporate Equities | Commercial Metals CO
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	42,900
Current Value	$ 2,969,538
Investment, Identifier [Axis]: Corporate Equities | Compass Inc CL A
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	186,760
Current Value	$ 1,974,053
Investment, Identifier [Axis]: Corporate Equities | Conagra Brands Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	291,000
Current Value	$ 5,037,210
Investment, Identifier [Axis]: Corporate Equities | Conocophillips
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	395,457
Current Value	$ 37,018,730
Investment, Identifier [Axis]: Corporate Equities | Constellation Brands Inc CL A
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	27,700
Current Value	$ 3,821,492
Investment, Identifier [Axis]: Corporate Equities | Constr Y Aux Ferro
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	12,702
Current Value	$ 878,662
Investment, Identifier [Axis]: Corporate Equities | Contact Energy
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	147,960
Current Value	$ 787,031
Investment, Identifier [Axis]: Corporate Equities | Contemporary Amper Cny1 H Shs
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	154,400
Current Value	$ 10,027,520
Investment, Identifier [Axis]: Corporate Equities | Convatec Group Plc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	204,675
Current Value	$ 669,525
Investment, Identifier [Axis]: Corporate Equities | Copt Defense Properties 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	153,084
Current Value	$ 4,255,735
Investment, Identifier [Axis]: Corporate Equities | Copt Defense Properties 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	19,331
Current Value	$ 537,402
Investment, Identifier [Axis]: Corporate Equities | Corpay Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	12,900
Current Value	$ 3,881,997
Investment, Identifier [Axis]: Corporate Equities | Cousins Pptys
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	43,924
Current Value	$ 1,132,361
Investment, Identifier [Axis]: Corporate Equities | Crh
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	43,708
Current Value	$ 5,454,758
Investment, Identifier [Axis]: Corporate Equities | Crown Hldgs Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	36,400
Current Value	$ 3,748,108
Investment, Identifier [Axis]: Corporate Equities | Csx Corp 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	177,580
Current Value	$ 6,437,275
Investment, Identifier [Axis]: Corporate Equities | Csx Corp 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	948,717
Current Value	$ 34,390,991
Investment, Identifier [Axis]: Corporate Equities | Ctp N.v
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	24,372
Current Value	$ 510,647
Investment, Identifier [Axis]: Corporate Equities | Cummins
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	24,021
Current Value	$ 12,261,519
Investment, Identifier [Axis]: Corporate Equities | Curbline Pptys
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	41,635
Current Value	$ 966,348
Investment, Identifier [Axis]: Corporate Equities | Cvs Health Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	319,349
Current Value	$ 25,343,537
Investment, Identifier [Axis]: Corporate Equities | DB Insurance CO Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	10,219
Current Value	$ 930,000
Investment, Identifier [Axis]: Corporate Equities | DL E&c CO Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	10,246
Current Value	$ 292,682
Investment, Identifier [Axis]: Corporate Equities | Daeduck Electronic
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	25,045
Current Value	$ 818,867
Investment, Identifier [Axis]: Corporate Equities | Daiei Kankyo CO LT
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	21,800
Current Value	$ 540,323
Investment, Identifier [Axis]: Corporate Equities | Daihatsu Infinearth Mfg CO
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	43,180
Current Value	$ 698,340
Investment, Identifier [Axis]: Corporate Equities | Daiichikosho CO
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	55,072
Current Value	$ 592,021
Investment, Identifier [Axis]: Corporate Equities | Daiwa House Reit Investment CO
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	858
Current Value	$ 783,857
Investment, Identifier [Axis]: Corporate Equities | Daiwa Securities Living Investment Corporation
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	903
Current Value	$ 657,324
Investment, Identifier [Axis]: Corporate Equities | Daiwabo Holdings
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	32,800
Current Value	$ 644,721
Investment, Identifier [Axis]: Corporate Equities | Danone
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	46,653
Current Value	$ 4,206,901
Investment, Identifier [Axis]: Corporate Equities | Danske Bank A/s
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	189,589
Current Value	$ 9,497,933
Investment, Identifier [Axis]: Corporate Equities | Databricks Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	470,619
Current Value	$ 86,575,071
Investment, Identifier [Axis]: Corporate Equities | Dcc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	10,862
Current Value	$ 676,440
Investment, Identifier [Axis]: Corporate Equities | Deutsche Boerse AG
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	14,862
Current Value	$ 3,904,611
Investment, Identifier [Axis]: Corporate Equities | Dexcom Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	113,634
Current Value	$ 7,541,889
Investment, Identifier [Axis]: Corporate Equities | Dexerials Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	36,737
Current Value	$ 616,053
Investment, Identifier [Axis]: Corporate Equities | Diamondback Energy Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	37,430
Current Value	$ 5,626,852
Investment, Identifier [Axis]: Corporate Equities | Digital Rlty TR Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	15,885
Current Value	$ 2,457,568
Investment, Identifier [Axis]: Corporate Equities | Dollar Gen Corp New
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	8,300
Current Value	$ 1,101,991
Investment, Identifier [Axis]: Corporate Equities | Dollar Tree Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	21,530
Current Value	$ 2,648,405
Investment, Identifier [Axis]: Corporate Equities | Dometic Group AB
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	94,404
Current Value	$ 479,864
Investment, Identifier [Axis]: Corporate Equities | Dominion Energy Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	90,200
Current Value	$ 5,284,818
Investment, Identifier [Axis]: Corporate Equities | Donnelley Finl Solutions Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	45,356
Current Value	$ 2,117,672
Investment, Identifier [Axis]: Corporate Equities | Doordash Inc CL A
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	45,200
Current Value	$ 10,236,896
Investment, Identifier [Axis]: Corporate Equities | Dowa Holdings CO
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	16,777
Current Value	$ 795,475
Investment, Identifier [Axis]: Corporate Equities | Draegerwerk Kgaa Non-vtg Prf
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	13,122
Current Value	$ 1,069,533
Investment, Identifier [Axis]: Corporate Equities | Draftkings Inc New
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	255,140
Current Value	$ 8,792,124
Investment, Identifier [Axis]: Corporate Equities | Dyno Nobel Limited
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	367,412
Current Value	$ 786,478
Investment, Identifier [Axis]: Corporate Equities | East Japan Railway CO
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	16,800
Current Value	$ 442,870
Investment, Identifier [Axis]: Corporate Equities | Eastgroup Pptys Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	10,436
Current Value	$ 1,859,069
Investment, Identifier [Axis]: Corporate Equities | Elementis
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	230,213
Current Value	$ 514,016
Investment, Identifier [Axis]: Corporate Equities | Elevance Health
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	102,319
Current Value	$ 35,867,925
Investment, Identifier [Axis]: Corporate Equities | Elia Group
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	31,142
Current Value	$ 4,012,247
Investment, Identifier [Axis]: Corporate Equities | Elis SA
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	34,943
Current Value	$ 995,602
Investment, Identifier [Axis]: Corporate Equities | Empire ST Rlty TR Inc CL A
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	83,749
Current Value	$ 546,043
Investment, Identifier [Axis]: Corporate Equities | Enel Spa
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	403,810
Current Value	$ 4,209,959
Investment, Identifier [Axis]: Corporate Equities | Eog Resources Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	88,887
Current Value	$ 9,334,024
Investment, Identifier [Axis]: Corporate Equities | Eqty Lifestyle Pptys Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	24,558
Current Value	$ 1,488,460
Investment, Identifier [Axis]: Corporate Equities | Equinix Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	9,443
Current Value	$ 7,234,849
Investment, Identifier [Axis]: Corporate Equities | Equitable Hldgs Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	296,076
Current Value	$ 14,108,021
Investment, Identifier [Axis]: Corporate Equities | Essex Ppty TR
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	8,308
Current Value	$ 2,174,037
Investment, Identifier [Axis]: Corporate Equities | Euroapi SA
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	55,486
Current Value	$ 147,926
Investment, Identifier [Axis]: Corporate Equities | Eurocommercial
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	31,839
Current Value	$ 974,096
Investment, Identifier [Axis]: Corporate Equities | Europris Asa
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	123,432
Current Value	$ 1,172,297
Investment, Identifier [Axis]: Corporate Equities | Evergy Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	70,000
Current Value	$ 5,074,300
Investment, Identifier [Axis]: Corporate Equities | Everpure Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	56,620
Current Value	$ 3,794,106
Investment, Identifier [Axis]: Corporate Equities | Everus Constr Group Inc 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	22,805
Current Value	$ 1,951,196
Investment, Identifier [Axis]: Corporate Equities | Everus Constr Group Inc 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	51,179
Current Value	$ 4,378,875
Investment, Identifier [Axis]: Corporate Equities | Evolution Mining
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	180,586
Current Value	$ 1,526,973
Investment, Identifier [Axis]: Corporate Equities | Evraz Plc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	234,412
Current Value	$ 255,043
Investment, Identifier [Axis]: Corporate Equities | Expand Energy 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	26,400
Current Value	$ 2,913,504
Investment, Identifier [Axis]: Corporate Equities | Expand Energy 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	91,200
Current Value	$ 10,064,832
Investment, Identifier [Axis]: Corporate Equities | Extra Space Storage Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	35,394
Current Value	$ 4,609,007
Investment, Identifier [Axis]: Corporate Equities | Exxon Mobil Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	188,978
Current Value	$ 22,741,613
Investment, Identifier [Axis]: Corporate Equities | F&g Annuities & Life Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	3,530
Current Value	$ 108,896
Investment, Identifier [Axis]: Corporate Equities | FB Finl Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	71,187
Current Value	$ 3,972,235
Investment, Identifier [Axis]: Corporate Equities | FP Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	31,266
Current Value	$ 524,607
Investment, Identifier [Axis]: Corporate Equities | Fagron
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	41,054
Current Value	$ 1,026,998
Investment, Identifier [Axis]: Corporate Equities | Fair Isaac Corporation
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	4,456
Current Value	$ 7,533,403
Investment, Identifier [Axis]: Corporate Equities | Fastighets AB Bald Ser'b'npv
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	196,682
Current Value	$ 1,455,039
Investment, Identifier [Axis]: Corporate Equities | Fidelity Natl Finl Inc New Formerly Fidelity
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	61,631
Current Value	$ 3,364,436
Investment, Identifier [Axis]: Corporate Equities | First Advantage Corp New
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	229,180
Current Value	$ 3,329,985
Investment, Identifier [Axis]: Corporate Equities | First Bancorp N C
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	85,222
Current Value	$ 4,328,425
Investment, Identifier [Axis]: Corporate Equities | First Ctzns Bancshares Inc CL A
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	2,335
Current Value	$ 5,011,330
Investment, Identifier [Axis]: Corporate Equities | First Watch Restaurant Group Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	158,037
Current Value	$ 2,383,198
Investment, Identifier [Axis]: Corporate Equities | Firstservice Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	55,618
Current Value	$ 8,650,268
Investment, Identifier [Axis]: Corporate Equities | Fiserv Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	36,000
Current Value	$ 2,418,120
Investment, Identifier [Axis]: Corporate Equities | Flsmidth & CO A/s Ser'b'dkk20
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	8,200
Current Value	$ 573,778
Investment, Identifier [Axis]: Corporate Equities | Fluidra SA
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	22,157
Current Value	$ 602,676
Investment, Identifier [Axis]: Corporate Equities | Fluor Corp New
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	55,100
Current Value	$ 2,183,613
Investment, Identifier [Axis]: Corporate Equities | Forbo Hldgs AG Chf28(regd)
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	712
Current Value	$ 785,469
Investment, Identifier [Axis]: Corporate Equities | Fortive Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	372,784
Current Value	$ 20,581,405
Investment, Identifier [Axis]: Corporate Equities | Fortum Oyj
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	50,242
Current Value	$ 1,072,742
Investment, Identifier [Axis]: Corporate Equities | Four Corners Ppty TR Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	190,358
Current Value	$ 4,389,655
Investment, Identifier [Axis]: Corporate Equities | Fuyo General Lease
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	11,454
Current Value	$ 313,707
Investment, Identifier [Axis]: Corporate Equities | GE Aerospace
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	57,607
Current Value	$ 17,744,684
Investment, Identifier [Axis]: Corporate Equities | Galilei CO
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	26,044
Current Value	$ 631,390
Investment, Identifier [Axis]: Corporate Equities | Gallagher Arthur J & CO
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	19,015
Current Value	$ 4,920,892
Investment, Identifier [Axis]: Corporate Equities | Gaming & Leisure Pptys Inc 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	104,320
Current Value	$ 4,662,061
Investment, Identifier [Axis]: Corporate Equities | Gaming & Leisure Pptys Inc 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	36,084
Current Value	$ 1,612,594
Investment, Identifier [Axis]: Corporate Equities | Garmin Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	35,530
Current Value	$ 7,207,261
Investment, Identifier [Axis]: Corporate Equities | Gift Holdings
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	26,603
Current Value	$ 570,264
Investment, Identifier [Axis]: Corporate Equities | Glaukos Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	29,938
Current Value	$ 3,380,300
Investment, Identifier [Axis]: Corporate Equities | Global Pmts Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	50,200
Current Value	$ 3,885,480
Investment, Identifier [Axis]: Corporate Equities | Glp J-reit
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	829
Current Value	$ 787,509
Investment, Identifier [Axis]: Corporate Equities | Goodman Group
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	247,914
Current Value	$ 5,121,659
Investment, Identifier [Axis]: Corporate Equities | Grainger Plc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	267,746
Current Value	$ 656,160
Investment, Identifier [Axis]: Corporate Equities | Graphic Packaging Hldg CO
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	374,900
Current Value	$ 5,645,994
Investment, Identifier [Axis]: Corporate Equities | Grifols
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	66,722
Current Value	$ 838,470
Investment, Identifier [Axis]: Corporate Equities | Gulfport Energy Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	10,574
Current Value	$ 2,199,286
Investment, Identifier [Axis]: Corporate Equities | Gvs Spa
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	118,582
Current Value	$ 541,059
Investment, Identifier [Axis]: Corporate Equities | H.u. Group Holdings
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	32,489
Current Value	$ 700,997
Investment, Identifier [Axis]: Corporate Equities | HD Hyundai Electric & Energy System CO Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	5,368
Current Value	$ 2,884,198
Investment, Identifier [Axis]: Corporate Equities | HF Sinclair Corporation
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	58,800
Current Value	$ 2,709,504
Investment, Identifier [Axis]: Corporate Equities | Halliburton CO
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	128,200
Current Value	$ 3,622,932
Investment, Identifier [Axis]: Corporate Equities | Hamilton Lane Inc CL A
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	30,505
Current Value	$ 4,097,127
Investment, Identifier [Axis]: Corporate Equities | Hanwha Aerospace CO
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	15,030
Current Value	$ 9,817,938
Investment, Identifier [Axis]: Corporate Equities | Hawkins Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	25,714
Current Value	$ 3,652,931
Investment, Identifier [Axis]: Corporate Equities | Hayward Hldgs Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	279,913
Current Value	$ 4,324,656
Investment, Identifier [Axis]: Corporate Equities | Healthpeak OP Llc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	135,830
Current Value	$ 2,184,146
Investment, Identifier [Axis]: Corporate Equities | Henry Schein Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	43,700
Current Value	$ 3,302,846
Investment, Identifier [Axis]: Corporate Equities | Hensoldt AG
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	9,600
Current Value	$ 827,565
Investment, Identifier [Axis]: Corporate Equities | Hill & Smith Plc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	30,413
Current Value	$ 875,410
Investment, Identifier [Axis]: Corporate Equities | Hilton Worldwide Hldgs Inc 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	2,692
Current Value	$ 773,277
Investment, Identifier [Axis]: Corporate Equities | Hilton Worldwide Hldgs Inc 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	37,610
Current Value	$ 10,803,473
Investment, Identifier [Axis]: Corporate Equities | Hiscox
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	50,382
Current Value	$ 964,315
Investment, Identifier [Axis]: Corporate Equities | Hitachi
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	11,000
Current Value	$ 344,011
Investment, Identifier [Axis]: Corporate Equities | Hokuhoku Financial
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	39,020
Current Value	$ 1,142,632
Investment, Identifier [Axis]: Corporate Equities | Home Depot Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	74,604
Current Value	$ 25,671,236
Investment, Identifier [Axis]: Corporate Equities | Hosokawa Micron CO
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	23,124
Current Value	$ 832,048
Investment, Identifier [Axis]: Corporate Equities | Howmet Aerospace Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	107,280
Current Value	$ 21,994,546
Investment, Identifier [Axis]: Corporate Equities | Hsbc Hldgs
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	122,654
Current Value	$ 1,936,486
Investment, Identifier [Axis]: Corporate Equities | Hsbc Holdings Plc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	217,600
Current Value	$ 3,421,885
Investment, Identifier [Axis]: Corporate Equities | Hubspot Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	17,950
Current Value	$ 7,203,335
Investment, Identifier [Axis]: Corporate Equities | Huhtamaki Oyj Ser'i'npv
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	16,274
Current Value	$ 568,421
Investment, Identifier [Axis]: Corporate Equities | Hunt J B Trans Svcs Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	33,740
Current Value	$ 6,557,032
Investment, Identifier [Axis]: Corporate Equities | Huntington Bancshares Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	862,237
Current Value	$ 14,959,812
Investment, Identifier [Axis]: Corporate Equities | Huntington Ingalls Inds Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	11,000
Current Value	$ 3,740,770
Investment, Identifier [Axis]: Corporate Equities | Hyatt Hotels Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	5,102
Current Value	$ 817,953
Investment, Identifier [Axis]: Corporate Equities | Hyosung Heavy Indu
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	3,203
Current Value	$ 3,959,976
Investment, Identifier [Axis]: Corporate Equities | Hysan Development
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	189,927
Current Value	$ 461,183
Investment, Identifier [Axis]: Corporate Equities | Iac Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	116,995
Current Value	$ 4,574,505
Investment, Identifier [Axis]: Corporate Equities | Ibstock Plc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	235,197
Current Value	$ 441,627
Investment, Identifier [Axis]: Corporate Equities | Icg
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	24,549
Current Value	$ 678,223
Investment, Identifier [Axis]: Corporate Equities | Idexx Labs Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	10,788
Current Value	$ 7,298,406
Investment, Identifier [Axis]: Corporate Equities | Imdex Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	413,664
Current Value	$ 948,930
Investment, Identifier [Axis]: Corporate Equities | Impinj Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	6,692
Current Value	$ 1,164,475
Investment, Identifier [Axis]: Corporate Equities | Inaba Denkisangyo
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	61,438
Current Value	$ 999,306
Investment, Identifier [Axis]: Corporate Equities | Inchcape
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	81,520
Current Value	$ 843,197
Investment, Identifier [Axis]: Corporate Equities | Infinity Nat Res Inc CL A
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	116,339
Current Value	$ 1,713,673
Investment, Identifier [Axis]: Corporate Equities | Inmode Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	55,616
Current Value	$ 816,999
Investment, Identifier [Axis]: Corporate Equities | Innospec Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	31,548
Current Value	$ 2,414,684
Investment, Identifier [Axis]: Corporate Equities | Insulet Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	29,169
Current Value	$ 8,290,997
Investment, Identifier [Axis]: Corporate Equities | Intel Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	235,557
Current Value	$ 8,692,053
Investment, Identifier [Axis]: Corporate Equities | International Workplace Group Plc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	189,000
Current Value	$ 588,252
Investment, Identifier [Axis]: Corporate Equities | Interparfums
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	36,960
Current Value	$ 3,135,317
Investment, Identifier [Axis]: Corporate Equities | Intl Paper CO
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	497,532
Current Value	$ 19,597,785
Investment, Identifier [Axis]: Corporate Equities | Invincible Investments Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	1,133
Current Value	$ 465,503
Investment, Identifier [Axis]: Corporate Equities | Invitation Homes Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	93,349
Current Value	$ 2,594,169
Investment, Identifier [Axis]: Corporate Equities | Ionis Pharmaceuticals Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	1,455
Current Value	$ 115,105
Investment, Identifier [Axis]: Corporate Equities | Ipsos
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	9,433
Current Value	$ 379,552
Investment, Identifier [Axis]: Corporate Equities | Iqvia Hldgs Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	13,100
Current Value	$ 2,952,871
Investment, Identifier [Axis]: Corporate Equities | Irhythm Holdings
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	21,474
Current Value	$ 3,810,347
Investment, Identifier [Axis]: Corporate Equities | Iron Mtn Inc New
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	15,108
Current Value	$ 1,253,209
Investment, Identifier [Axis]: Corporate Equities | J & J Snack Foods Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	25,645
Current Value	$ 2,317,539
Investment, Identifier [Axis]: Corporate Equities | Jacobs Solutions Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	7,600
Current Value	$ 1,006,696
Investment, Identifier [Axis]: Corporate Equities | Japan Post Bank CO
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	243,900
Current Value	$ 3,437,271
Investment, Identifier [Axis]: Corporate Equities | Japan Real Estate Investment CO
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	578
Current Value	$ 482,696
Investment, Identifier [Axis]: Corporate Equities | Japan Steel Works Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	9,120
Current Value	$ 446,792
Investment, Identifier [Axis]: Corporate Equities | Jazz Pharmaceuticals Plc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	13,200
Current Value	$ 2,244,000
Investment, Identifier [Axis]: Corporate Equities | Johnson & Johnson
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	116,503
Current Value	$ 24,110,296
Investment, Identifier [Axis]: Corporate Equities | Jtc Plc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	42,542
Current Value	$ 734,719
Investment, Identifier [Axis]: Corporate Equities | Jungheinrich Non-vtg Prf
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	19,708
Current Value	$ 819,834
Investment, Identifier [Axis]: Corporate Equities | Kamigumi CO Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	29,235
Current Value	$ 943,756
Investment, Identifier [Axis]: Corporate Equities | Kbc Ancora
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	13,000
Current Value	$ 1,119,134
Investment, Identifier [Axis]: Corporate Equities | Kemira Oyj
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	27,633
Current Value	$ 635,441
Investment, Identifier [Axis]: Corporate Equities | Keppel DC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	302,849
Current Value	$ 529,868
Investment, Identifier [Axis]: Corporate Equities | Keppel Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	95,900
Current Value	$ 771,823
Investment, Identifier [Axis]: Corporate Equities | Keysight Technologies Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	85,847
Current Value	$ 17,443,252
Investment, Identifier [Axis]: Corporate Equities | Kilroy Rlty Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	25,671
Current Value	$ 959,325
Investment, Identifier [Axis]: Corporate Equities | Kinder Morgan Inc Del
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	97,800
Current Value	$ 2,688,522
Investment, Identifier [Axis]: Corporate Equities | Kinepolis Group
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	3,990
Current Value	$ 140,582
Investment, Identifier [Axis]: Corporate Equities | Kissei Pharm CO
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	15,961
Current Value	$ 473,499
Investment, Identifier [Axis]: Corporate Equities | Klepierre
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	42,939
Current Value	$ 1,701,499
Investment, Identifier [Axis]: Corporate Equities | Knife Riv Hldg CO
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	46,516
Current Value	$ 3,272,401
Investment, Identifier [Axis]: Corporate Equities | Korea Elec Power
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	200,859
Current Value	$ 6,581,198
Investment, Identifier [Axis]: Corporate Equities | Kotobuki Spirits
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	51,884
Current Value	$ 606,739
Investment, Identifier [Axis]: Corporate Equities | Kraft Heinz CO
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	235,500
Current Value	$ 5,710,875
Investment, Identifier [Axis]: Corporate Equities | Kratos Defense & Security Solutions
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	36,652
Current Value	$ 2,782,253
Investment, Identifier [Axis]: Corporate Equities | Krones AG
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	4,801
Current Value	$ 765,713
Investment, Identifier [Axis]: Corporate Equities | Kyoto Financial Group Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	42,300
Current Value	$ 924,828
Investment, Identifier [Axis]: Corporate Equities | Kyushu Railway Cor
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	27,106
Current Value	$ 704,519
Investment, Identifier [Axis]: Corporate Equities | L3harris Technologies Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	90,929
Current Value	$ 26,694,027
Investment, Identifier [Axis]: Corporate Equities | LG Innotek CO
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	4,153
Current Value	$ 781,273
Investment, Identifier [Axis]: Corporate Equities | LS Electric CO
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	34,249
Current Value	$ 10,936,476
Investment, Identifier [Axis]: Corporate Equities | Lanxess AG
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	18,842
Current Value	$ 389,913
Investment, Identifier [Axis]: Corporate Equities | Las Vegas Sands Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	161,870
Current Value	$ 10,536,118
Investment, Identifier [Axis]: Corporate Equities | Leg Immobilien
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	18,243
Current Value	$ 1,333,737
Investment, Identifier [Axis]: Corporate Equities | Legence Corp CL A
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	64,164
Current Value	$ 2,761,619
Investment, Identifier [Axis]: Corporate Equities | Legend Biotech Corp Spon
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	125,260
Current Value	$ 2,723,152
Investment, Identifier [Axis]: Corporate Equities | Liberty Global Ltd.
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	193,000
Current Value	$ 2,150,020
Investment, Identifier [Axis]: Corporate Equities | Lig Nex1 CO Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	42,630
Current Value	$ 12,458,596
Investment, Identifier [Axis]: Corporate Equities | Linde
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	27,200
Current Value	$ 11,597,808
Investment, Identifier [Axis]: Corporate Equities | Lindsay Corporation
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	18,317
Current Value	$ 2,159,025
Investment, Identifier [Axis]: Corporate Equities | Lithia Mtrs Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	6,300
Current Value	$ 2,093,679
Investment, Identifier [Axis]: Corporate Equities | Live Nation Entertainment
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	82,270
Current Value	$ 11,723,475
Investment, Identifier [Axis]: Corporate Equities | Lkq Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	189,700
Current Value	$ 5,728,940
Investment, Identifier [Axis]: Corporate Equities | Lloyds Banking GP
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	5,835,023
Current Value	$ 7,710,267
Investment, Identifier [Axis]: Corporate Equities | Loar Holdings Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	44,354
Current Value	$ 3,016,072
Investment, Identifier [Axis]: Corporate Equities | Logista Integral S A
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	22,812
Current Value	$ 806,962
Investment, Identifier [Axis]: Corporate Equities | Loomis AK
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	23,219
Current Value	$ 983,284
Investment, Identifier [Axis]: Corporate Equities | Lpl Finl Hldgs Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	27,990
Current Value	$ 9,997,188
Investment, Identifier [Axis]: Corporate Equities | ME Group International Plc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	262,921
Current Value	$ 533,999
Investment, Identifier [Axis]: Corporate Equities | Maeda Kosen Co.ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	36,175
Current Value	$ 456,500
Investment, Identifier [Axis]: Corporate Equities | Magnolia Oil & Gas Corp CL A
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	107,059
Current Value	$ 2,343,522
Investment, Identifier [Axis]: Corporate Equities | Magnum Ice Cream C
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	80,423
Current Value	$ 1,273,737
Investment, Identifier [Axis]: Corporate Equities | Markel Group
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	2,000
Current Value	$ 4,299,300
Investment, Identifier [Axis]: Corporate Equities | Marr Spa
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	39,537
Current Value	$ 418,837
Investment, Identifier [Axis]: Corporate Equities | Maruwa CO Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	2,635
Current Value	$ 716,138
Investment, Identifier [Axis]: Corporate Equities | Marvell Technology Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	66,790
Current Value	$ 5,675,814
Investment, Identifier [Axis]: Corporate Equities | Masimo Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	38,560
Current Value	$ 5,015,114
Investment, Identifier [Axis]: Corporate Equities | Match Group Inc New
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	103,300
Current Value	$ 3,335,557
Investment, Identifier [Axis]: Corporate Equities | Mayr-melnhof Karto
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	3,697
Current Value	$ 403,366
Investment, Identifier [Axis]: Corporate Equities | Mdu Res Group Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	90,177
Current Value	$ 1,760,255
Investment, Identifier [Axis]: Corporate Equities | Medacta Group SA
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	17,586
Current Value	$ 3,471,695
Investment, Identifier [Axis]: Corporate Equities | Meidensha Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	17,052
Current Value	$ 605,950
Investment, Identifier [Axis]: Corporate Equities | Meitec Group Holdings Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	29,419
Current Value	$ 665,538
Investment, Identifier [Axis]: Corporate Equities | Melrose Indust Plc 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	1,099,662
Current Value	$ 8,703,028
Investment, Identifier [Axis]: Corporate Equities | Melrose Indust Plc 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	83,134
Current Value	$ 657,945
Investment, Identifier [Axis]: Corporate Equities | Merck & CO Inc New
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	215,728
Current Value	$ 22,707,529
Investment, Identifier [Axis]: Corporate Equities | Merit Med Sys Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	48,497
Current Value	$ 4,274,526
Investment, Identifier [Axis]: Corporate Equities | Merlin Properties
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	91,683
Current Value	$ 1,338,426
Investment, Identifier [Axis]: Corporate Equities | Meta Platforms Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	13,800
Current Value	$ 9,109,242
Investment, Identifier [Axis]: Corporate Equities | Metlife Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	383,095
Current Value	$ 30,241,519
Investment, Identifier [Axis]: Corporate Equities | Microsoft Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	38,150
Current Value	$ 18,450,103
Investment, Identifier [Axis]: Corporate Equities | Middleby Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	71,030
Current Value	$ 10,560,030
Investment, Identifier [Axis]: Corporate Equities | Misto Holdings Corporation
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	26,811
Current Value	$ 794,717
Investment, Identifier [Axis]: Corporate Equities | Mitie Group
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	513,684
Current Value	$ 1,149,709
Investment, Identifier [Axis]: Corporate Equities | Mitsubishi Estate CO
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	126,500
Current Value	$ 3,083,712
Investment, Identifier [Axis]: Corporate Equities | Mitsubishi Ufj Fin
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	370,500
Current Value	$ 5,892,733
Investment, Identifier [Axis]: Corporate Equities | Mitsui Fudosan Accommodations Fund Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	409
Current Value	$ 350,694
Investment, Identifier [Axis]: Corporate Equities | Mitsui Fudosan CO Ltd 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	116,859
Current Value	$ 1,327,426
Investment, Identifier [Axis]: Corporate Equities | Mitsui Fudosan CO Ltd 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	264,400
Current Value	$ 3,003,376
Investment, Identifier [Axis]: Corporate Equities | Mnc Solution CO LT
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	8,099
Current Value	$ 802,844
Investment, Identifier [Axis]: Corporate Equities | Molina Healthcare Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	9,000
Current Value	$ 1,561,860
Investment, Identifier [Axis]: Corporate Equities | Molson Coors Beverage
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	93,900
Current Value	$ 4,383,252
Investment, Identifier [Axis]: Corporate Equities | Mongodb Inc CL A
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	16,840
Current Value	$ 7,067,580
Investment, Identifier [Axis]: Corporate Equities | Montrose Environmental Group Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	145,040
Current Value	$ 3,601,343
Investment, Identifier [Axis]: Corporate Equities | Moodys Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	12,580
Current Value	$ 6,426,493
Investment, Identifier [Axis]: Corporate Equities | Moog Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	17,908
Current Value	$ 4,361,493
Investment, Identifier [Axis]: Corporate Equities | Morgan Stanley 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	1,369
Current Value	$ 243,039
Investment, Identifier [Axis]: Corporate Equities | Morgan Stanley 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	24,994,268
Current Value	$ 4,437,232,397
Investment, Identifier [Axis]: Corporate Equities | Mosaic Co/the
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	189,100
Current Value	$ 4,555,419
Investment, Identifier [Axis]: Corporate Equities | Msci Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	20,149
Current Value	$ 11,560,086
Investment, Identifier [Axis]: Corporate Equities | Mtu Aero Engines A
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	13,788
Current Value	$ 5,753,486
Investment, Identifier [Axis]: Corporate Equities | Myr Group Inc Del
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	11,550
Current Value	$ 2,523,675
Investment, Identifier [Axis]: Corporate Equities | Nagaileben CO
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	24,107
Current Value	$ 276,374
Investment, Identifier [Axis]: Corporate Equities | Namen-akt Belimo Holding AG
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	779
Current Value	$ 767,938
Investment, Identifier [Axis]: Corporate Equities | Namen-akt VZ Holding
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	6,628
Current Value	$ 1,249,887
Investment, Identifier [Axis]: Corporate Equities | Natera Inc 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	32,625
Current Value	$ 7,474,061
Investment, Identifier [Axis]: Corporate Equities | Natera Inc 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	41,220
Current Value	$ 9,443,090
Investment, Identifier [Axis]: Corporate Equities | National BK Hldgs Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	90,820
Current Value	$ 3,452,068
Investment, Identifier [Axis]: Corporate Equities | National Grid
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	1,102,174
Current Value	$ 16,922,501
Investment, Identifier [Axis]: Corporate Equities | Ncino Inc New
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	141,334
Current Value	$ 3,623,804
Investment, Identifier [Axis]: Corporate Equities | Neogen Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	100,581
Current Value	$ 703,061
Investment, Identifier [Axis]: Corporate Equities | Nestle
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	9,336
Current Value	$ 927,885
Investment, Identifier [Axis]: Corporate Equities | Newmark Group Inc CL A
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	146,580
Current Value	$ 2,541,697
Investment, Identifier [Axis]: Corporate Equities | News Corp 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	130,105
Current Value	$ 3,398,343
Investment, Identifier [Axis]: Corporate Equities | News Corp 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	359,430
Current Value	$ 9,388,312
Investment, Identifier [Axis]: Corporate Equities | Nextage CO Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	57,741
Current Value	$ 1,018,558
Investment, Identifier [Axis]: Corporate Equities | Nextdc Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	108,847
Current Value	$ 909,485
Investment, Identifier [Axis]: Corporate Equities | Nib Holdings Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	196,336
Current Value	$ 898,157
Investment, Identifier [Axis]: Corporate Equities | Nice Information S
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	60,116
Current Value	$ 709,432
Investment, Identifier [Axis]: Corporate Equities | Nichias Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	14,000
Current Value	$ 605,212
Investment, Identifier [Axis]: Corporate Equities | Nikon Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	32,200
Current Value	$ 358,269
Investment, Identifier [Axis]: Corporate Equities | Nippon Building FD
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	1,243
Current Value	$ 1,133,208
Investment, Identifier [Axis]: Corporate Equities | Nippon Prologis RE
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	1,505
Current Value	$ 891,987
Investment, Identifier [Axis]: Corporate Equities | Nippon Sanso Holdings
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	94,106
Current Value	$ 2,802,557
Investment, Identifier [Axis]: Corporate Equities | Nitto Kohki CO Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	21,144
Current Value	$ 248,340
Investment, Identifier [Axis]: Corporate Equities | Nkt A/s
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	33,429
Current Value	$ 4,197,285
Investment, Identifier [Axis]: Corporate Equities | Noba BK Group AB (
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	33,700
Current Value	$ 430,627
Investment, Identifier [Axis]: Corporate Equities | Noble Corporation Plc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	60,900
Current Value	$ 1,719,816
Investment, Identifier [Axis]: Corporate Equities | Norma Group SE
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	16,260
Current Value	$ 278,428
Investment, Identifier [Axis]: Corporate Equities | Northern Oil & Gas Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	194,568
Current Value	$ 4,177,375
Investment, Identifier [Axis]: Corporate Equities | Northwestern Energy Group
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	50,076
Current Value	$ 3,231,905
Investment, Identifier [Axis]: Corporate Equities | Novanta Inc Novanta
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	25,140
Current Value	$ 2,991,409
Investment, Identifier [Axis]: Corporate Equities | Nsd CO Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	33,780
Current Value	$ 746,524
Investment, Identifier [Axis]: Corporate Equities | OC Oerlikon Corp Chf1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	50,902
Current Value	$ 207,784
Investment, Identifier [Axis]: Corporate Equities | Odfjell Drilling Limited
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	162,796
Current Value	$ 1,412,200
Investment, Identifier [Axis]: Corporate Equities | Oge Energy Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	65,892
Current Value	$ 2,813,588
Investment, Identifier [Axis]: Corporate Equities | Okinawa Cellular
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	37,722
Current Value	$ 681,545
Investment, Identifier [Axis]: Corporate Equities | Ollies Bargain Outlet Hldgs Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	28,833
Current Value	$ 3,160,385
Investment, Identifier [Axis]: Corporate Equities | Omnicom Group Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	22,100
Current Value	$ 1,784,575
Investment, Identifier [Axis]: Corporate Equities | Outokumpu Oyj Ser'a'npv
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	113,609
Current Value	$ 597,758
Investment, Identifier [Axis]: Corporate Equities | Pacific Basin Ship
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	1,822,090
Current Value	$ 545,445
Investment, Identifier [Axis]: Corporate Equities | Palomar Hldgs Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	26,421
Current Value	$ 3,560,494
Investment, Identifier [Axis]: Corporate Equities | Paltac Corporation
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	21,977
Current Value	$ 676,366
Investment, Identifier [Axis]: Corporate Equities | Patrizia SE
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	56,452
Current Value	$ 539,682
Investment, Identifier [Axis]: Corporate Equities | Penta Ocean Const
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	121,825
Current Value	$ 1,224,507
Investment, Identifier [Axis]: Corporate Equities | Perella Weinberg Partners
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	127,636
Current Value	$ 2,208,103
Investment, Identifier [Axis]: Corporate Equities | Perrigo
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	309,000
Current Value	$ 4,301,280
Investment, Identifier [Axis]: Corporate Equities | Pets AT Home Group
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	142,888
Current Value	$ 380,539
Investment, Identifier [Axis]: Corporate Equities | Philip Morris Intl
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	134,241
Current Value	$ 21,532,256
Investment, Identifier [Axis]: Corporate Equities | Piper Sandler 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	12,894
Current Value	$ 4,380,221
Investment, Identifier [Axis]: Corporate Equities | Piper Sandler 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	7,042
Current Value	$ 2,392,238
Investment, Identifier [Axis]: Corporate Equities | Piraeus Bank SA
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	552,071
Current Value	$ 4,405,093
Investment, Identifier [Axis]: Corporate Equities | Pirelli & C Spa
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	60,900
Current Value	$ 418,845
Investment, Identifier [Axis]: Corporate Equities | Planet Fitness Inc CL A
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	50,663
Current Value	$ 5,495,416
Investment, Identifier [Axis]: Corporate Equities | Playtech Plc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	123,400
Current Value	$ 470,551
Investment, Identifier [Axis]: Corporate Equities | Post Hldgs Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	18,875
Current Value	$ 1,869,569
Investment, Identifier [Axis]: Corporate Equities | Potlatchdeltic Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	34,438
Current Value	$ 1,369,944
Investment, Identifier [Axis]: Corporate Equities | Power Integrations Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	61,399
Current Value	$ 2,182,120
Investment, Identifier [Axis]: Corporate Equities | Ppg Ind Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	43,700
Current Value	$ 4,477,502
Investment, Identifier [Axis]: Corporate Equities | Prestige Consumer Healthcare Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	71,184
Current Value	$ 4,391,341
Investment, Identifier [Axis]: Corporate Equities | Procter & Gamble
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	229,415
Current Value	$ 32,877,464
Investment, Identifier [Axis]: Corporate Equities | Progyny Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	208,563
Current Value	$ 5,355,898
Investment, Identifier [Axis]: Corporate Equities | Prologis Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	47,430
Current Value	$ 6,054,914
Investment, Identifier [Axis]: Corporate Equities | Prudential Plc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	254,659
Current Value	$ 3,920,246
Investment, Identifier [Axis]: Corporate Equities | Psp Swiss Property Chf0.10
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	6,633
Current Value	$ 1,201,433
Investment, Identifier [Axis]: Corporate Equities | Puuilo Oyj
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	51,542
Current Value	$ 767,565
Investment, Identifier [Axis]: Corporate Equities | Qualcomm Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	140,524
Current Value	$ 24,036,630
Investment, Identifier [Axis]: Corporate Equities | Quanta Svcs Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	18,810
Current Value	$ 7,938,949
Investment, Identifier [Axis]: Corporate Equities | RS Group Plc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	48,784
Current Value	$ 409,450
Investment, Identifier [Axis]: Corporate Equities | Radnet Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	72,259
Current Value	$ 5,155,680
Investment, Identifier [Axis]: Corporate Equities | Rai Way Spa
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	78,802
Current Value	$ 517,349
Investment, Identifier [Axis]: Corporate Equities | Rathbones Group
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	30,639
Current Value	$ 795,372
Investment, Identifier [Axis]: Corporate Equities | Recordati
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	17,903
Current Value	$ 1,020,611
Investment, Identifier [Axis]: Corporate Equities | Regency Ctrs Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	37,603
Current Value	$ 2,595,735
Investment, Identifier [Axis]: Corporate Equities | Relo Group
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	37,130
Current Value	$ 406,370
Investment, Identifier [Axis]: Corporate Equities | Relx
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	20,916
Current Value	$ 849,619
Investment, Identifier [Axis]: Corporate Equities | Renasant Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	124,539
Current Value	$ 4,386,264
Investment, Identifier [Axis]: Corporate Equities | Resonac Holdings Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	28,433
Current Value	$ 1,183,794
Investment, Identifier [Axis]: Corporate Equities | Revolution Medicines Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	39,080
Current Value	$ 3,112,722
Investment, Identifier [Axis]: Corporate Equities | Rexel
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	32,942
Current Value	$ 1,299,555
Investment, Identifier [Axis]: Corporate Equities | Rexford Indl Rlty Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	56,560
Current Value	$ 2,190,003
Investment, Identifier [Axis]: Corporate Equities | Rinnai Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	21,254
Current Value	$ 536,960
Investment, Identifier [Axis]: Corporate Equities | Robinhood Mkts Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	33,180
Current Value	$ 3,752,658
Investment, Identifier [Axis]: Corporate Equities | Roblox Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	49,210
Current Value	$ 3,987,486
Investment, Identifier [Axis]: Corporate Equities | Rocket Lab Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	86,980
Current Value	$ 6,067,725
Investment, Identifier [Axis]: Corporate Equities | Rockwell Automation 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	23,110
Current Value	$ 8,991,408
Investment, Identifier [Axis]: Corporate Equities | Rockwell Automation 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	30,068
Current Value	$ 11,698,557
Investment, Identifier [Axis]: Corporate Equities | Roland Corporation
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	17,676
Current Value	$ 402,586
Investment, Identifier [Axis]: Corporate Equities | Royal Caribbean Group
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	48,340
Current Value	$ 13,482,993
Investment, Identifier [Axis]: Corporate Equities | Rpm Intl
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	108,979
Current Value	$ 11,333,816
Investment, Identifier [Axis]: Corporate Equities | Rwe AG
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	54,393
Current Value	$ 2,891,293
Investment, Identifier [Axis]: Corporate Equities | Rxo Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	130,176
Current Value	$ 1,645,425
Investment, Identifier [Axis]: Corporate Equities | Ryman Hospitality Pptys Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	9,724
Current Value	$ 920,085
Investment, Identifier [Axis]: Corporate Equities | S-1 Corporation
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	15,044
Current Value	$ 752,957
Investment, Identifier [Axis]: Corporate Equities | SL Corporation
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	20,158
Current Value	$ 599,611
Investment, Identifier [Axis]: Corporate Equities | ST James's Place
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	26,900
Current Value	$ 500,938
Investment, Identifier [Axis]: Corporate Equities | Sabra Health Care Reit Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	106,289
Current Value	$ 2,013,114
Investment, Identifier [Axis]: Corporate Equities | Sacyr SA
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	100,700
Current Value	$ 457,221
Investment, Identifier [Axis]: Corporate Equities | Saf Holland
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	32,517
Current Value	$ 584,301
Investment, Identifier [Axis]: Corporate Equities | Safestore Hldgs
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	91,864
Current Value	$ 909,414
Investment, Identifier [Axis]: Corporate Equities | Safran SA
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	21,647
Current Value	$ 7,560,896
Investment, Identifier [Axis]: Corporate Equities | Sainsbury(j)
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	1,617,289
Current Value	$ 7,069,838
Investment, Identifier [Axis]: Corporate Equities | Salesforce Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	79,913
Current Value	$ 21,169,753
Investment, Identifier [Axis]: Corporate Equities | Sam Yung Trading
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	41,924
Current Value	$ 466,517
Investment, Identifier [Axis]: Corporate Equities | Samsara Inc CL A
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	206,560
Current Value	$ 7,322,552
Investment, Identifier [Axis]: Corporate Equities | Samsung E&a CO Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	27,270
Current Value	$ 455,273
Investment, Identifier [Axis]: Corporate Equities | Samsung Electronic Gdr Each Rep 25
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	807
Current Value	$ 1,667,262
Investment, Identifier [Axis]: Corporate Equities | Samsung Electronic Gdr Each Rep 25 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	12,439
Current Value	$ 25,698,974
Investment, Identifier [Axis]: Corporate Equities | Samsung Electronics CO
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	75,409
Current Value	$ 6,276,449
Investment, Identifier [Axis]: Corporate Equities | San-ai Obbli CO Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	43,014
Current Value	$ 579,576
Investment, Identifier [Axis]: Corporate Equities | Sandfire Resources
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	66,380
Current Value	$ 793,238
Investment, Identifier [Axis]: Corporate Equities | Sanofi
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	114,085
Current Value	$ 5,528,559
Investment, Identifier [Axis]: Corporate Equities | Santen Pharm CO
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	72,336
Current Value	$ 750,380
Investment, Identifier [Axis]: Corporate Equities | Sanwa Holdings
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	30,273
Current Value	$ 787,799
Investment, Identifier [Axis]: Corporate Equities | Saul Ctrs Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	4,491
Current Value	$ 141,601
Investment, Identifier [Axis]: Corporate Equities | Savills
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	54,494
Current Value	$ 730,040
Investment, Identifier [Axis]: Corporate Equities | Sawai Group Holdings CO
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	46,853
Current Value	$ 705,134
Investment, Identifier [Axis]: Corporate Equities | Sberbank OF Russia Spon Adr
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	260,208
Current Value	$ 11,787
Investment, Identifier [Axis]: Corporate Equities | Scentre Group
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	560,459
Current Value	$ 1,569,717
Investment, Identifier [Axis]: Corporate Equities | Schwab Charles Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	455,140
Current Value	$ 45,473,037
Investment, Identifier [Axis]: Corporate Equities | Scout24 SE
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	5,118
Current Value	$ 515,730
Investment, Identifier [Axis]: Corporate Equities | Seacoast Bkg Corp Fla
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	134,299
Current Value	$ 4,219,675
Investment, Identifier [Axis]: Corporate Equities | Seb SA
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	3,493
Current Value	$ 202,246
Investment, Identifier [Axis]: Corporate Equities | Sega Sammy Hldgs I
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	31,427
Current Value	$ 490,818
Investment, Identifier [Axis]: Corporate Equities | Segro Plc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	69,797
Current Value	$ 676,315
Investment, Identifier [Axis]: Corporate Equities | Sekisui House Reit
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	1,421
Current Value	$ 815,911
Investment, Identifier [Axis]: Corporate Equities | Sekisui Jushi Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	31,140
Current Value	$ 423,359
Investment, Identifier [Axis]: Corporate Equities | Sempra
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	191,146
Current Value	$ 16,876,280
Investment, Identifier [Axis]: Corporate Equities | Semtech Corp 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	76,800
Current Value	$ 5,659,392
Investment, Identifier [Axis]: Corporate Equities | Semtech Corp 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	84,160
Current Value	$ 6,201,750
Investment, Identifier [Axis]: Corporate Equities | Senior Plc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	382,575
Current Value	$ 1,002,407
Investment, Identifier [Axis]: Corporate Equities | Sensient Technologies Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	46,352
Current Value	$ 4,354,770
Investment, Identifier [Axis]: Corporate Equities | Sensirion Hldg AG
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	3,967
Current Value	$ 308,447
Investment, Identifier [Axis]: Corporate Equities | Sgs SA Chf0.04
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	51,637
Current Value	$ 5,922,042
Investment, Identifier [Axis]: Corporate Equities | Shangri-la Asia
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	528,888
Current Value	$ 322,762
Investment, Identifier [Axis]: Corporate Equities | Ship Healthcare Holdings Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	30,855
Current Value	$ 516,629
Investment, Identifier [Axis]: Corporate Equities | Shoei CO Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	42,145
Current Value	$ 477,793
Investment, Identifier [Axis]: Corporate Equities | Siemens AG
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	58,017
Current Value	$ 16,295,220
Investment, Identifier [Axis]: Corporate Equities | Siemens Healthinee
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	103,234
Current Value	$ 5,446,244
Investment, Identifier [Axis]: Corporate Equities | Simmons First Natl Corp CL A $0.01 Par CL A $0.01 Par
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	234,001
Current Value	$ 4,410,919
Investment, Identifier [Axis]: Corporate Equities | Simon Property Group Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	11,415
Current Value	$ 2,113,031
Investment, Identifier [Axis]: Corporate Equities | Singapore Technologies Engineering
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	79,072
Current Value	$ 517,719
Investment, Identifier [Axis]: Corporate Equities | Sirius XM Hldgs Inc New
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	164,106
Current Value	$ 3,281,299
Investment, Identifier [Axis]: Corporate Equities | Siteone Landscape Supply Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	30,599
Current Value	$ 3,811,411
Investment, Identifier [Axis]: Corporate Equities | Sitime Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	2,134
Current Value	$ 753,707
Investment, Identifier [Axis]: Corporate Equities | Slb Limited
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	302,113
Current Value	$ 11,595,097
Investment, Identifier [Axis]: Corporate Equities | Smc Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	6,900
Current Value	$ 2,397,359
Investment, Identifier [Axis]: Corporate Equities | Snowflake Inc CL A
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	32,820
Current Value	$ 7,199,395
Investment, Identifier [Axis]: Corporate Equities | Sojitz Corporation
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	9,100
Current Value	$ 282,559
Investment, Identifier [Axis]: Corporate Equities | Sonic Automotive Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	35,498
Current Value	$ 2,195,906
Investment, Identifier [Axis]: Corporate Equities | Sopra Steria Group
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	2,300
Current Value	$ 417,611
Investment, Identifier [Axis]: Corporate Equities | Soulbrain CO Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	4,326
Current Value	$ 786,791
Investment, Identifier [Axis]: Corporate Equities | Southern CO
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	269,533
Current Value	$ 23,503,278
Investment, Identifier [Axis]: Corporate Equities | Sparebank 1 Smn
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	54,906
Current Value	$ 1,121,597
Investment, Identifier [Axis]: Corporate Equities | Spie SA
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	156,230
Current Value	$ 9,038,439
Investment, Identifier [Axis]: Corporate Equities | Sps
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	7,789
Current Value	$ 694,234
Investment, Identifier [Axis]: Corporate Equities | Ss&c Technologies Hldgs Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	23,200
Current Value	$ 2,028,144
Investment, Identifier [Axis]: Corporate Equities | Sse Plc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	209,332
Current Value	$ 6,135,237
Investment, Identifier [Axis]: Corporate Equities | Stabilus SE
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	12,687
Current Value	$ 304,710
Investment, Identifier [Axis]: Corporate Equities | Standex Intl Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	19,249
Current Value	$ 4,182,423
Investment, Identifier [Axis]: Corporate Equities | Stanley Black & Decker Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	255,479
Current Value	$ 18,976,980
Investment, Identifier [Axis]: Corporate Equities | Steadfast Group
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	257,105
Current Value	$ 905,258
Investment, Identifier [Axis]: Corporate Equities | Stepan CO
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	46,263
Current Value	$ 2,191,016
Investment, Identifier [Axis]: Corporate Equities | Stepstone Group Inc CL A
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	115,163
Current Value	$ 7,390,010
Investment, Identifier [Axis]: Corporate Equities | Sterling Infrastructure Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	8,390
Current Value	$ 2,569,270
Investment, Identifier [Axis]: Corporate Equities | Stockland
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	489,348
Current Value	$ 1,869,823
Investment, Identifier [Axis]: Corporate Equities | Sumco Corporation
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	69,911
Current Value	$ 640,035
Investment, Identifier [Axis]: Corporate Equities | Sumitomo Realty & Development
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	57,000
Current Value	$ 1,429,864
Investment, Identifier [Axis]: Corporate Equities | Sun Hung Kai Prop
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	134,591
Current Value	$ 1,637,537
Investment, Identifier [Axis]: Corporate Equities | Sunstone Hotel Invs Inc New
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	253,730
Current Value	$ 2,268,346
Investment, Identifier [Axis]: Corporate Equities | Suruga Bank
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	118,710
Current Value	$ 1,294,302
Investment, Identifier [Axis]: Corporate Equities | Swire Properties Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	362,600
Current Value	$ 977,369
Investment, Identifier [Axis]: Corporate Equities | Symrise AG
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	45,115
Current Value	$ 3,649,629
Investment, Identifier [Axis]: Corporate Equities | T-mobile US Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	75,300
Current Value	$ 15,288,912
Investment, Identifier [Axis]: Corporate Equities | TD Synnex Corporation
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	19,800
Current Value	$ 2,974,554
Investment, Identifier [Axis]: Corporate Equities | TE Connectivity Plc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	17,957
Current Value	$ 4,085,397
Investment, Identifier [Axis]: Corporate Equities | Tag Immobilien AG
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	51,648
Current Value	$ 802,505
Investment, Identifier [Axis]: Corporate Equities | Taiwan Semiconductor Manufacturing
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	32,555
Current Value	$ 9,893,139
Investment, Identifier [Axis]: Corporate Equities | Tapestry Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	96,270
Current Value	$ 12,300,418
Investment, Identifier [Axis]: Corporate Equities | Targa Res Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	21,120
Current Value	$ 3,896,640
Investment, Identifier [Axis]: Corporate Equities | Tecan Group AG Chf0.10
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	1,135
Current Value	$ 184,093
Investment, Identifier [Axis]: Corporate Equities | Tencent Hldgs Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	92,900
Current Value	$ 7,149,367
Investment, Identifier [Axis]: Corporate Equities | Tencent Hldgs Ltd Adr
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	93,407
Current Value	$ 7,150,306
Investment, Identifier [Axis]: Corporate Equities | Tesco
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	2,334,998
Current Value	$ 13,875,566
Investment, Identifier [Axis]: Corporate Equities | Texas Instruments Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	103,108
Current Value	$ 17,888,207
Investment, Identifier [Axis]: Corporate Equities | Tgs
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	60,711
Current Value	$ 551,625
Investment, Identifier [Axis]: Corporate Equities | The Baldwin Insurance Group Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	177,490
Current Value	$ 4,265,085
Investment, Identifier [Axis]: Corporate Equities | The Campbells
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	79,900
Current Value	$ 2,226,813
Investment, Identifier [Axis]: Corporate Equities | The Cigna Group
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	51,893
Current Value	$ 14,282,510
Investment, Identifier [Axis]: Corporate Equities | The Hartford Insurance Group Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	129,339
Current Value	$ 17,822,914
Investment, Identifier [Axis]: Corporate Equities | Thermo Fisher Scientific Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	15,840
Current Value	$ 9,178,488
Investment, Identifier [Axis]: Corporate Equities | Thermon Group Hldgs
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	65,149
Current Value	$ 2,420,937
Investment, Identifier [Axis]: Corporate Equities | Timee Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	27,942
Current Value	$ 225,682
Investment, Identifier [Axis]: Corporate Equities | Toho Titanium CO
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	42,900
Current Value	$ 362,096
Investment, Identifier [Axis]: Corporate Equities | Tokyo Gas CO Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	95,320
Current Value	$ 3,773,394
Investment, Identifier [Axis]: Corporate Equities | Tokyo Tatemono CO
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	40,315
Current Value	$ 912,035
Investment, Identifier [Axis]: Corporate Equities | Totalenergies SE
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	258,586
Current Value	$ 16,916,696
Investment, Identifier [Axis]: Corporate Equities | Toyo Suisan Kaisha
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	8,521
Current Value	$ 584,393
Investment, Identifier [Axis]: Corporate Equities | Trane Technologies Plc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	10,950
Current Value	$ 4,261,740
Investment, Identifier [Axis]: Corporate Equities | Tutor Perini Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	61,528
Current Value	$ 4,123,607
Investment, Identifier [Axis]: Corporate Equities | Tyson Foods Inc CL A
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	57,212
Current Value	$ 3,353,767
Investment, Identifier [Axis]: Corporate Equities | U-haul Holding
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	71,500
Current Value	$ 3,341,910
Investment, Identifier [Axis]: Corporate Equities | US Bancorp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	558,410
Current Value	$ 29,796,758
Investment, Identifier [Axis]: Corporate Equities | Ubs Group AG Usd0.10
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	447,756
Current Value	$ 20,888,686
Investment, Identifier [Axis]: Corporate Equities | Ucb
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	19,574
Current Value	$ 5,485,101
Investment, Identifier [Axis]: Corporate Equities | Ultragenyx Pharmaceutical Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	63,039
Current Value	$ 1,449,897
Investment, Identifier [Axis]: Corporate Equities | Unibail-rodamco- Westfield
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	30,987
Current Value	$ 3,375,786
Investment, Identifier [Axis]: Corporate Equities | Unilever Plc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	78,946
Current Value	$ 5,160,125
Investment, Identifier [Axis]: Corporate Equities | Unite Group
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	116,928
Current Value	$ 879,948
Investment, Identifier [Axis]: Corporate Equities | United Parcel Svc Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	29,930
Current Value	$ 2,968,757
Investment, Identifier [Axis]: Corporate Equities | Unitedhealth Group Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	20,066
Current Value	$ 6,623,987
Investment, Identifier [Axis]: Corporate Equities | Upstart Hldgs Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	100,620
Current Value	$ 4,400,113
Investment, Identifier [Axis]: Corporate Equities | Urban Edge Pptys
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	219,312
Current Value	$ 4,208,597
Investment, Identifier [Axis]: Corporate Equities | VIVENDI SE EUR5.50
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	238,481
Current Value	$ 662,679
Investment, Identifier [Axis]: Corporate Equities | VONOVIA SE NPV
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	307,138
Current Value	$ 8,852,026
Investment, Identifier [Axis]: Corporate Equities | VONTIER CORP COM USD0.0001 WI
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	97,011
Current Value	$ 3,606,869
Investment, Identifier [Axis]: Corporate Equities | VORNADO RLTY TR COM
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	28,868
Current Value	$ 960,727
Investment, Identifier [Axis]: Corporate Equities | VSE CORP COM
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	29,971
Current Value	$ 5,178,090
Investment, Identifier [Axis]: Corporate Equities | VULCAN MATERIALS CO COM
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	27,010
Current Value	$ 7,703,792
Investment, Identifier [Axis]: Corporate Equities | Vallourec SA Eur0.02
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	60,543
Current Value	$ 1,115,633
Investment, Identifier [Axis]: Corporate Equities | Value Added Techno
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	15,795
Current Value	$ 214,357
Investment, Identifier [Axis]: Corporate Equities | Veeco Instrs Inc Del
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	145,955
Current Value	$ 4,171,394
Investment, Identifier [Axis]: Corporate Equities | Ventas Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	73,474
Current Value	$ 5,685,418
Investment, Identifier [Axis]: Corporate Equities | Veracyte Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	87,248
Current Value	$ 3,673,141
Investment, Identifier [Axis]: Corporate Equities | Verra Mobility 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	191,679
Current Value	$ 4,295,526
Investment, Identifier [Axis]: Corporate Equities | Verra Mobility 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	64,909
Current Value	$ 1,454,611
Investment, Identifier [Axis]: Corporate Equities | Vertex Inc CL A
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	52,015
Current Value	$ 1,038,740
Investment, Identifier [Axis]: Corporate Equities | Vertiv Holdings Llc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	120,310
Current Value	$ 19,491,423
Investment, Identifier [Axis]: Corporate Equities | Viatris 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	1,239,305
Current Value	$ 15,429,347
Investment, Identifier [Axis]: Corporate Equities | Viatris 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	314,100
Current Value	$ 3,910,545
Investment, Identifier [Axis]: Corporate Equities | Vicat SA
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	17,543
Current Value	$ 1,565,857
Investment, Identifier [Axis]: Corporate Equities | Vici Pptys Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	45,570
Current Value	$ 1,281,428
Investment, Identifier [Axis]: Corporate Equities | Virbac SA
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	1,414
Current Value	$ 593,690
Investment, Identifier [Axis]: Corporate Equities | Vistra Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	63,430
Current Value	$ 10,233,162
Investment, Identifier [Axis]: Corporate Equities | Vistry Group Plc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	68,738
Current Value	$ 593,013
Investment, Identifier [Axis]: Corporate Equities | WACKER CHEMIE AG NPV(BR)
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	4,600
Current Value	$ 374,661
Investment, Identifier [Axis]: Corporate Equities | WALMART INC COM
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	185,169
Current Value	$ 20,629,678
Investment, Identifier [Axis]: Corporate Equities | WALT DISNEY CO
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	118,256
Current Value	$ 13,453,985
Investment, Identifier [Axis]: Corporate Equities | WAREHOUSES DE PAUW NPV 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	39,026
Current Value	$ 1,013,850
Investment, Identifier [Axis]: Corporate Equities | WAREHOUSES DE PAUW NPV 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	39,733
Current Value	$ 1,032,217
Investment, Identifier [Axis]: Corporate Equities | WASTE CONNECTIONS INC COM
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	32,910
Current Value	$ 5,771,098
Investment, Identifier [Axis]: Corporate Equities | WELLS FARGO & CO NEW COM STK
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	269,219
Current Value	$ 25,091,211
Investment, Identifier [Axis]: Corporate Equities | WELLTOWER INC COM REIT
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	50,489
Current Value	$ 9,371,263
Investment, Identifier [Axis]: Corporate Equities | WESCO INTL INC COM
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	8,500
Current Value	$ 2,079,440
Investment, Identifier [Axis]: Corporate Equities | WESTLAKE CORPORATION COM USD0.01
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	38,500
Current Value	$ 2,846,690
Investment, Identifier [Axis]: Corporate Equities | WHARF REAL ESTATE HKD0.1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	180,000
Current Value	$ 568,433
Investment, Identifier [Axis]: Corporate Equities | WHITEHAVEN COAL NPV
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	110,571
Current Value	$ 571,441
Investment, Identifier [Axis]: Corporate Equities | WIENERBERGER AG NPV
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	16,969
Current Value	$ 610,233
Investment, Identifier [Axis]: Corporate Equities | WILLIAMS CO INC COM
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	123,121
Current Value	$ 7,400,803
Investment, Identifier [Axis]: Corporate Equities | WING TAI HOLDINGS NPV
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	473,971
Current Value	$ 523,358
Investment, Identifier [Axis]: Corporate Equities | WINGSTOP INC COM
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	10,746
Current Value	$ 2,562,814
Investment, Identifier [Axis]: Corporate Equities | XOMETRY INC CL A COM CL A COM
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	28,517
Current Value	$ 1,695,906
Investment, Identifier [Axis]: Corporate Equities | XPEL INC COM
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	41,774
Current Value	$ 2,084,940
Investment, Identifier [Axis]: Corporate Equities | YETI HLDGS INC COM
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	102,236
Current Value	$ 4,515,764
Investment, Identifier [Axis]: Corporate Equities | ZEGONA COMMUNICATI ORD GBP0.01
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	80,000
Current Value	$ 1,501,076
Investment, Identifier [Axis]: Corporate Equities | ZENKOKU HOSHO CO L NPV
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	38,971
Current Value	$ 775,964
Investment, Identifier [Axis]: Corporate Equities | ZIMMER BIOMET HLDGS INC COM 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	300,688
Current Value	$ 27,037,865
Investment, Identifier [Axis]: Corporate Equities | ZIMMER BIOMET HLDGS INC COM 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	43,600
Current Value	$ 3,920,512
Investment, Identifier [Axis]: Corporate Equities | ZSCALER INC COM
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	29,680
Current Value	$ 6,675,626
Investment, Identifier [Axis]: Corporate Equities | ZUKEN INC NPV
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	15,258
Current Value	$ 475,520
Investment, Identifier [Axis]: Corporate Equities | ZUMTOBEL GROUP AG
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	47,176
Current Value	$ 189,488
Investment, Identifier [Axis]: Derivative Investments | Barclays | CCP CASH COLL RECEIVABLE FROM BARCLAYS
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	6,000
Investment, Identifier [Axis]: Derivative Investments | Barclays | CCP DUE RECEIVABLE FROM BARCLAYS CAPTIAL INC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	36,000
Investment, Identifier [Axis]: Derivative Investments | Barclays | CCP SWAP DUE FROM USD BARCUS31XXX 31 DEC 2050
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	192,000
Investment, Identifier [Axis]: Derivative Investments | Barclays | CME_OIS BARCUS31 06/18/2035 USD P / R 1DSOFR SWU02G0Y6
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 85,404
Interest Rate	3.25%
Investment, Identifier [Axis]: Derivative Investments | Barclays | CME_OIS BARCUS31 12/21/2032 USD P / R 1DSOFR SWU01JHW7
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 193,074
Interest Rate	2.00%
Investment, Identifier [Axis]: Derivative Investments | Barclays | ICE_CDS BARCUS31 06/20/2026 SELL GOLDMAN SACHS GROUP IN SWPC0NOP6
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 175
Investment, Identifier [Axis]: Derivative Investments | Barclays | LCH_IRS BARCUS31 09/04/2030 EUR P / R 6MEURIB SWU02GS83
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 1,010
Interest Rate	2.40%
Investment, Identifier [Axis]: Derivative Investments | Barclays | LCH_IRS BARCUS31 23/04/2035 EUR P / R 6MEURIB SWU02HBL0
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 347
Interest Rate	2.53%
Investment, Identifier [Axis]: Derivative Investments | Barclays | LCH_IRS BARCUS31 29/08/2034 EUR P / R 6MEURIB SWU02A9I5
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 2,415
Interest Rate	2.58%
Investment, Identifier [Axis]: Derivative Investments | Barclays | LCH_OIS BARCUS31 08/19/2034 USD P / R 1DSOFR SWU028ZY6
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 1,176
Interest Rate	3.586%
Investment, Identifier [Axis]: Derivative Investments | Barclays | LCH_OIS BARCUS31 08/21/2034 USD P / R 1DSOFR SWU02A1C6
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 1,389
Interest Rate	3.558%
Investment, Identifier [Axis]: Derivative Investments | Barclays | LCH_OIS BARCUS31 08/28/2034 USD P / R 1DSOFR SWU02A7Z9
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 1,406
Interest Rate	3.555%
Investment, Identifier [Axis]: Derivative Investments | Barclays | LCH_OIS BARCUS31 08/28/2034 USD P / R 1DSOFR SWU02A805
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 133
Interest Rate	3.565%
Investment, Identifier [Axis]: Derivative Investments | Barclays | LCH_OIS BARCUS31 09/04/2034 USD P / R 1DSOFR SWU02ABR2
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 1,635
Interest Rate	3.525%
Investment, Identifier [Axis]: Derivative Investments | Barclays | LCH_OIS BARCUS31 09/05/2034 USD P / R 1DSOFR SWU02ACW0
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 2,525
Interest Rate	3.41%
Investment, Identifier [Axis]: Derivative Investments | Barclays | LCH_OIS BARCUS31 09/16/2034 USD P / R 1DSOFR SWU02ANQ1
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 3,545
Interest Rate	3.277%
Investment, Identifier [Axis]: Derivative Investments | Barclays | LCH_OIS BARCUS31 17/09/2030 GBP P 1DSONIA / R SWU02K0M3
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 14,902
Interest Rate	3.75%
Investment, Identifier [Axis]: Derivative Investments | Barclays | LCH_OIS BARCUS31 18/03/2028 JPY P / R 1DTONAR SWU02FLV1
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 21,151
Interest Rate	1.00%
Investment, Identifier [Axis]: Derivative Investments | Barclays | OTC DER CASH COLL REC FROM BARCLAYS
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 258,000
Investment, Identifier [Axis]: Derivative Investments | Citibank | OTC DERIVATIVE CASH COLL RECEIVABLE FROMCITIBANK
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	194
Investment, Identifier [Axis]: Derivative Investments | Citigroup Global Markets | CDX SBNYUS33 08/17/2061 SELL CMBX.NA.AAA.12 SWPC0HTX7
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	1,219
Investment, Identifier [Axis]: Derivative Investments | Deutsche Bank AG | PUT SWO USD DEUTGB2L P / R 1DSOFR 317UAHOA6 09/18/2026
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 9,799
Interest Rate	3.757%
Investment, Identifier [Axis]: Derivative Investments | GSC | CCP DUE RECEIVABLE FROM GSC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 203,000
Investment, Identifier [Axis]: Derivative Investments | Goldman Sachs Bank Usa | CALL SWO EUR GSCMUS33 P 6MEURIB / R 317U7XVA7 07/01/2027
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 68,633
Interest Rate	2.35%
Investment, Identifier [Axis]: Derivative Investments | Goldman Sachs Bank Usa | CCP DUE FROM GOLDMAN SACHS
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 99,000
Investment, Identifier [Axis]: Derivative Investments | Goldman Sachs Bank Usa | CCP OTC DERIVATIVE CASH COLLATERAL RECEIVABLE FROM GOLDMA
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	37,000
Investment, Identifier [Axis]: Derivative Investments | Goldman Sachs Bank Usa | CME_OIS GOLDUS33 06/20/2054 USD P / R 1DSOFR SWU0206Z2
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 107,198
Interest Rate	3.50%
Investment, Identifier [Axis]: Derivative Investments | Goldman Sachs Bank Usa | LCH_IRS GOLDUS33 02/09/2027 EUR P / R 6MEURIB SWU02F4P3
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 3,303
Interest Rate	2.112%
Investment, Identifier [Axis]: Derivative Investments | Goldman Sachs Bank Usa | LCH_IRS GOLDUS33 04/11/2052 EUR P / R 6MEURIB SWU01MK06
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 362,027
Interest Rate	0.195%
Investment, Identifier [Axis]: Derivative Investments | Goldman Sachs Bank Usa | LCH_IRS GOLDUS33 08/11/2052 EUR P / R 6MEURIB SWU01MMU8
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 986,898
Interest Rate	0.197%
Investment, Identifier [Axis]: Derivative Investments | Goldman Sachs Bank Usa | LCH_IRS GOLDUS33 15/08/2032 EUR P 6MEURIB / R SWU01QDX3
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 27,447
Interest Rate	2.879%
Investment, Identifier [Axis]: Derivative Investments | Goldman Sachs Bank Usa | LCH_IRS GOLDUS33 18/03/2056 EUR P / R 6MEURIB SWU02JZS5
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 67,883
Interest Rate	3.00%
Investment, Identifier [Axis]: Derivative Investments | Goldman Sachs Bank Usa | LCH_OIS GOLDUS33 02/13/2054 USD P / R 1DSOFR SWU01OR47
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 579,808
Interest Rate	2.865%
Investment, Identifier [Axis]: Derivative Investments | Goldman Sachs Bank Usa | LCH_OIS GOLDUS33 03/19/2032 USD P / R 1DSOFR SWU02DCC8
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 133,772
Interest Rate	3.25%
Investment, Identifier [Axis]: Derivative Investments | Goldman Sachs Bank Usa | LCH_OIS GOLDUS33 03/19/2055 USD P / R 1DSOFR SWU02DCP9
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 214,542
Interest Rate	3.25%
Investment, Identifier [Axis]: Derivative Investments | Goldman Sachs Bank Usa | LCH_OIS GOLDUS33 05/31/2030 USD P / R 1DSOFR SWU02MJL1
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 19,448
Interest Rate	3.29%
Investment, Identifier [Axis]: Derivative Investments | Goldman Sachs Bank Usa | LCH_OIS GOLDUS33 05/31/2030 USD P / R 1DSOFR SWU02MSY3
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 6,992
Interest Rate	3.375%
Investment, Identifier [Axis]: Derivative Investments | Goldman Sachs Bank Usa | LCH_OIS GOLDUS33 06/18/2034 USD P / R 1DSOFR SWU02G0M2
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 21,217
Interest Rate	3.25%
Investment, Identifier [Axis]: Derivative Investments | Goldman Sachs Bank Usa | LCH_OIS GOLDUS33 11/15/2053 USD P / R 1DSOFR SWU01YS28
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 297,068
Interest Rate	2.285%
Investment, Identifier [Axis]: Derivative Investments | Goldman Sachs Bank Usa | LCH_OIS GOLDUS33 11/15/2053 USD P / R 1DSOFR SWU02MJQ0
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 14,495
Interest Rate	4.01%
Investment, Identifier [Axis]: Derivative Investments | Goldman Sachs Bank Usa | LCH_OIS GOLDUS33 11/15/2053 USD P / R 1DSOFR SWU02MT14
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 9,328
Interest Rate	4.075%
Investment, Identifier [Axis]: Derivative Investments | Goldman Sachs Bank Usa | LCH_OIS GOLDUS33 11/21/2053 USD P / R 1DSOFR SWU01YS44
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 222,114
Interest Rate	2.236%
Investment, Identifier [Axis]: Derivative Investments | Goldman Sachs Bank Usa | LCH_OIS GOLDUS33 17/09/2030 GBP P 1DSONIA / R SWU02K0M3
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 35,875
Interest Rate	3.75%
Investment, Identifier [Axis]: Derivative Investments | Goldman Sachs Bank Usa | LCH_OIS GOLDUS33 18/03/2031 GBP P 1DSONIA / R SWU02J2I3
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 15,036
Interest Rate	3.75%
Investment, Identifier [Axis]: Derivative Investments | Goldman Sachs Bank Usa | LCH_OIS GOLDUS33 20/09/2027 JPY P / R 1DTONAR SWU01E2S3
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 75
Interest Rate	0.30%
Investment, Identifier [Axis]: Derivative Investments | Goldman Sachs Bank Usa | LCH_RPI GOLDUS33 02/05/2026 USD P CPI / R SWU0TY9N3
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 519
Interest Rate	2.82%
Investment, Identifier [Axis]: Derivative Investments | Goldman Sachs Bank Usa | LCH_RPI GOLDUS33 02/13/2026 USD P CPI / R SWU0ACV14
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 809
Interest Rate	2.842%
Investment, Identifier [Axis]: Derivative Investments | Goldman Sachs Bank Usa | LCH_RPI GOLDUS33 02/21/2026 USD P CPI / R SWU0JL9Y8
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 321
Interest Rate	3.043%
Investment, Identifier [Axis]: Derivative Investments | Goldman Sachs Bank Usa | LCH_RPI GOLDUS33 02/24/2031 USD P / R CPI SWU0PS017
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 120,843
Interest Rate	2.311%
Investment, Identifier [Axis]: Derivative Investments | Goldman Sachs Bank Usa | LCH_RPI GOLDUS33 02/26/2026 USD P / R CPI SWU0EN655
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 196,728
Interest Rate	2.314%
Investment, Identifier [Axis]: Derivative Investments | Goldman Sachs Bank Usa | LCH_RPI GOLDUS33 03/05/2026 USD P / R CPI SWU0EN705
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 140,309
Interest Rate	2.419%
Investment, Identifier [Axis]: Derivative Investments | Goldman Sachs Bank Usa | LCH_RPI GOLDUS33 04/23/2026 USD P CPI / R SWU0JT9E5
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 3,137
Interest Rate	3.323%
Investment, Identifier [Axis]: Derivative Investments | Goldman Sachs Bank Usa | LCH_RPI GOLDUS33 05/13/2026 USD P / R CPI SWU0EQ088
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 85,615
Interest Rate	2.768%
Investment, Identifier [Axis]: Derivative Investments | Goldman Sachs Bank Usa | LCH_RPI GOLDUS33 05/14/2026 USD P / R CPI SWU0JL852
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 46,253
Interest Rate	2.813%
Investment, Identifier [Axis]: Derivative Investments | Goldman Sachs Bank Usa | LCH_RPI GOLDUS33 05/25/2026 USD P / R CPI SWU0ZN009
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 65,292
Interest Rate	2.703%
Investment, Identifier [Axis]: Derivative Investments | Goldman Sachs Bank Usa | LCH_RPI GOLDUS33 06/04/2026 USD P CPI / R SWU0K4346
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 4,246
Interest Rate	3.30%
Investment, Identifier [Axis]: Derivative Investments | Goldman Sachs Bank Usa | LCH_RPI GOLDUS33 08/01/2026 USD P CPI / R SWU096A79
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 9,297
Interest Rate	3.435%
Investment, Identifier [Axis]: Derivative Investments | Goldman Sachs Bank Usa | LCH_RPI GOLDUS33 08/26/2028 USD P / R CPI SWU0EQ690
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 30,858
Interest Rate	2.573%
Investment, Identifier [Axis]: Derivative Investments | Goldman Sachs Bank Usa | LCH_RPI GOLDUS33 08/27/2026 USD P CPI / R SWU06K9E8
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 11,023
Interest Rate	3.434%
Investment, Identifier [Axis]: Derivative Investments | Goldman Sachs Bank Usa | LCH_RPI GOLDUS33 09/10/2028 USD P / R CPI SWU0EQ781
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 13,732
Interest Rate	2.645%
Investment, Identifier [Axis]: Derivative Investments | Goldman Sachs Bank Usa | LCH_RPI GOLDUS33 15/03/2052 EUR P CPTFE / R SWU0KT119
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 11,263
Interest Rate	2.58%
Investment, Identifier [Axis]: Derivative Investments | Goldman Sachs Bank Usa | LCH_RPI GOLDUS33 15/03/2052 EUR P CPTFE / R SWU0ZD712
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 5,957
Interest Rate	2.59%
Investment, Identifier [Axis]: Derivative Investments | Goldman Sachs Bank Usa | LCH_RPI GOLDUS33 15/04/2053 EUR P CPTFE / R SWU0K8A23
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 32,266
Interest Rate	2.70%
Investment, Identifier [Axis]: Derivative Investments | Goldman Sachs Bank Usa | LCH_RPI GOLDUS33 15/05/2027 EUR P / R CPTFE SWU04AM49
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 815
Interest Rate	3.13%
Investment, Identifier [Axis]: Derivative Investments | Goldman Sachs Bank Usa | LCH_RPI GOLDUS33 15/05/2027 EUR P / R CPTFE SWU0EA018
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 6,614
Interest Rate	3.00%
Investment, Identifier [Axis]: Derivative Investments | Goldman Sachs Bank Usa | LCH_RPI GOLDUS33 15/05/2037 EUR P CPTFE / R SWU01JA46
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 1,311
Interest Rate	2.488%
Investment, Identifier [Axis]: Derivative Investments | Goldman Sachs Bank Usa | LCH_RPI GOLDUS33 15/05/2052 EUR P CPTFE / R SWU0EA026
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 1,449
Interest Rate	2.421%
Investment, Identifier [Axis]: Derivative Investments | Goldman Sachs Bank Usa | LCH_RPI GOLDUS33 15/06/2027 EUR P / R CPTFE SWU02LHK7
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 3,584
Interest Rate	1.636%
Investment, Identifier [Axis]: Derivative Investments | Goldman Sachs Bank Usa | LCH_RPI GOLDUS33 15/08/2034 GBP P RPI / R SWU0TX9S4
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 30,235
Interest Rate	3.50%
Investment, Identifier [Axis]: Derivative Investments | Goldman Sachs Bank Usa | LCH_RPI GOLDUS33 15/09/2034 GBP P RPI / R SWU0AP415
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 13,481
Interest Rate	3.466%
Investment, Identifier [Axis]: Derivative Investments | Goldman Sachs Bank Usa | LCH_RPI GOLDUS33 15/09/2053 EUR P CPTFE / R SWU0GH854
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 18,261
Interest Rate	2.763%
Investment, Identifier [Axis]: Derivative Investments | Goldman Sachs Bank Usa | LCH_RPI GOLDUS33 15/10/2053 EUR P CPTFE / R SWU0KH016
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 15,614
Interest Rate	2.682%
Investment, Identifier [Axis]: Derivative Investments | Goldman Sachs Bank Usa | LCH_RPI GOLDUS33 15/10/2053 EUR P CPTFE / R SWU0NL451
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 34,693
Interest Rate	2.736%
Investment, Identifier [Axis]: Derivative Investments | Goldman Sachs Bank Usa | LCH_RPI GOLDUS33 15/12/2052 EUR P CPTFE / R SWU0XL419
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 23,500
Interest Rate	2.59%
Investment, Identifier [Axis]: Derivative Investments | Goldman Sachs Bank Usa | PUT SWO EUR GSCMUS33 P / R 6MEURIB 317U7XUA8 07/01/2027
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 68,633
Interest Rate	2.35%
Investment, Identifier [Axis]: Derivative Investments | HSBC | OTC DERIVATIVE CASH COLL RECEIVABLE FROMHSBC
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 150,000
Investment, Identifier [Axis]: Derivative Investments | JP Morgan Chase Bank | OTC DERIVATIVE CASH COLLATERAL RECEIVABLE FROM JP MORGAN CHASE BANK NA
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	83,000
Investment, Identifier [Axis]: Derivative Investments | Merrill Lynch | OTC DERIVATIVE CASH COLL RECEIVABLE FROMMERRILL LYNCH INTL
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	17,550,210
Investment, Identifier [Axis]: Derivative Investments | Nomura | PUT SWO USD NGFPUS33 P / R 1DSOFR 317UAI6A4 09/18/2026
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 51
Interest Rate	3.757%
Investment, Identifier [Axis]: Derivative Investments | Not applicable | Australian dollar
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 79,206
Investment, Identifier [Axis]: Derivative Investments | Not applicable | Brazilian real
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	3,560
Investment, Identifier [Axis]: Derivative Investments | Not applicable | British pound sterling
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	44,422
Investment, Identifier [Axis]: Derivative Investments | Not applicable | Canadian dollar
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	3
Investment, Identifier [Axis]: Derivative Investments | Not applicable | Euro
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	17,801
Investment, Identifier [Axis]: Derivative Investments | Not applicable | HK offshore Chinese Yuan Renminbi
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	5,905
Investment, Identifier [Axis]: Derivative Investments | Not applicable | Hong Kong dollar
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	6
Investment, Identifier [Axis]: Derivative Investments | Not applicable | Indian rupee
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	3,565
Investment, Identifier [Axis]: Derivative Investments | Not applicable | Japanese yen
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	20,961
Investment, Identifier [Axis]: Derivative Investments | Not applicable | Mexican peso
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	46,165
Investment, Identifier [Axis]: Derivative Investments | Not applicable | New Israeli shekel
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	982
Investment, Identifier [Axis]: Derivative Investments | Not applicable | New Taiwan dollar
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	63,294
Investment, Identifier [Axis]: Derivative Investments | Not applicable | New Zealand dollar
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	3,377
Investment, Identifier [Axis]: Derivative Investments | Not applicable | Polish zloty
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	26,529
Investment, Identifier [Axis]: Derivative Investments | Not applicable | South African rand
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	10,432
Investment, Identifier [Axis]: Derivative Investments | Not applicable | South Korean won
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	7,124
Investment, Identifier [Axis]: Derivative Investments | Not applicable | Swiss franc
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	1,362
Investment, Identifier [Axis]: Derivative Investments | Not applicable | Thai baht
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	3,039
Investment, Identifier [Axis]: Derivative Investments | Not applicable | Turkish lira
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	4,244
Investment, Identifier [Axis]: Government Securities | Australia | PVTPL NBN CO LTD 10-01-2027
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 299,362
Interest Rate	4.00%
Investment, Identifier [Axis]: Government Securities | Brazil | SECRETARIA TESOURO T-BILL 01/04/26 BRL1000
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 3,195,142
Interest Rate	0.00%
Investment, Identifier [Axis]: Government Securities | Canada | CANADA(GOVT OF) IDX/LKD 01/12/26 CAD
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 283,550
Interest Rate	4.25%
Investment, Identifier [Axis]: Government Securities | Canada | PVTPL NOVA CHEMICALS CORP 02-15-2030
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 10,678
Interest Rate	9.00%
Investment, Identifier [Axis]: Government Securities | Canada | PVTPL NOVA CHEMICALS CORP 11-15-2028
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 112,916
Interest Rate	8.50%
Investment, Identifier [Axis]: Government Securities | FFCB | FED FARM CR BKS FLTG 02-16-2027
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 12,407,640
Investment, Identifier [Axis]: Government Securities | FFCB | FEDERAL FARM CR 06-26-2026
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 2,285,882
Interest Rate	5.42%
Investment, Identifier [Axis]: Government Securities | FFCB | FEDERAL FARM CR BKS FLTG RT 06-24-2026
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 901,111
Investment, Identifier [Axis]: Government Securities | FFCB | FEDERAL FARM CR BKS FLTG RT 11-19-2027
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	1,490,706
Investment, Identifier [Axis]: Government Securities | FFCB | FEDERAL FARM CREDIT BANK 02-01-2027
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 3,498,931
Interest Rate	4.525%
Investment, Identifier [Axis]: Government Securities | FFCB | FEDERAL FARM CREDIT BANK FLTG 03-05-2027
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 6,999,683
Investment, Identifier [Axis]: Government Securities | FFCB | FEDERAL FARM CREDIT BANK FLTG 03-26-2027
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	1,361,011
Investment, Identifier [Axis]: Government Securities | FFCB | FEDERAL FARM CREDIT BANK FLTG 04-19-2027
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	619,996
Investment, Identifier [Axis]: Government Securities | FFCB | FEDERAL FARM CREDIT BANK FLTG 10-16-2026
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	6,503,314
Investment, Identifier [Axis]: Government Securities | FFCB | FEDERAL FARM CREDIT BANK FLTG 12-23-2026
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	1,000,564
Investment, Identifier [Axis]: Government Securities | FFCB | FEDERAL FARM CREDIT BANK FLTG RT 01-20-2027
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	4,124,879
Investment, Identifier [Axis]: Government Securities | FFCB | FEDERAL FARM CREDIT BANK FLTG RT 01-27-2027
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	1,357,029
Investment, Identifier [Axis]: Government Securities | FFCB | FEDERAL FARM CREDIT BANK FLTG RT 02-27-2026
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	6,399,863
Investment, Identifier [Axis]: Government Securities | FFCB | FEDERAL FARM CREDIT BANK FLTG RT 05-24-2027
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	1,894,986
Investment, Identifier [Axis]: Government Securities | FFCB | FEDERAL FARM CREDIT BANK FLTG RT 11-06-2026
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	2,769,855
Investment, Identifier [Axis]: Government Securities | FFCB | FEDERAL FARM CREDIT BANK FLTG RT 11-19-2026
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	561,980
Investment, Identifier [Axis]: Government Securities | FFCB | FEDERAL FARM CREDIT BANK FLTG RT 11-23-2027
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	444,995
Investment, Identifier [Axis]: Government Securities | FFCB | FEDERAL FARM CREDIT FLTG 10-15-2026
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	11,721,609
Investment, Identifier [Axis]: Government Securities | FHLMC | FEDERAL HOME LN MTG CORP DISC NT 02-13-2026
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	1,764,366
Investment, Identifier [Axis]: Government Securities | FHLMC | FEDERAL HOME LN MTG CORP FHR 5500 AF FLTG 02-25-2055
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	344,978
Investment, Identifier [Axis]: Government Securities | FHLMC | FEDERAL HOME LN MTG CORP FLTG RT 09-23-2026
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	3,902,175
Investment, Identifier [Axis]: Government Securities | FHLMC | FEDERAL HOME LN MTG CORP FLTG RT 10-16-2026
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	2,901,381
Investment, Identifier [Axis]: Government Securities | FHLMC | FEDERAL HOME LN MTG CORP MULTICLASS SR 5565 CL FC FLTG 08-25-2055
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	1,450,218
Investment, Identifier [Axis]: Government Securities | FHLMC | FEDERAL HOME LN MTG CORP POOL #J17884 01-01-2027 BEO
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 1,151
Interest Rate	3.00%
Investment, Identifier [Axis]: Government Securities | FHLMC | FEDERAL HOME LN MTG CORP POOL #ZM2479 01-01-2047 BEO
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 161,788
Interest Rate	4.00%
Investment, Identifier [Axis]: Government Securities | FHLMC | FEDERAL HOME LN MTG CORP POOL #ZM5146 12-01-2047 BEO
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 82,533
Interest Rate	4.00%
Investment, Identifier [Axis]: Government Securities | FHLMC | FEDERAL HOME LN MTG CORP SER 005557 CL FM 07-25-2055
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 273,765
Interest Rate	4.76721%
Investment, Identifier [Axis]: Government Securities | FHLMC | FEDERAL HOME LN MTG CORP SER 4678 CL AF FLTG RT 12-15-2042
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 35,499
Investment, Identifier [Axis]: Government Securities | FHLMC | FEDERAL HOME LN MTG CORP SER 5442 CL FB FLTG 08-25-2054
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	170,464
Investment, Identifier [Axis]: Government Securities | FHLMC | FEDERAL HOME LN MTG CORP SER 5563 CL FV FLTG RT 08-25-2055
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	1,168,827
Investment, Identifier [Axis]: Government Securities | FHLMC | FEDERAL HOME LN MTG CORP SER 5564 CL PF FLTG RT 08-25-2055 1
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	1,577,344
Investment, Identifier [Axis]: Government Securities | FHLMC | FEDERAL HOME LN MTG CORP SER 5564 CL PF FLTG RT 08-25-2055 2
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	246,460
Investment, Identifier [Axis]: Government Securities | FHLMC | FEDERAL HOME LN MTG CORP SER 5565 CL FA FLTG RT 08-25-2055 1
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	237,286
Investment, Identifier [Axis]: Government Securities | FHLMC | FEDERAL HOME LN MTG CORP SER 5565 CL FA FLTG RT 08-25-2055 2
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	759,314
Investment, Identifier [Axis]: Government Securities | FHLMC | FEDERAL HOME LN MTG CORP SR 5508 CL QF FLTG 02-25-2055
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	86,924
Investment, Identifier [Axis]: Government Securities | FHLMC | FEDERAL HOME LN MTG CORP SR 5568 CL FE FLTG RT08-25-2055
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	720,001
Investment, Identifier [Axis]: Government Securities | FHLMC | FEDERAL HOME LN MTG CORP SR 5601 CL F FLTG RT 11-25-2055
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	743,463
Investment, Identifier [Axis]: Government Securities | FHLMC | FEDERAL HOME LN MTG CORP SR 5607 CL FA FLTG RT 12-25-2055
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	1,428,474
Investment, Identifier [Axis]: Government Securities | FHLMC | FEDERAL HOME LOAN MORTGAGE CORP 08-01-2054 1
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 9,365,828
Interest Rate	5.00%
Investment, Identifier [Axis]: Government Securities | FHLMC | FEDERAL HOME LOAN MORTGAGE CORP 08-01-2054 2
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 343,035
Interest Rate	5.50%
Investment, Identifier [Axis]: Government Securities | FHLMC | FHLM MULTI FAMILY STRUCTURED PASS THRO SER KBX1 CL A2 01-25-2026 1
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 211,143
Interest Rate	2.92%
Investment, Identifier [Axis]: Government Securities | FHLMC | FHLM MULTI FAMILY STRUCTURED PASS THRO SER KBX1 CL A2 01-25-2026 2
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 58,651
Interest Rate	2.92%
Investment, Identifier [Axis]: Government Securities | FHLMC | FHLMC MULTICLASS FHMS Q029 A FLTG 25/8/2027 08-25-2027
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 131,921
Investment, Identifier [Axis]: Government Securities | FHLMC | FHLMC MULTICLASS SER 4620 CL AF 11-15-2042
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	23,513
Investment, Identifier [Axis]: Government Securities | FHLMC | FHLMC MULTICLASS SR 4153 CL DC 05-15-2041
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 64,498
Interest Rate	1.75%
Investment, Identifier [Axis]: Government Securities | FHLMC | FHLMC UMBS 30Y FIXED 05-01-2054
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 433,820
Interest Rate	5.50%
Investment, Identifier [Axis]: Government Securities | FNMA | FEDERAL NATIONAL MORTGAGE ASSOC 10-01-2053
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 140,168
Interest Rate	6.50%
Investment, Identifier [Axis]: Government Securities | FNMA | FEDERAL NATIONAL MORTGAGE ASSOC 11-25-2046
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 189,286
Interest Rate	2.00%
Investment, Identifier [Axis]: Government Securities | FNMA | FEDERAL NATIONAL MORTGAGE ASSOC REMIC TR2025-4 CL-FB VAR 12-25-2053
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 477,834
Interest Rate	4.86721%
Investment, Identifier [Axis]: Government Securities | FNMA | FEDERAL NATL MTG ASSN GTD MTG POOL #AJ8540 01-01-2027 BEO
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 4,851
Interest Rate	3.00%
Investment, Identifier [Axis]: Government Securities | FNMA | FEDERAL NATL MTG ASSN GTD MTG POOL #AL5548 DUE 05-01-2038 BEO
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 13,154
Interest Rate	6.383%
Investment, Identifier [Axis]: Government Securities | FNMA | FNMA 30 YEAR PASS-THROUGHS 30 YEARS SETTLES FEBRUARY 1
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 12,215,383
Interest Rate	6.00%
Investment, Identifier [Axis]: Government Securities | FNMA | FNMA 30 YEAR PASS-THROUGHS 30 YEARS SETTLES FEBRUARY 2
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 1,039,516
Interest Rate	6.50%
Investment, Identifier [Axis]: Government Securities | FNMA | FNMA FLTG 10-23-2026
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 4,637,434
Investment, Identifier [Axis]: Government Securities | FNMA | FNMA FLTG RT 11-20-2026
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	5,604,009
Investment, Identifier [Axis]: Government Securities | FNMA | FNMA POOL #AB3968 12-01-2026 BEO
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 30,941
Interest Rate	3.00%
Investment, Identifier [Axis]: Government Securities | FNMA | FNMA POOL #AV3961 01-01-2029 BEO
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 17,689
Interest Rate	4.00%
Investment, Identifier [Axis]: Government Securities | FNMA | FNMA POOL #BL1942 03-01-2026
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 199,230
Interest Rate	3.15%
Investment, Identifier [Axis]: Government Securities | FNMA | FNMA POOL #BL3670 10-01-2026 BEO
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 98,503
Interest Rate	2.08%
Investment, Identifier [Axis]: Government Securities | FNMA | FNMA POOL #FM1549 09-01-2048 BEO
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 109,083
Interest Rate	4.00%
Investment, Identifier [Axis]: Government Securities | FNMA | FNMA POOL #FM3004 01-01-2046 BEO
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 1,112,901
Interest Rate	4.00%
Investment, Identifier [Axis]: Government Securities | FNMA | FNMA POOL #FS8344 06-01-2049 BEO
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 83,782
Interest Rate	4.00%
Investment, Identifier [Axis]: Government Securities | FNMA | FNMA POOL #MA2871 01-01-2032 BEO
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 127,468
Interest Rate	3.00%
Investment, Identifier [Axis]: Government Securities | FNMA | FNMA POOL #MA3029 DUE 06-01-2032 REG
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 188,333
Interest Rate	3.00%
Investment, Identifier [Axis]: Government Securities | FNMA | FNMA POOL #MA4700 08-01-2052 BEO
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 809,515
Interest Rate	4.00%
Investment, Identifier [Axis]: Government Securities | FNMA | FNMA POOL #MA5295 03-01-2054 BEO
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 2,960,013
Interest Rate	6.00%
Investment, Identifier [Axis]: Government Securities | FNMA | FNMA REMIC SER 12-120 CL WE 11-25-2027
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 146,182
Interest Rate	1.25%
Investment, Identifier [Axis]: Government Securities | FNMA | FNMA REMIC TR 2025-19 CL-FC VAR 03-25-2055
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 217,752
Interest Rate	4.82721%
Investment, Identifier [Axis]: Government Securities | FNMA | FNMA REMIC TR 2025-24 CL-FB VAR 03-25-2055
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 218,143
Interest Rate	4.56721%
Investment, Identifier [Axis]: Government Securities | FNMA | FNMA REMIC TR 2025-47 CL-FJ VAR 06-25-2055
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 753,020
Interest Rate	4.69721%
Investment, Identifier [Axis]: Government Securities | FNMA | FNMA SER 19-28 CL FJ FLTG DUE 06-25-2059 REG
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 306,485
Investment, Identifier [Axis]: Government Securities | FNMA | FNMA SINGLE FAMILY MORTGAGE MAT 30 YEARS SETTLES FEBRUARY 1
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 2,847,520
Interest Rate	4.00%
Investment, Identifier [Axis]: Government Securities | FNMA | FNMA SINGLE FAMILY MORTGAGE MAT 30 YEARS SETTLES FEBRUARY 2
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 7,812,591
Interest Rate	4.50%
Investment, Identifier [Axis]: Government Securities | FNMA | FNMA SINGLE FAMILY MTG 5 30 YEARS SETTLES FEB
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 2,094,594
Investment, Identifier [Axis]: Government Securities | FNMA | FNMA SR 06-114 CL AF FLTG 12-25-2036
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	236,798
Investment, Identifier [Axis]: Government Securities | FNMA | FNMA SR 25-69 CL-FA VAR RT 08-25-2055
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	1,453,610
Investment, Identifier [Axis]: Government Securities | Fannie Mae | FANNIE MAE BX9727 04-01-2053
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 478,658
Interest Rate	5.00%
Investment, Identifier [Axis]: Government Securities | Fannie Mae | FANNIE MAE FLTG RT 07-29-2026
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 12,195,943
Investment, Identifier [Axis]: Government Securities | Fannie Mae | FANNIE MAE FLTG RT 08-21-2026
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	3,803,047
Investment, Identifier [Axis]: Government Securities | Fannie Mae | FANNIE MAE FLTG RT 12-11-2026
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	4,809,428
Investment, Identifier [Axis]: Government Securities | Fannie Mae | FANNIE MAE FN CB5774 02-01-2053
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 1,794,995
Interest Rate	5.50%
Investment, Identifier [Axis]: Government Securities | Fannie Mae | FANNIE MAE SR 24-90 CL FA FRN 12-25-2054
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 322,623
Investment, Identifier [Axis]: Government Securities | Fannie Mae | FANNIE MAE SR 25-69 CL FB FLTG RT 08-25-2055
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	1,454,696
Investment, Identifier [Axis]: Government Securities | Federal Home Loan Banks | FEDERAL HOME LN BK DISC NT 03-03-2026
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	6,917,807
Investment, Identifier [Axis]: Government Securities | Federal Home Loan Banks | FEDERAL HOME LN BK DISC NT 03-12-2026
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	10,600,892
Investment, Identifier [Axis]: Government Securities | Federal Home Loan Banks | FEDERAL HOME LN BK DISC NT 04-17-2026
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	13,031,430
Investment, Identifier [Axis]: Government Securities | Federal Home Loan Banks | FEDERAL HOME LN BK FLTG 06-26-2026
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	6,337,426
Investment, Identifier [Axis]: Government Securities | Federal Home Loan Banks | FEDERAL HOME LN BKS 01-11-2027
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 10,285,994
Interest Rate	3.50%
Investment, Identifier [Axis]: Government Securities | Federal Home Loan Banks | FEDERAL HOME LN BKS CONS BD DTD 06/20/2025 FLTG 02-17-2026
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 1,804,971
Interest Rate	3.66%
Investment, Identifier [Axis]: Government Securities | Federal Home Loan Banks | FEDERAL HOME LN BKS CONS BD DTD 07/08/2025 FLTG 01-13-2026
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 6,994,951
Interest Rate	3.64%
Investment, Identifier [Axis]: Government Securities | Federal Home Loan Banks | FEDERAL HOME LN BKS CONS BD DTD 08/18/2025 FLTG 04-17-2026
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 3,600,158
Interest Rate	3.73%
Investment, Identifier [Axis]: Government Securities | Federal Home Loan Banks | FEDERAL HOME LN BKS CONS BD DTD 08/25/2025 FLTG 02-25-2027
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 3,664,408
Interest Rate	3.795%
Investment, Identifier [Axis]: Government Securities | Federal Home Loan Banks | FEDERAL HOME LN BKS CONS BD DTD 08/28/2025 02-26-2026
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 14,836,755
Interest Rate	3.75%
Investment, Identifier [Axis]: Government Securities | Federal Home Loan Banks | FEDERAL HOME LN BKS CONS BD DTD 09/18/2025 FLTG 03-18-2027
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 3,894,994
Interest Rate	3.80%
Investment, Identifier [Axis]: Government Securities | Federal Home Loan Banks | FEDERAL HOME LN BKS CONS BD DTD 10/20/2025 FLTG 03-20-2026
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 1,599,981
Interest Rate	3.70%
Investment, Identifier [Axis]: Government Securities | Federal Home Loan Banks | FEDERAL HOME LN BKS CONS BD DTD 10/20/2025 FLTG 04-20-2026
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 699,982
Interest Rate	3.705%
Investment, Identifier [Axis]: Government Securities | Federal Home Loan Banks | FEDERAL HOME LN BKS CONS BD DTD 10/20/2025 FLTG 05-20-2026
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 1,599,961
Interest Rate	3.71%
Investment, Identifier [Axis]: Government Securities | Federal Home Loan Banks | FEDERAL HOME LN BKS CONS BD DTD 10/30/2025 FLTG 05-28-2026
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 1,799,955
Interest Rate	3.725%
Investment, Identifier [Axis]: Government Securities | Federal Home Loan Banks | FEDERAL HOME LN BKS CONS BD DTD 10/30/2025 FLTG 06-04-2026
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 3,599,915
Interest Rate	3.725%
Investment, Identifier [Axis]: Government Securities | Federal Home Loan Banks | FEDERAL HOME LN BKS CONS BD DTD 10/30/2025 FLTG 06-30-2026
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 1,809,968
Interest Rate	3.73%
Investment, Identifier [Axis]: Government Securities | Federal Home Loan Banks | FEDERAL HOME LN BKS CONS BD DTD 10/30/2025 FLTG 07-02-2026
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 3,984,919
Interest Rate	3.73%
Investment, Identifier [Axis]: Government Securities | Federal Home Loan Banks | FEDERAL HOME LN BKS CONS BD DTD 11/18/2025 FLTG 06-18-2026
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 3,514,949
Interest Rate	3.715%
Investment, Identifier [Axis]: Government Securities | Federal Home Loan Banks | FEDERAL HOME LN BKS CONS BD DTD 11/18/2025 FLTG 07-17-2026
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 3,514,954
Interest Rate	3.72%
Investment, Identifier [Axis]: Government Securities | Federal Home Loan Banks | FEDERAL HOME LN BKS CONS BD DTD 11/18/2025 FLTG 07-21-2026
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 1,799,971
Interest Rate	3.71%
Investment, Identifier [Axis]: Government Securities | Federal Home Loan Banks | FEDERAL HOME LN BKS CONS BD DTD 11/19/2025 FLTG 07-22-2026
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 1,799,973
Interest Rate	3.71%
Investment, Identifier [Axis]: Government Securities | Federal Home Loan Banks | FEDERAL HOME LN BKS CONS BD DTD 11/19/2025 FLTG 08-19-2026
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 1,764,951
Interest Rate	3.71%
Investment, Identifier [Axis]: Government Securities | Federal Home Loan Banks | FEDERAL HOME LN BKS CONS BD DTD 11/21/2025 FLTG 06-22-2026
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 5,304,924
Interest Rate	3.70%
Investment, Identifier [Axis]: Government Securities | Federal Home Loan Banks | FEDERAL HOME LN BKS CONS BD DTD 11/21/2025 FLTG 07-21-2026
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 3,529,953
Interest Rate	3.705%
Investment, Identifier [Axis]: Government Securities | Federal Home Loan Banks | FEDERAL HOME LN BKS CONS BD DTD 11/21/2025 FLTG 08-21-2026
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 12,354,667
Interest Rate	3.71%
Investment, Identifier [Axis]: Government Securities | Federal Home Loan Banks | FEDERAL HOME LN BKS CONS BD DTD 11/24/2025 FLTG 06-23-2026
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 3,889,949
Interest Rate	3.70%
Investment, Identifier [Axis]: Government Securities | Federal Home Loan Banks | FEDERAL HOME LN BKS FLTG RT 04-07-2026
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 3,599,947
Investment, Identifier [Axis]: Government Securities | Federal Home Loan Banks | FEDERAL HOME LOAN BANK FLTG 05-05-2026
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	3,459,954
Investment, Identifier [Axis]: Government Securities | Federal Home Loan Banks | FEDERAL HOME LOAN BANK FLTG 07-24-2026
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	3,529,952
Investment, Identifier [Axis]: Government Securities | Federal Home Loan Banks | FEDERAL HOME LOAN BANK FLTG RT 04-17-2026
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	1,754,990
Investment, Identifier [Axis]: Government Securities | Federal Home Loan Banks | FEDERAL HOME LOAN BANK FLTG RT 06-02-2026
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	3,459,908
Investment, Identifier [Axis]: Government Securities | Federal Home Loan Banks | FEDERAL HOME LOAN BANKS 02-03-2026
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	2,898,319
Investment, Identifier [Axis]: Government Securities | Federal Home Loan Banks | FEDERAL HOME LOAN BANKS DISC NT 01-02-2026
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	7,498,538
Investment, Identifier [Axis]: Government Securities | Federal Home Loan Banks | FEDERAL HOME LOAN BANKS FLTG 06-25-2026
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	1,764,980
Investment, Identifier [Axis]: Government Securities | Federal Home Loan Banks | FEDERAL HOME LOAN BANKS FLTG 08-24-2026
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	1,764,949
Investment, Identifier [Axis]: Government Securities | Federal Home Loan Banks | FHLB FLTG 25/3/2027 03-25-2027
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	2,980,654
Investment, Identifier [Axis]: Government Securities | France | FRANCE(GOVT OF) IDX/LKD BDS 25/07/2038 EUR1
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	228,486
Investment, Identifier [Axis]: Government Securities | France | FRANCE(GOVT OF) IDX/LKD SNR 01/03/2026 EUR1
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	1,722,883
Investment, Identifier [Axis]: Government Securities | France | FRANCE(GOVT OF) IDX/LKD SNR 25/07/2027 EUR1
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	165,098
Investment, Identifier [Axis]: Government Securities | France | FRANCE(GOVT OF) IDX/LKD SNR 25/07/2031 EUR1
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	547,004
Investment, Identifier [Axis]: Government Securities | Freddie Mac | FREDDIE MAC MULTICLASS SR 5410 CL FB FLTG RT 05-25-2054
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	539,340
Investment, Identifier [Axis]: Government Securities | Freddie Mac | FREDDIE MAC POOL FR QI6910 1/6/2054 06-01-2054
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 474,305
Interest Rate	5.50%
Investment, Identifier [Axis]: Government Securities | Freddie Mac | FREDDIE MAC SER 5508 CL DF FLTG RT 02-25-2055
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 216,954
Investment, Identifier [Axis]: Government Securities | Freddie Mac | FREDDIE MAC SR 5345 CL A 01-25-2047
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 76,964
Interest Rate	5.50%
Investment, Identifier [Axis]: Government Securities | Freddie Mac | FREDDIE MAC SR 5426 CL CF FLTG RT 12-15-2050
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 142,302
Interest Rate	6.2237%
Investment, Identifier [Axis]: Government Securities | Freddie Mac | FREDDIE MAC SR 5500 CL GF FLTG 10-25-2054
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 803,799
Investment, Identifier [Axis]: Government Securities | Freddie Mac | FREDDIE MAC SR 5505 CL AF FLTG 03-15-2050
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	197,605
Investment, Identifier [Axis]: Government Securities | Freddie Mac | FREDDIE MAC SR 5508 CL AF FLTG RT 02-25-2055
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	556,739
Investment, Identifier [Axis]: Government Securities | Freddie Mac | FREDDIE MAC SR 5513 CL MF FLTG RT 11-25-2054
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	407,134
Investment, Identifier [Axis]: Government Securities | GNMA | GNMA 11-20-2072
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 1,189,432
Interest Rate	4.82154%
Investment, Identifier [Axis]: Government Securities | GNMA | GNMA 2016-H17 MTG PASS THRU CTF CL MX FC08-20-2066
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 79,765
Investment, Identifier [Axis]: Government Securities | GNMA | GNMA 2016-H20 REMIC PASSTHRU CTF CL FG 08-20-2066
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	2,995
Investment, Identifier [Axis]: Government Securities | GNMA | GNMA 2017-H05 REMIC PASSTHRU CTF CL FC FLTG 02-20-2067
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	141,165
Investment, Identifier [Axis]: Government Securities | GNMA | GNMA 2019-H11 REMIC PASSTHRU CTF 05-20-2069
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 143,740
Interest Rate	4.39691%
Investment, Identifier [Axis]: Government Securities | GNMA | GNMA 2022-H24 REMIC PASSTHRU CTF 11-20-2072
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 1,455,546
Interest Rate	4.83154%
Investment, Identifier [Axis]: Government Securities | GNMA | GNMA FLTG RT SER 18-H15 CL FG 08-20-2068 REG
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 80,712
Investment, Identifier [Axis]: Government Securities | GNMA | GNMA II JUMBOS 3.5 30 YEARS SETTLES FEB
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	455,533
Investment, Identifier [Axis]: Government Securities | GNMA | GNMA POOL #MA5265 06-20-2048 BEO
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 134,502
Interest Rate	4.50%
Investment, Identifier [Axis]: Government Securities | GNMA | GNMA POOL #MA5764 02-20-2049 BEO
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 276,151
Interest Rate	4.50%
Investment, Identifier [Axis]: Government Securities | GNMA | GNMA POOL #MA8345 10-20-2052 BEO
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 858,406
Interest Rate	3.50%
Investment, Identifier [Axis]: Government Securities | GNMA | GNMA REMIC 2015-H30 CL FD FLT RT 10-20-2065
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 13,314
Investment, Identifier [Axis]: Government Securities | GNMA | GNMA REMIC PASSTHRU CTF SER 2015-H18 CL FB FLTG RT DUE 07-20-2065
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	37,977
Investment, Identifier [Axis]: Government Securities | GNMA | GNMA REMIC PASSTHRU CTF SR 20-H14 CL FH 08-20-2070
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 403,617
Interest Rate	0.00%
Investment, Identifier [Axis]: Government Securities | GNMA | GNMA REMIC SER 2013-H16 CL FA FLTG 07-20-2063
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 6,509
Investment, Identifier [Axis]: Government Securities | GNMA | GNMA REMIC SR 16-H09 CL FB FLTG RT 04-20-2066
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	14,032
Investment, Identifier [Axis]: Government Securities | GNMA | GNMA REMIC SR 25-H21 CL FA FLTG 10-20-2075
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	752,069
Investment, Identifier [Axis]: Government Securities | GNMA | GNMA SER 15-H08 CLS FB FLTG DUE 03-20-2065
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	92,327
Investment, Identifier [Axis]: Government Securities | GNMA | GNMA SER 17-H21 CL FD FLTG 10-20-2067
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	861,486
Investment, Identifier [Axis]: Government Securities | GNMA | GNMA SER 19-H05 CL FT FRN DUE 04-20-2069 REG
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	14,422
Investment, Identifier [Axis]: Government Securities | GNMA | GNMA SR 23-H12 CL FA FLTG RT 05-20-2073
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	463,041
Investment, Identifier [Axis]: Government Securities | GNMA | GNMA SR 23-H19 CL FA FLTG RT 08-20-2073 1
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	193,996
Investment, Identifier [Axis]: Government Securities | GNMA | GNMA SR 23-H19 CL FA FLTG RT 08-20-2073 2
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	678,986
Investment, Identifier [Axis]: Government Securities | GNMA | GNMA SR 23-H21 CL FA FLTG RT 09-20-2073
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	723,820
Investment, Identifier [Axis]: Government Securities | GNMA | GNMA SR 24-HO4 CL FA FLTG RT 02-20-2074
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	272,871
Investment, Identifier [Axis]: Government Securities | GNMA | GNMA SR 25-H20 CL FA FLTG RT 09-20-2075
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	1,708,194
Investment, Identifier [Axis]: Government Securities | GNMA | GNMA SR 25-H20 CL FA FLTG RT 09-20-2075 1
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	1,004,820
Investment, Identifier [Axis]: Government Securities | GNMA | GNMAII POOL #MB0481 SER 2055 07-20-2055
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 4,146,233
Interest Rate	3.50%
Investment, Identifier [Axis]: Government Securities | GNMA | GOVERNMENT NATIONAL MORTGAGE ASSN SR 18-H01 CL FA FLTG RT 01-20-2068
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 348,187
Investment, Identifier [Axis]: Government Securities | GNMA | GOVERNMENT NATIONAL MORTGAGE ASSN SR 25-159 CL FJ FLTG RT 09-20-2055
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	1,688,902
Investment, Identifier [Axis]: Government Securities | GNMA | GOVERNMENT NATIONAL MORTGAGE ASSOC 04-20-2072
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 495,840
Interest Rate	4.46154%
Investment, Identifier [Axis]: Government Securities | GNMA | GOVERNMENT NATIONAL MORTGAGE ASSOC 08-20-2071
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 503,111
Interest Rate	5.16154%
Investment, Identifier [Axis]: Government Securities | Israel | STATE OF ISRAEL 02-19-2030
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 206,795
Interest Rate	5.375%
Investment, Identifier [Axis]: Government Securities | Italy | ITALY(REP OF) IDX/LKD SNR 15/05/2030 EUR
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 569,983
Investment, Identifier [Axis]: Government Securities | Italy | PVTPL CASSA DEPOSITI E PRESTIT 04-30-2029
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 316,076
Interest Rate	5.875%
Investment, Identifier [Axis]: Government Securities | Poland | REPUBLIC OF POLAND 03-18-2029
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 407,968
Interest Rate	4.625%
Investment, Identifier [Axis]: Government Securities | Saudi Arabia | PVTPL SAUDI INTERNATIONAL BOND 01-13-2028
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 408,502
Interest Rate	5.125%
Investment, Identifier [Axis]: Government Securities | United States | SMALL BUSINESS ADMIN GTD DEV PARTN CTF 5.12 DUE 11-01-2027 REG
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 22,113
Investment, Identifier [Axis]: Government Securities | United States | TSY INFL IX N/B 01-15-2034
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 4,113,040
Interest Rate	1.75%
Investment, Identifier [Axis]: Government Securities | United States | TSY INFL IX N/B 02-15-2052
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 743,774
Interest Rate	0.125%
Investment, Identifier [Axis]: Government Securities | United States | TSY INFL IX N/B 07-15-2027
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 6,605,025
Interest Rate	0.375%
Investment, Identifier [Axis]: Government Securities | United States | TSY INFL IX N/B TII 0 1/8 01/15/32 01-15-2032
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 4,513,022
Investment, Identifier [Axis]: Government Securities | United States | TSY INFL IX N/B TII 0 1/8 04/15/27 04-15-2027
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	1,358,844
Investment, Identifier [Axis]: Government Securities | United States | TSY INFL IX N/B TII 2 3/8 10/15/28 10-15-2028
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	3,942,904
Investment, Identifier [Axis]: Government Securities | United States | TSY INFL IX N/B TIPS 02-15-2048
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 1,771,103
Interest Rate	1.00%
Investment, Identifier [Axis]: Government Securities | United States | TSY INFL IX N/B TREAS BONDS 02-15-2045
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 2,787,061
Interest Rate	0.75%
Investment, Identifier [Axis]: Government Securities | United States | TSY INFL IX N/B US GVT NATIONAL 01-15-2027
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 5,538,268
Interest Rate	0.375%
Investment, Identifier [Axis]: Government Securities | United States | UNITED STATES OF AMER BDS INDX LNKD 02-15-2047
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 1,731,279
Interest Rate	0.875%
Investment, Identifier [Axis]: Government Securities | United States | UNITED STATES OF AMER TBILL 02-03-2026
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 23,725,622
Interest Rate	0.00%
Investment, Identifier [Axis]: Government Securities | United States | UNITED STATES OF AMER TBILL 03-03-2026
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 596,447
Interest Rate	0.00%
Investment, Identifier [Axis]: Government Securities | United States | UNITED STATES OF AMER TREAS BILLS 01-29-2026
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 2,892,331
Investment, Identifier [Axis]: Government Securities | United States | UNITED STATES OF AMER TREAS BILLS 02-10-2026
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 17,546,142
Interest Rate	0.00%
Investment, Identifier [Axis]: Government Securities | United States | UNITED STATES OF AMER TREAS BILLS 02-17-2026
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 21,378,980
Interest Rate	0.00%
Investment, Identifier [Axis]: Government Securities | United States | UNITED STATES OF AMER TREAS BILLS 03-12-2026
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 3,838,733
Interest Rate	0.00%
Investment, Identifier [Axis]: Government Securities | United States | UNITED STATES OF AMER TREAS BILLS 04-02-2026
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 6,068,620
Interest Rate	0.00%
Investment, Identifier [Axis]: Government Securities | United States | UNITED STATES OF AMER TREAS BILLS 04-09-2026
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 8,997,977
Interest Rate	0.00%
Investment, Identifier [Axis]: Government Securities | United States | UNITED STATES OF AMER TREAS BILLS 07-02-2026
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 1,227,969
Interest Rate	0.00%
Investment, Identifier [Axis]: Government Securities | United States | UNITED STATES OF AMER TREAS BILLS 12-24-2026
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 21,660,193
Interest Rate	0.00%
Investment, Identifier [Axis]: Government Securities | United States | UNITED STATES OF AMER TREAS BILLS T-BILL 01-22-2026
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 2,542,963
Interest Rate	0.00%
Investment, Identifier [Axis]: Government Securities | United States | UNITED STATES OF AMER TREAS BILLS T-BILL 02-05-2026
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 19,167,642
Interest Rate	0.00%
Investment, Identifier [Axis]: Government Securities | United States | UNITED STATES OF AMER TREAS BILLS T-BILL 02-12-2026
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 23,704,649
Interest Rate	0.00%
Investment, Identifier [Axis]: Government Securities | United States | UNITED STATES OF AMER TREAS BILLS T-BILL 02-19-2026
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 2,427,406
Interest Rate	0.00%
Investment, Identifier [Axis]: Government Securities | United States | UNITED STATES OF AMER TREAS BILLS T-BILL 04-16-2026
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 17,121,949
Interest Rate	0.00%
Investment, Identifier [Axis]: Government Securities | United States | UNITED STATES OF AMER TREAS BILLS T-BILL 04-23-2026
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 15,469,699
Interest Rate	0.00%
Investment, Identifier [Axis]: Government Securities | United States | UNITED STATES OF AMER TREAS BILLS T-BILL 04-30-2026
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 27,417,488
Interest Rate	0.00%
Investment, Identifier [Axis]: Government Securities | United States | UNITED STATES OF AMER TREAS BILLS T-BILL 06-18-2026
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 6,819,510
Interest Rate	0.00%
Investment, Identifier [Axis]: Government Securities | United States | UNITED STATES OF AMER TREAS BILLS T-BILL03-19-2026
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 17,523,580
Interest Rate	0.00%
Investment, Identifier [Axis]: Government Securities | United States | UNITED STATES OF AMER TREAS BILLS T-BILL03-24-2026
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 4,380,990
Interest Rate	0.00%
Investment, Identifier [Axis]: Government Securities | United States | UNITED STATES OF AMER TREAS BILLS T-BILL03-31-2026
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 15,401,520
Interest Rate	0.00%
Investment, Identifier [Axis]: Government Securities | United States | UNITED STATES OF AMER TREAS BILLS T-BILL04-21-2026
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 6,628,390
Interest Rate	0.00%
Investment, Identifier [Axis]: Government Securities | United States | UNITED STATES OF AMER TREAS BILLS T-BILL05-28-2026
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 23,565,336
Interest Rate	0.00%
Investment, Identifier [Axis]: Government Securities | United States | UNITED STATES OF AMER TREAS BILLS TBILL 03-10-2026
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 17,658,966
Interest Rate	0.00%
Investment, Identifier [Axis]: Government Securities | United States | UNITED STATES OF AMER TREAS BONDS 02-15-2042
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 3,415,349
Interest Rate	0.75%
Investment, Identifier [Axis]: Government Securities | United States | UNITED STATES OF AMER TREAS BONDS 02-15-2053
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 855,783
Interest Rate	1.50%
Investment, Identifier [Axis]: Government Securities | United States | UNITED STATES OF AMER TREAS BONDS 02-15-2055
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 2,060,012
Interest Rate	2.375%
Investment, Identifier [Axis]: Government Securities | United States | UNITED STATES OF AMER TREAS BONDS 04-15-2028
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 4,544,328
Investment, Identifier [Axis]: Government Securities | United States | UNITED STATES OF AMER TREAS BONDS T-BOND 02-15-2050
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 431,027
Interest Rate	0.00%
Investment, Identifier [Axis]: Government Securities | United States | UNITED STATES OF AMER TREAS BONDS TIPS INFL IDX 02-15-2043 USD1000
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 971,135
Interest Rate	0.625%
Investment, Identifier [Axis]: Government Securities | United States | UNITED STATES OF AMER TREAS NOTES 01-15-2031
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 4,715,116
Interest Rate	0.125%
Investment, Identifier [Axis]: Government Securities | United States | UNITED STATES OF AMER TREAS NOTES 01-15-2033 1
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 1,365,184
Interest Rate	1.125%
Investment, Identifier [Axis]: Government Securities | United States | UNITED STATES OF AMER TREAS NOTES 01-15-2033 2
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 5,775,777
Interest Rate	1.125%
Investment, Identifier [Axis]: Government Securities | United States | UNITED STATES OF AMER TREAS NOTES 01-15-2035
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 9,463,195
Interest Rate	2.125%
Investment, Identifier [Axis]: Government Securities | United States | UNITED STATES OF AMER TREAS NOTES 02-28-2026
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 1,201,556
Interest Rate	4.625%
Investment, Identifier [Axis]: Government Securities | United States | UNITED STATES OF AMER TREAS NOTES 04-15-2030
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 7,921,626
Interest Rate	1.50%
Investment, Identifier [Axis]: Government Securities | United States | UNITED STATES OF AMER TREAS NOTES 04-30-2026
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 803,250
Interest Rate	4.875%
Investment, Identifier [Axis]: Government Securities | United States | UNITED STATES OF AMER TREAS NOTES 05-15-2026
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 19,305,247
Interest Rate	3.625%
Investment, Identifier [Axis]: Government Securities | United States | UNITED STATES OF AMER TREAS NOTES 06-30-2026
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 5,297,338
Interest Rate	4.625%
Investment, Identifier [Axis]: Government Securities | United States | UNITED STATES OF AMER TREAS NOTES 07-15-2033
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 6,173,445
Interest Rate	1.375%
Investment, Identifier [Axis]: Government Securities | United States | UNITED STATES OF AMER TREAS NOTES 07-15-2034
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 8,554,486
Interest Rate	1.875%
Investment, Identifier [Axis]: Government Securities | United States | UNITED STATES OF AMER TREAS NOTES 10-15-2026
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 9,821,457
Interest Rate	0.125%
Investment, Identifier [Axis]: Government Securities | United States | UNITED STATES OF AMER TREAS NOTES 10-15-2027
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 4,541,354
Interest Rate	1.625%
Investment, Identifier [Axis]: Government Securities | United States | UNITED STATES OF AMER TREAS NOTES 10-31-2026
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 700,988
Interest Rate	4.125%
Investment, Identifier [Axis]: Government Securities | United States | UNITED STATES OF AMER TREAS NOTES 31/01/2026 DUE 01-31-2026 BEO
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 289,246
Interest Rate	0.375%
Investment, Identifier [Axis]: Government Securities | United States | UNITED STATES OF AMER TREAS NOTES DTD 03/31/2021 03-31-2026
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 15,199,295
Interest Rate	0.75%
Investment, Identifier [Axis]: Government Securities | United States | UNITED STATES OF AMER TREAS NOTES DUE 05-15-2032 REG
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 94,422
Interest Rate	2.875%
Investment, Identifier [Axis]: Government Securities | United States | UNITED STATES OF AMER TREAS NOTES FLTG 10-15-2029
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 4,915,090
Investment, Identifier [Axis]: Government Securities | United States | UNITED STATES OF AMER TREAS NOTES FLTG 10-31-2026
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	24,603,873
Investment, Identifier [Axis]: Government Securities | United States | UNITED STATES OF AMER TREAS NOTES FLTG RT 01-31-2026
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	13,409,737
Investment, Identifier [Axis]: Government Securities | United States | UNITED STATES OF AMER TREAS NOTES FLTG RT 01-31-2027
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	30,246,221
Investment, Identifier [Axis]: Government Securities | United States | UNITED STATES OF AMER TREAS NOTES INFL IDX T-BOND 01-15-2029
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 1,651,289
Interest Rate	0.875%
Investment, Identifier [Axis]: Government Securities | United States | UNITED STATES OF AMER TREAS TIPS 04-15-2029
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 1,183,137
Investment, Identifier [Axis]: Government Securities | United States | UNITED STATES OF TREAS NTS 04-30-2026 REG
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 826,900
Interest Rate	2.375%
Investment, Identifier [Axis]: Government Securities | United States | UNITED STATES TREAS BDS 02-15-2041
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 1,209,789
Interest Rate	2.125%
Investment, Identifier [Axis]: Government Securities | United States | UNITED STATES TREAS BDS 02-15-2051
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 710,860
Interest Rate	0.125%
Investment, Identifier [Axis]: Government Securities | United States | UNITED STATES TREAS BDS 02-15-2054
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 1,814,602
Interest Rate	2.125%
Investment, Identifier [Axis]: Government Securities | United States | UNITED STATES TREAS BDS 1.375 02-15-2044 REG
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 3,210,034
Investment, Identifier [Axis]: Government Securities | United States | UNITED STATES TREAS BDS INDEX LINKED 1.75 DUE 01-15-2028 REG
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	3,120,983
Investment, Identifier [Axis]: Government Securities | United States | UNITED STATES TREAS BDS INFLATION INDEX LINKED 04-15-2029
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 473,889
Interest Rate	3.875%
Investment, Identifier [Axis]: Government Securities | United States | UNITED STATES TREAS BDS TSY INFL IX N/B 02-15-2046
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 1,909,426
Investment, Identifier [Axis]: Government Securities | United States | UNITED STATES TREAS BONDS 02-15-2049
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 410,357
Interest Rate	1.00%
Investment, Identifier [Axis]: Government Securities | United States | UNITED STATES TREAS INFL IDX 07-15-2029
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 3,954,127
Interest Rate	0.25%
Investment, Identifier [Axis]: Government Securities | United States | UNITED STATES TREAS INFL INDEX NTS 01-15-2028
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 8,533,715
Interest Rate	0.50%
Investment, Identifier [Axis]: Government Securities | United States | UNITED STATES TREAS INFL INDEXED NTS 07-15-2028
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 4,872,312
Interest Rate	0.75%
Investment, Identifier [Axis]: Government Securities | United States | UNITED STATES TREAS NTS 10-15-2030
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 2,480,430
Interest Rate	1.125%
Investment, Identifier [Axis]: Government Securities | United States | UNITED STATES TREAS NTS 11-30-2026
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 544,322
Interest Rate	4.25%
Investment, Identifier [Axis]: Government Securities | United States | UNITED STATES TREAS NTS DTD 04-28-2023 DUE 04-15-2028
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 5,623,837
Interest Rate	1.25%
Investment, Identifier [Axis]: Government Securities | United States | UNITED STATES TREAS NTS DTD 04/30/2024 FLTG RATE 04-30-2026
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 20,798,563
Interest Rate	3.79325%
Investment, Identifier [Axis]: Government Securities | United States | UNITED STATES TREAS NTS DUE 05-15-2026
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 2,278,856
Interest Rate	1.625%
Investment, Identifier [Axis]: Government Securities | United States | UNITED STATES TREAS NTS DUE 07-15-2030
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 3,118,937
Interest Rate	0.125%
Investment, Identifier [Axis]: Government Securities | United States | UNITED STATES TREAS NTS DUE 07-15-2032 REG 1
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 7,052,543
Interest Rate	0.625%
Investment, Identifier [Axis]: Government Securities | United States | UNITED STATES TREAS NTS DUE 07-15-2032 REG 2
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 947,357
Interest Rate	0.625%
Investment, Identifier [Axis]: Government Securities | United States | UNITED STATES TREAS NTS FLTG RT 07-31-2026
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 12,944,449
Investment, Identifier [Axis]: Government Securities | United States | UNITED STATES TREAS NTS FLTG RT 07-31-2027
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	26,953,534
Investment, Identifier [Axis]: Government Securities | United States | UNITED STS TREAS BILLS 02-26-2026
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 10,150,015
Interest Rate	0.00%
Investment, Identifier [Axis]: Government Securities | United States | UNITED STS TREAS BILLS 06-11-2026 UNITEDSTS TREAS BILLS
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 13,347,856
Investment, Identifier [Axis]: Government Securities | United States | UNITED STS TREAS BILLS 08-06-2026
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 1,350,823
Interest Rate	0.00%
Investment, Identifier [Axis]: Government Securities | United States | UNITED STS TREAS BILLS 09-03-2026 UNITEDSTS TREAS BILLS
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 26,884,005
Investment, Identifier [Axis]: Government Securities | United States | UNITED STS TREAS BILLS DUE ZCPN 05-14-2026
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	12,220,561
Investment, Identifier [Axis]: Government Securities | United States | UNITED STS TREAS BILLS T-BILL 01-02-2026
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 14,345,000
Interest Rate	0.00%
Investment, Identifier [Axis]: Government Securities | United States | UNITED STS TREAS BILLS T-BILL 02-24-2026
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 5,999,613
Interest Rate	0.00%
Investment, Identifier [Axis]: Government Securities | United States | UNITED STS TREAS BILLS T-BILL 03-05-2026
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 19,790,809
Interest Rate	0.00%
Investment, Identifier [Axis]: Government Securities | United States | UNITED STS TREAS BILLS T-BILL 03-17-2026
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 537,109
Interest Rate	0.00%
Investment, Identifier [Axis]: Government Securities | United States | UNITED STS TREAS BILLS T-BILL 04-07-2026
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 8,004,882
Interest Rate	0.00%
Investment, Identifier [Axis]: Government Securities | United States | UNITED STS TREAS BILLS T-BILL 06-04-2026
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 31,598,118
Interest Rate	0.00%
Investment, Identifier [Axis]: Government Securities | United States | UNITED STS TREAS BILLS T-BILL 06-25-2026
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 26,529,249
Interest Rate	0.00%
Investment, Identifier [Axis]: Government Securities | United States | UNITED STS TREAS NTS 06-30-2026
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 710,629
Interest Rate	0.875%
Investment, Identifier [Axis]: Government Securities | United States | UNITED STS TREAS NTS 07-15-2031
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 14,141,843
Interest Rate	0.125%
Investment, Identifier [Axis]: Government Securities | United States | UNITED STS TREAS NTS DUE 02-28-2026 REG
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 994,792
Interest Rate	0.50%
Investment, Identifier [Axis]: Government Securities | United States | US TREAS BDS INDEX LINKED 2.5 DUE 01-15-2029 REG
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 2,081,378
Investment, Identifier [Axis]: Government Securities | United States | US TREAS BDS INDEX LINKED NOTES 2.375 DUE 01-15-2027 REG
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	97,650
Investment, Identifier [Axis]: Government Securities | United States | US TREAS INFL INDEXED BONDS 3.375 DUE 04-15-2032 AR12 DUE 04-15-32 REG
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	218,908
Investment, Identifier [Axis]: Government Securities | United States | US TREASURY DTD 02/15/2010 02-15-2040
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	1,523,103
Investment, Identifier [Axis]: Government Securities | United States | US TREASURY INFL INDX 01-15-2030
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 4,456,758
Interest Rate	0.125%
Investment, Identifier [Axis]: Government Securities | United States | UTD STATES TREAS DUE 07-15-2035
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 6,482,115
Interest Rate	1.89294%
Investment, Identifier [Axis]: Government Securities | United States | UTD STATES TREAS FLTG RT DUE 10-31-2027
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 15,163,601
Interest Rate	3.83325%
Investment, Identifier [Axis]: Participant-directed investments at fair value
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 25,743,836,325
Investment, Identifier [Axis]: Registered Investment Companies | PIMCO | MFO PIMCO INTERNATIONAL BOND FUND (UNHEDGED) INST
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	43,618,835
Investment, Identifier [Axis]: Registered Investment Companies | Pax | MFO IMPAX GLOBAL ENVIRONMENTAL MARKETS
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	47,790,143
Investment, Identifier [Axis]: Repurchase Agreements | BNP Paribas | BUY TO OPEN TRIPARTY REPO W/BNP PARIB FROM 12-31-2025 TO 01-02-2026
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 75,000,000
Interest Rate	3.83%
Investment, Identifier [Axis]: Repurchase Agreements | Bank of America | BUY TO OPEN TRIPARTY REPO W/BOFA SECU FROM 12-31-2025 TO 01-02-2026
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 75,000,000
Interest Rate	3.85%
Investment, Identifier [Axis]: Repurchase Agreements | Bank of New York | BUY TO OPEN TRIPARTY REPO W/BANK OF N FROM 12-31-2025 TO 01-02-2026
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 75,000,000
Interest Rate	3.82%
Investment, Identifier [Axis]: Repurchase Agreements | Goldman Sachs | BUY TO OPEN TRIPARTY REPO W/GOLDMAN, FROM 12-31-2025 TO 01-02-2026
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 90,000,000
Interest Rate	3.84%
Investment, Identifier [Axis]: Repurchase Agreements | Mizuho Securities | BUY TO OPEN TRIPARTY REPO W/MIZUHO SE FROM 12-31-2025 TO 01-02-2026
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 97,000,000
Interest Rate	3.84%
Investment, Identifier [Axis]: Repurchase Agreements | Natixis | BUY TO OPEN TRIPARTY REPO W/NATIXIS C FROM 12-31-2025 TO 01-02-2026
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 95,000,000
Interest Rate	3.84%
Investment, Identifier [Axis]: Repurchase Agreements | TD Securities | BUY TO OPEN TRIPARTY REPO W/TD SECURI FROM 12-31-2025 TO 01-02-2026
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 80,000,000
Interest Rate	3.83%